UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                  PLACECITYWASHINGTON, STATEDC POSTALCODE20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21587

                            OLD MUTUAL ADVISOR FUNDS
               (Exact name of registrant as specified in charter)

           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                    (Address of principal executive offices)

                                David J. Bullock
           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and address of agent for service)

                                   Copies to:

        Jay G. Baris, Esq.                           Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital, Inc.
   1177 Avenue of the Americas               4643 South Ulster Street, Suite 600
        New York, NY 10036                              Denver, CO 80237
          (212) 715-7515                                 (720) 200-7725

       Registrant's telephone number, including area code: 1-888-744-5050

                        Date of fiscal year end: July 31

                    Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

COMMON STOCK -- 24.5%
    BASIC MATERIALS -- 1.5%
      AGRICULTURAL CHEMICALS -- 0.3%
      Agrium                                      1,400          $        36
      Monsanto                                      530                   44
                                                                 -----------
                                                                          80
      CHEMICALS-DIVERSIFIED -- 0.1%
      Lyondell Chemical                             419                   10
      Nova Chemicals                                800                   24
      Olin                                           40                    1
                                                                 -----------
                                                                          35
      CHEMICALS-SPECIALTY -- 0.0%
      Chemtura                                       60                    1
                                                                 -----------
      FORESTRY -- 0.2%
      Plum Creek Timber                           1,300                   47
                                                                 -----------
      GOLD MINING -- 0.1%
      Goldcorp                                    1,200                   42
                                                                 -----------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals                       20                    1
      Praxair                                       660                   37
                                                                 -----------
                                                                          38
      METAL-COPPER -- 0.1%
      Phelps Dodge                                  500                   43
                                                                 -----------
      METAL-DIVERSIFIED -- 0.2%
      Freeport-McMoRan Copper &
         Gold, Cl B                               1,011                   65
                                                                 -----------
      NON-FERROUS METALS -- 0.1%
      Cameco                                        780                   31
      USEC                                           40                    1
                                                                 -----------
                                                                          32
      PAPER & RELATED PRODUCTS -- 0.0%
      Abitibi-Consolidated                          480                    2
      MeadWestvaco                                   50                    2
      Smurfit-Stone Container*                      185                    2
                                                                 -----------
                                                                           6
      QUARRYING -- 0.1%
      Vulcan Materials                              290                   25
                                                                 -----------
      RUBBER-TIRES -- 0.0%
      Goodyear Tire & Rubber*                       185                    3
                                                                 -----------
      STEEL-PRODUCERS -- 0.2%
      Nucor                                         400                   44
                                                                 -----------
    Total Basic Materials (Cost $ 358)                                   461
                                                                 -----------
    CONSUMER CYCLICAL -- 2.5%
      APPAREL MANUFACTURERS -- 0.2%
      Polo Ralph Lauren                             980                   59
                                                                 -----------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
      DR Horton                                   1,110                   33
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)
      CASINO HOTELS -- 0.1%
      Harrah's Entertainment                        450          $        37
                                                                 -----------
      CASINO SERVICES -- 0.2%
      International Game
      Technology                                    410                   15
      Scientific Games, Cl A*                       730                   28
                                                                 -----------
                                                                          43
      CRUISE LINES -- 0.2%
      Carnival                                    1,043                   49
                                                                 -----------
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                            40                    2
      Fastenal                                      340                   16
                                                                 -----------
                                                                          18
      GOLF -- 0.0%
      Callaway Golf                                  80                    1
                                                                 -----------
      HOME FURNISHINGS -- 0.0%
      Tempur-Pedic International*                    60                    1
                                                                 -----------
      HOTELS & MOTELS -- 0.2%
      Fairmont Hotels & Resorts                      25                    1
      Marriott International, Cl A                  603                   44
                                                                 -----------
                                                                          45
      MOTION PICTURES & SERVICES -- 0.0%
      DreamWorks Animation SKG,
         Cl A*                                       65                    2
                                                                 -----------
      PUBLISHING-BOOKS -- 0.0%
      Scholastic*                                   110                    3
                                                                 -----------
      PUBLISHING-NEWSPAPERS -- 0.0%
      Gannett                                       217                   12
                                                                 -----------
      RETAIL-APPAREL/SHOE -- 0.4%
      Chico's FAS*                                1,780                   66
      Claire's Stores                             1,000                   35
      Urban Outfitters*                             560                   13
                                                                 -----------
                                                                         114
      RETAIL-BUILDING PRODUCTS -- 0.3%
      Home Depot                                    332                   13
      Lowe's                                      1,286                   81
                                                                 -----------
                                                                          94
      RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                               500                   24
                                                                 -----------
      RETAIL-DISCOUNT -- 0.1%
      Dollar General                                551                   10
      Target                                        520                   27
                                                                 -----------
                                                                          37
      RETAIL-DRUG STORE -- 0.2%
      CVS                                         1,670                   50
                                                                 -----------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                                      38                    3


-------------------------------------------------------------------------------
1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

      RETAIL-MAJOR DEPARTMENT STORE -- CONTINUED
      Saks*                                       1,200          $        24
                                                                 -----------
                                                                          27
      RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                                      95                    4
                                                                 -----------
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                         70                    2
                                                                 -----------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
      Kohl's*                                       740                   41
                                                                 -----------
      RETAIL-RESTAURANTS -- 0.0%
      Darden Restaurants                            222                    9
      OSI Restaurant Partners                        70                    3
                                                                 -----------
                                                                          12
      TOYS -- 0.1%
      Hasbro                                        642                   13
      Mattel                                        842                   13
                                                                 -----------
                                                                          26
                                                                 -----------
    Total Consumer Cyclical (Cost $ 712)                                 734
                                                                 -----------
    CONSUMER NON-CYCLICAL -- 0.9%
      AGRICULTURAL OPERATIONS -- 0.1%
      Archer-Daniels-Midland                        763                   28
      Tejon Ranch*                                   35                    1
                                                                 -----------
                                                                          29
      BREWERY -- 0.1%
      Molson Coors Brewing, Cl B                    450                   33
                                                                 -----------
      FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                 1,050                   42
                                                                 -----------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                                 513                   12
      Hain Celestial Group*                          60                    1
                                                                 -----------
                                                                          13
      FOOD-RETAIL -- 0.2%
      Kroger                                      1,288                   26
      Whole Foods Market                            410                   25
                                                                 -----------
                                                                          51
      FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
      Sysco                                         157                    5
      United Natural Foods*                          50                    1
                                                                 -----------
                                                                           6
      TOBACCO -- 0.3%
      Altria Group                                  487                   36
      Imperial Tobacco ADR                          506                   32
      UST                                           505                   22
                                                                 -----------
                                                                          90
                                                                 -----------
    Total Consumer Non-Cyclical (Cost $ 232)                             264
                                                                 -----------



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

    ENERGY -- 3.0%
      COAL -- 0.2%
      Consol Energy                                 450          $        39
      Peabody Energy                                490                   31
                                                                 -----------
                                                                          70
      OIL & GAS DRILLING -- 0.6%
      Diamond Offshore Drilling                     240                   22
      Nabors Industries*                          1,300                   48
      Pride International*                        1,310                   46
      Rowan                                          30                    1
      Todco, Cl A                                    20                    1
      Transocean*                                   620                   50
                                                                 -----------
                                                                         168
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
      Anadarko Petroleum                             81                    8
      Denbury Resources*                            580                   19
      Newfield Exploration*                         600                   27
      Pogo Producing                                 25                    1
      Southwestern Energy*                          570                   21
      XTO Energy                                    530                   22
                                                                 -----------
                                                                          98
      OIL COMPANIES-INTEGRATED -- 0.9%
      Amerada Hess                                  300                   43
      BP ADR                                        343                   25
      Chevron                                       220                   13
      ConocoPhillips                                542                   36
      Exxon Mobil                                 1,296                   82
      Marathon Oil                                  413                   33
      Occidental Petroleum                          387                   40
                                                                 -----------
                                                                         272
      OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
      Cameron International*                        700                   35
      Grant Prideco*                                210                   11
      National Oilwell Varco*                       330                   23
                                                                 -----------
                                                                          69
      OIL REFINING & MARKETING -- 0.2%
      Frontier Oil                                  700                   42
                                                                 -----------
      OIL-FIELD SERVICES -- 0.3%
      Halliburton                                   926                   73
      Helix Energy Solutions*                       700                   27
      Tidewater                                      20                    1
                                                                 -----------
                                                                         101
      OIL-US ROYALTY TRUSTS -- 0.0%
      Hugoton Royalty Trust                          32                    1
                                                                 -----------
      PIPELINES -- 0.3%
      El Paso*                                      170                    2
      National Fuel Gas                           1,050                   35
      Questar                                       550                   44
                                                                 -----------
                                                                          81
                                                                 -----------
    Total Energy (Cost $ 724)                                            902
                                                                 -----------

-------------------------------------------------------------------------------
2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

    FINANCIAL -- 4.5%
      COMMERCIAL BANKS-EASTERN US -- 0.0%
      Commerce Bancorp                               45          $         2
      North Fork Bancorporation                      36                    1
                                                                 -----------
                                                                           3
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                          1,800                   47
                                                                 -----------
      FIDUCIARY BANKS -- 0.1%
      Northern Trust                                600                   35
                                                                 -----------
      FINANCE-COMMERCIAL -- 0.1%
      CIT Group                                     639                   34
                                                                 -----------
      FINANCE-CONSUMER LOANS -- 0.3%
      First Marblehead                               50                    3
      SLM                                         1,481                   78
                                                                 -----------
                                                                          81
      FINANCE-CREDIT CARD -- 0.1%
      American Express                               23                    1
      Capital One Financial                         226                   20
                                                                 -----------
                                                                          21
      FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
      Citigroup                                     609                   30
      Goldman Sachs Group                           290                   47
      Greenhill                                      10                    1
      JPMorgan Chase                              1,218                   55
      Lehman Brothers Holdings                       41                    6
      TD Ameritrade Holding                       1,720                   32
                                                                 -----------
                                                                         171
      FINANCE-OTHER SERVICES -- 0.2%
      Cbot Holdings, Cl A*                          170                   18
      Chicago Mercantile Exchange
         Holdings                                    80                   37
                                                                 -----------
                                                                          55
      FINANCIAL GUARANTEE INSURANCE -- 0.1%
      AMBAC Financial Group                         250                   20
      MGIC Investment                               250                   18
                                                                 -----------
                                                                          38
      INSURANCE BROKERS -- 0.2%
      Brown & Brown                               1,500                   47
                                                                 -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
      Legg Mason                                    350                   41
                                                                 -----------
      LIFE/HEALTH INSURANCE -- 0.2%
      Cigna                                         538                   58
      UnumProvident                                  50                    1
                                                                 -----------
                                                                          59
      MULTI-LINE INSURANCE -- 0.6%
      Allstate                                      505                   29
      American International Group                  464                   30
      Hartford Financial Services
         Group                                      235                   22


                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

      MULTI-LINE INSURANCE -- CONTINUED
      HCC Insurance Holdings                        500          $        17
      Loews                                          96                   10
      Metlife                                       844                   44
      XL Capital, Cl A                              340                   22
                                                                 -----------
                                                                         174
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      Arch Capital Group*                           600                   36
      Fidelity National Financial                    50                    2
      Safeco                                        850                   44
      WR Berkley                                  1,350                   51
                                                                 -----------
                                                                         133
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                            860                   76
                                                                 -----------
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
      St. Joe                                        20                    1
                                                                 -----------
      REINSURANCE -- 0.1%
      Aspen Insurance Holdings                      115                    3
      Axis Capital Holdings                          70                    2
      Montpelier Re Holdings                         50                    1
      Odyssey Re Holdings                            95                    2
      PartnerRe                                     600                   37
                                                                 -----------
                                                                          45
      REITS-HOTELS -- 0.0%
      Host Hotels & Resorts                         125                    3
                                                                 -----------
      REITS-OFFICE PROPERTY -- 0.2%
      American Financial Realty
      Trust                                         160                    2
      Boston Properties                             600                   53
                                                                 -----------
                                                                          55
      REITS-REGIONAL MALLS -- 0.1%
      CBL & Associates Properties                   900                   36
      Simon Property Group                           31                    2
                                                                 -----------
                                                                          38
      S&L/THRIFTS-EASTERN US -- 0.0%
      NewAlliance Bancshares                         90                    1
                                                                 -----------
      S&L/THRIFTS-WESTERN US -- 0.2%
      Washington Federal                          1,540                   37
      Washington Mutual                             591                   26
                                                                 -----------
                                                                          63
      SUPER-REGIONAL BANKS-US -- 0.4%
      Bank of America                             1,210                   61
      Wachovia                                       39                    2
      Wells Fargo                                   935                   64
                                                                 -----------
                                                                         127
                                                                 -----------
    Total Financial (Cost $ 1,182)                                     1,348
                                                                 -----------
    HEALTH CARE -- 3.3%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                        600                  15

-------------------------------------------------------------------------------
3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

      DIAGNOSTIC EQUIPMENT -- CONTINUED
      Gen-Probe*                                    273          $        15
                                                                 -----------
                                                                          30
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                        20                   1
                                                                 -----------
      DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                                     150                   11
                                                                 -----------
      DRUG DELIVERY SYSTEMS -- 0.0%
      Conor Medsystems*                              60                    2
                                                                 -----------
      HEALTH CARE COST CONTAINMENT -- 0.1%
      McKesson                                      765                   37
                                                                 -----------
      MEDICAL INFORMATION SYSTEMS -- 0.0%
      IMS Health                                     60                    2
                                                                 -----------
      MEDICAL INSTRUMENTS -- 0.1%
      Boston Scientific*                             28                    1
      St. Jude Medical*                             780                   30
      Symmetry Medical*                              50                    1
                                                                 -----------
                                                                          32
      MEDICAL LABS & TESTING SERVICES -- 0.3%
      Covance*                                    1,000                   59
      Laboratory Corp of America
         Holdings*                                  600                   34
                                                                 -----------
                                                                          93
      MEDICAL PRODUCTS -- 0.4%
      Baxter International                          569                   22
      Becton Dickinson                               20                    1
      Johnson & Johnson                             953                   56
      Mentor                                         30                    1
      Zimmer Holdings*                              460                   29
                                                                 -----------
                                                                         109
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Amgen*                                        710                   48
      Biogen Idec*                                  300                   13
      Celgene*                                      300                   13
      Genentech*                                    370                   29
      Genzyme*                                      650                   40
      Invitrogen*                                    40                    3
      PDL BioPharma*                                333                   10
                                                                 -----------
                                                                         156
      MEDICAL-DRUGS -- 0.3%
      Angiotech Pharmaceuticals*                    170                    3
      Bristol-Myers Squibb                          785                   20
      Pfizer                                      1,228                   31
      Schering-Plough                               895                   17
      Wyeth                                         217                   11
                                                                 -----------
                                                                          82
      MEDICAL-GENERIC DRUGS -- 0.0%
      Barr Pharmaceuticals*                          30                    2
      Watson Pharmaceuticals*                        40                    1
                                                                 -----------
                                                                           3
      MEDICAL-HMO -- 0.6%
      UnitedHealth Group                          2,018                  100



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)
      MEDICAL-HMO -- CONTINUED
      WellPoint*                                    900          $        64
                                                                 -----------
                                                                         164
      MEDICAL-HOSPITALS -- 0.0%
      HCA                                            67                    3
                                                                 -----------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
      Amsurg*                                        70                    2
      Lincare Holdings*                              75                    3
                                                                 -----------
                                                                           5
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.2%
      AmerisourceBergen                             750                   32
      Cardinal Health                               378                   26
                                                                 -----------
                                                                          58
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                         430                   44
                                                                 -----------
      PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*                      700                   35
                                                                 -----------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                                       450                   19
                                                                 -----------
      THERAPEUTICS -- 0.2%
      CV Therapeutics*                              145                    3
      Gilead Sciences*                            1,090                   62
      Medicines*                                    150                    3
                                                                 -----------
                                                                          68
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                                   580                   18
                                                                 -----------
      VITAMINS & NUTRITION PRODUCTS -- 0.1%
      Herbalife*                                    490                   17
                                                                 -----------
    Total Health Care (Cost $ 953)                                       989
                                                                 -----------
    INDUSTRIAL -- 2.1%
      AEROSPACE/DEFENSE -- 0.1%
      Boeing                                        136                   12
      Rockwell Collins                              460                   26
                                                                 -----------
                                                                          38
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
      Alliant Techsystems*                          600                   48
      Goodrich                                       30                    1
                                                                 -----------
                                                                          49
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Martin Marietta Materials                     760                   81
                                                                 -----------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                                    600                   32
                                                                 -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
      3M                                            100                    9
      Dover                                          35                    2
      Honeywell International                       271                   11
      Illinois Tool Works                           299                   31
      Parker Hannifin                               173                   14
      Trinity Industries                             20                    1

-------------------------------------------------------------------------------
4                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
      Tyco International                            280          $         7
                                                                 -----------
                                                                          75
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
      Emerson Electric                              259                   22
                                                                 -----------
      ENGINEERING/R&D SERVICES -- 0.0%
      Fluor                                         110                   10
                                                                 -----------
      HAZARDOUS WASTE DISPOSAL -- 0.1%
      Stericycle*                                   250                   16
                                                                 -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
      Symbol Technologies                           205                    2
                                                                 -----------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                           310                   22
                                                                 -----------
      INSTRUMENTS-SCIENTIFIC -- 0.1%
      Fisher Scientific
      International*                                134                   10
      PerkinElmer                                 1,500                   32
                                                                 -----------
                                                                          42
      MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
      Kennametal                                    600                   37
                                                                 -----------
      MACHINERY-CONSTRUCTION & MINING -- 0.3%
      Caterpillar                                   618                   47
      Terex*                                        450                   39
                                                                 -----------
                                                                          86
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*                      65                    3
                                                                 -----------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                           350                   22
                                                                 -----------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
      American Power Conversion                     751                   17
                                                                 -----------
      TOOLS-HAND HELD -- 0.1%
      Stanley Works                                 430                   22
                                                                 -----------
      TRANSPORT-EQUIPMENT & LEASNG -- 0.0%
      GATX                                           55                    3
                                                                 -----------
    Total Industrial (Cost $ 475)                                        579
                                                                 -----------
    SERVICES -- 1.3%
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                                 140                    9
                                                                 -----------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                        410                   23
      ChoicePoint*                                   65                    3
                                                                 -----------
                                                                          26
      COMMERCIAL SERVICES-FINANCE -- 0.2%
      H&R Block                                   1,767                   40
      Paychex                                       590                   24
                                                                 -----------
                                                                          64


                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)
      COMPUTER SERVICES -- 0.4%
      Ceridian*                                     900          $        22
      Cognizant Technology
         Solutions, Cl A*                         1,280                   81
      DST Systems*                                   15                    1
      Electronic Data Systems, Cl
      A                                              46                    1
      Manhattan Associates*                         180                    4
                                                                 -----------
                                                                         109
      HUMAN RESOURCES -- 0.4%
      Hewitt Associates, Cl A*                    1,200                   35
      Manpower                                      700                   45
      Monster Worldwide*                            660                   38
                                                                 -----------
                                                                         118
      PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                            50                    2
                                                                 -----------
      TELEPHONE-INTEGRATED -- 0.2%
      BellSouth                                     130                    4
      Sprint Nextel                               1,458                   36
      Verizon Communications                        894                   30
                                                                 -----------
                                                                          70
                                                                 -----------
    Total Services (Cost $ 341)                                          398
                                                                 -----------
    TECHNOLOGY -- 4.1%
      APPLICATIONS SOFTWARE -- 0.0%
      Citrix Systems*                                55                    2
      Intuit*                                        15                    1
      Satyam Computer Services ADR                   50                    2
                                                                 -----------
                                                                           5
      CELLULAR TELECOMMUNICATIONS -- 0.3%
      NII Holdings*                               1,582                   95
                                                                 -----------
      CIRCUIT BOARDS -- 0.0%
      Multi-Fineline Electronix*                     10                    1
                                                                 -----------
      COMPUTER AIDED DESIGN -- 0.0%
      Parametric Technology*                        193                    3
                                                                 -----------
      COMPUTERS -- 0.5%
      Apple Computer*                               870                   61
      Hewlett-Packard                             1,280                   41
      International Business
      Machines                                      688                   57
                                                                 -----------
                                                                         159
      COMPUTERS-MEMORY DEVICES -- 0.2%
      Network Appliance*                            420                   16
      Seagate Technology                          1,300                   34
                                                                 -----------
                                                                          50
      DATA PROCESSING/MANAGEMENT -- 0.1%
      Dun & Bradstreet*                              30                    2
      NAVTEQ*                                       350                   15
      SEI Investments                                35                    1
                                                                 -----------
                                                                          18
      DECISION SUPPORT SOFTWARE -- 0.0%
      Cognos*                                       300                   11
                                                                 -----------

-------------------------------------------------------------------------------
5                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)

      E-COMMERCE/PRODUCTS -- 0.1%
      Amazon.com*                                   668          $        24
                                                                 -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.0%
      Flextronics International*                    255                    3
                                                                 -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
      Advanced Micro Devices*                       800                   26
      Broadcom, Cl A*                               900                   37
      DSP Group*                                     20                    1
      Freescale Semiconductor, Cl
      B*                                            543                   17
      Intel                                         366                    7
      International Rectifier*                       10                   --
      MEMC Electronic Materials*                    700                   28
      Nvidia*                                       600                   17
      QLogic*                                     1,630                   34
      Semtech*                                       50                    1
      Silicon Laboratories*                         270                   13
      Texas Instruments                           1,024                   36
                                                                 -----------
                                                                         217
      ELECTRONIC FORMS -- 0.2%
      Adobe Systems                               1,072                   42
                                                                 -----------
      ENTERPRISE SOFTWARE/SERVICES -- 0.3%
      Lawson Software*                              460                    3
      SAP ADR                                     1,150                   63
      Sybase*                                     1,200                   26
                                                                 -----------
                                                                          92
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                                 4,421                   63
                                                                 -----------
      INTERNET CONNECTIVE SERVICES -- 0.1%
      NDS ADR*                                      700                   35
                                                                 -----------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                       25                    1
                                                                 -----------
      INTERNET SECURITY -- 0.0%
      Symantec*                                      75                    1
      VeriSign*                                      50                    1
                                                                 -----------
                                                                           2
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                                   60                    3
                                                                 -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
      Emulex*                                        80                    1
      Integrated Device
      Technology*                                 1,050                   16
      Marvell Technology Group*                     750                   43
                                                                 -----------
                                                                          60
      TELECOMMUNICATIONS EQUIPMENT -- 0.1%
      Arris Group*                                  200                    2
      Comverse Technology*                          861                   20
      Plantronics                                    50                    2
      Tellabs*                                      110                    2
                                                                 -----------
                                                                          26
      TELECOMMUNICATIONS SERVICES -- 0.3%
      Amdocs*                                     1,975                   74
      Time Warner Telecom, Cl A*                  1,260                   21
                                                                 -----------
                                                                          95


                                                                   MARKET
DESCRIPTION                                      SHARES          VALUE (000)
      WEB PORTALS/ISP -- 0.2%
      Google, Cl A*                                 125          $        52
                                                                 -----------
      WIRELESS EQUIPMENT -- 0.6%
      American Tower, Cl A*                       1,970                   67
      Motorola                                      894                   19
      Nokia ADR                                   1,774                   40
      Qualcomm                                      830                   43
                                                                 -----------
                                                                         169
                                                                 -----------
    Total Technology (Cost $ 1,022)                                    1,226
                                                                 -----------
    TRANSPORTATION -- 0.8%
      AIRLINES -- 0.1%
      AMR*                                          900                   22
      Southwest Airlines                            760                   12
                                                                 -----------
                                                                          34
      TRANSPORT-RAIL -- 0.4%
      Burlington Northern Santa Fe                  293                   23
      Canadian Pacific Railway                      900                   48
      CSX                                           618                   42
                                                                 -----------
                                                                         113
      TRANSPORT-SERVICES -- 0.2%
      FedEx                                         160                   19
      UTI Worldwide                                 710                   22
                                                                 -----------
                                                                          41
      TRANSPORT-TRUCK -- 0.1%
      JB Hunt Transport Services                  1,450                   35
                                                                 -----------
    Total Transportation (Cost $ 178)                                    223
                                                                 -----------
    UTILITIES -- 0.5%
      ELECTRIC-GENERATION -- 0.0%
      AES*                                          631                   11
                                                                 -----------
      ELECTRIC-INTEGRATED -- 0.4%
      American Electric Power                       410                   14
      Duke Energy                                   688                   20
      Edison International                          147                    6
      Entergy                                       367                   26
      OGE Energy                                  1,500                   46
      Public Service Enterprise
      Group                                          21                    1
      TXU                                            52                    2
                                                                 -----------
                                                                         115
      GAS-DISTRIBUTION -- 0.1%
      Energen                                       600                   21
                                                                 -----------
      INDEPENDENT POWER PRODUCER -- 0.0%
      Mirant*                                        70                    2
      Reliant Energy*                               245                    3
                                                                 -----------
                                                                           5
                                                                 -----------
    Total Utilities (Cost $ 144)                                         152
                                                                 -----------
Total Common Stock                                                     7,276
  (Cost $6,321)                                                  -----------



-------------------------------------------------------------------------------
6                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

CORPORATE BONDS -- 18.7%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26                     $         45          $        46
    Ahern Rentals
      9.250%, 08/15/13                               40                   42
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                               30                   33
    Allied Waste North America, Ser B
      8.875%, 04/01/08                               80                   84
    America Movil
      6.375%, 03/01/35                               50                   46
    American General Finance, Ser G
      MTN
      5.375%, 09/01/09                               50                   50
    Ameriprise Financial
      5.350%, 11/15/10                               35                   35
    AmerisourceBergen, 144A
      5.875%, 09/15/15                               70                   68
    Amgen
      4.000%, 11/18/09                               20                   19
    AOL Time Warner
      7.700%, 05/01/32                               30                   33
      6.875%, 05/01/12                               75                   78
    Appalachian Power
      5.550%, 04/01/11                               65                   65
    AT&T Wireless
      8.750%, 03/01/31                               45                   57
      7.875%, 03/01/11                               60                   66
    Bank of America
      4.250%, 10/01/10                               70                   67
    Bank One
      5.900%, 11/15/11                               35                   35
      5.250%, 01/30/13                               80                   78
    BCPLU Crystal US Holdings 144A
      9.625%, 06/15/14                               30                   33
    Beazer Homes USA, Callable:
      04/15/07 @ 104.188,
      04/15/08 @ 102.791
      8.375%, 04/15/12                               40                   42
    Capital One Financial
      4.800%, 02/21/12                               60                   57
    Carnival
      3.750%, 11/15/07                               35                   34
    Cascades, Callable: 02/15/08 @
      103.625, 02/15/09 @ 102.417
      7.250%, 02/15/13                               30                   28
    Caterpillar Financial Services
      5.050%, 12/01/10                               50                   49
    Chesapeake Energy  144A
      6.500%, 08/15/17                               90                   86
    ChevronTexaco
      3.500%, 09/17/07                               90                   88
    Chubb
      4.934%, 11/16/07                              100                   99
    Cisco Systems
      5.500%, 02/22/16                               90                   88
      5.250%, 02/22/11                               30                   30
    Citigroup
      2.400%, 10/31/25                            6,000                   50
    Clayton Williams Energy
      7.750%, 08/01/13                               40                   38
    Coleman Cable, Callable:
      10/01/08 @ 104.94
      9.875%, 10/01/12                               40                   36
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                               40                   39



                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

CORPORATE BONDS -- CONTINUED
    Comcast
      7.625%, 02/15/08                     $         20          $        21
      6.500%, 01/15/15                               75                   76
      5.300%, 01/15/14                               20                   19
    Countrywide Home Loan MTN
      4.125%, 09/15/09                               65                   62
    DaimlerChrysler
      4.750%, 01/15/08                               30                   30
    Deutsche Telekom
      8.000%, 06/15/10                               60                   65
    Drummond 144A
      7.375%, 02/15/16                               50                   49
    E*trade Financial
      7.875%, 12/01/15                               60                   63
    Echostar DBS, 144A
      7.125%, 02/01/16                               75                   73
    ERP Operating
      5.125%, 03/15/16                               45                   42
    Ford Motor Credit
      7.375%, 10/28/09                               70                   65
    General Cable
      9.500%, 11/15/10                               30                   32
    General Electric Capital, Ser A
      MTN
      6.875%, 11/15/10                               70                   74
      4.375%, 03/03/12                               50                   47
    General Motors Acceptance
      7.000%, 02/01/12                               35                   33
    Georgia Power, Ser J
      4.875%, 07/15/07                               20                   20
    Gregg Appliances
      9.000%, 02/01/13                               40                   37
    HCA
      6.375%, 01/15/15                               25                   24
    Hewlett-Packard
      5.750%, 12/15/06                               80                   80
    Hines Nurseries,
       Callable 10/01/11 @ 105.12
      10.250%, 10/01/11                              45                   45
    Home Depot
      5.400%, 03/01/16                              100                   97
    HSBC Finance
      5.500%, 01/19/16                               75                   72
      4.750%, 04/15/10                               25                   24
    Hudbay Mining
      9.625%, 01/15/12                               30                   33
    Intelsat
      9.614%, 01/15/12                               28                   28
    J.B. Poindexter
      8.750%, 03/15/14                               40                   32
    J.C. Penney
      8.125%, 04/01/27                               30                   31
    John Deere Capital
      5.400%, 04/07/10                               30                   30
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                               35                   34
    K Hovnanian Enterprises
      6.250%, 01/15/16                               30                   27
    K. Hovnanian
      8.875%, 04/01/12                               50                   52
    Lockheed Martin
      7.200%, 05/01/36                               55                   61
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10                               80                   77


-------------------------------------------------------------------------------
7                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

CORPORATE BONDS -- CONTINUED
    Metlife
      5.375%, 12/15/12                     $         30          $        29
      5.000%, 06/15/15                               90                   84
    MGM Mirage
      6.625%, 07/15/15                               35                   34
      5.875%, 02/27/14                               35                   32
    Midamerican Energy Holdings
      5.875%, 10/01/12                               80                   80
      3.500%, 05/15/08                               25                   24
    Morgan Stanley
      4.000%, 01/15/10                               75                   71
    Motorola
      8.000%, 11/01/11                               25                   28
    Neenah Paper
      7.375%, 11/15/14                               38                   36
    Nextel Communications, Ser C,
      Callable 10/31/11 @ 100
      6.875%, 10/31/13                               90                   92
    Norampac
      6.750%, 06/01/13                               50                   47
    Pemex Project
      8.500%, 02/15/08                              105                  110
    PNC Funding
      4.200%, 03/10/08                               85                   83
    Prologis Trust
      7.100%, 04/15/08                               20                   21
    Prudential Financial MTN
      3.750%, 05/01/08                               25                   24
    Prudential Financial, Ser B MTN
      5.100%, 09/20/14                               20                   19
    PSE&G Power
      7.750%, 04/15/11                               75                   81
      6.950%, 06/01/12                               35                   37
    PXRE
      8.850%, 02/15/27                               25                   27
    Quebecor World Capital 144A
      8.750%, 03/15/16                              100                   97
    Qwest
      8.875%, 03/15/12                               70                   77
    Residential Capital 144A
      6.898%, 04/17/09                               80                   80
    Rogers Cable
      6.750%, 03/15/15                               20                   20
    Rogers Wireless
      8.000%, 12/15/12                               20                   21
    Royal Caribbean Cruises
      7.250%, 03/15/18                               57                   59
    SBC Communications
      5.100%, 09/15/14                               90                   85
    Schering-Plough
      6.750%, 12/01/33                               50                   52
    SLM
      5.450%, 04/25/11                               75                   74
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07                               20                   20
    Stater Brothers Holdings
      8.125%, 06/15/12                               35                   35
    STATS ChipPAC
      6.750%, 11/15/11                               20                   20
    Telecom Italia Capital
      4.000%, 11/15/08                               65                   63
    TFM Sa De Cv
      9.375%, 05/01/12                               25                   27


                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

CORPORATE BONDS -- CONTINUED
    Town Sports International
      9.625%, 04/15/11                     $         20          $        21
    Toys R Us
      7.875%, 04/15/13                               30                   24
    Tyson Foods
      6.600%, 04/01/16                               80                   78
    Unitedhealth Group
      5.375%, 03/15/16                               60                   58
    Universal City Florida
      9.430%, 05/01/10                               20                   21
    Uno Restaurant 144A
      10.000%, 02/15/11                              25                   20
    UnumProvident Finance 144A
      6.850%, 11/15/15                               40                   40
    Verizon Global
      4.000%, 01/15/08                               30                   29
    Verizon Wireless Capital
      5.375%, 12/15/06                               80                   80
    Viacom 144A
      6.125%, 04/30/16                               90                   89
    Washington Mutual Financial
      6.875%, 05/15/11                               25                   26
    Wellpoint
      3.750%, 12/14/07                               30                   29
    Weyerhaeuser
      5.950%, 11/01/08                               10                   10
    Wyeth
      5.500%, 02/01/14                               20                   20
    Xcel Energy
      7.000%, 12/01/10                              105                  110
                                                                 -----------
Total Corporate Bonds                                                  5,598
  (Cost $5,710)                                                  -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 17.9%
    Federal Home Loan Mortgage
      Corporation
      6.500%, 04/01/35                                7                    8
      6.000%, 08/01/29                               26                   26
      5.875%, 03/21/11                               20                   20
      5.500%, 09/01/17                               27                   27
      5.500%, 09/01/19                               40                   39
      5.500%, 07/01/20                               57                   56
      5.500%, 08/01/20                              165                  164
      5.500%, 10/01/34                               83                   81
      5.500%, 01/01/35                              170                  166
      5.500%, 02/01/35                              181                  176
      5.500%, 03/01/35                               65                   63
      5.500%, 06/01/35                              334                  324
      5.000%, 07/01/19                              127                  123
      5.000%, 05/01/20                              355                  346
      5.000%, 07/01/20                              127                  123
      4.400%, 07/28/08                               90                   89
    Federal National Mortgage                        56                   59
      Association
      6.500%, 03/01/35                                1                    1
      6.500%, 05/01/36                              200                  204
      6.250%, 02/01/11                              250                  258
      6.000%, 01/01/29                               49                   49
      5.500%, 03/01/20                               78                   77
      5.500%, 09/01/34                              157                  152
      5.500%, 06/01/35                              215                  209
      5.500%, 09/01/35                              43                    42
      5.500%, 04/01/36                              134                  130


-------------------------------------------------------------------------------
8                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)


                                           FACE AMOUNT             MARKET
DESCRIPTION                                (000)/SHARES          VALUE (000)

U.S.  GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
-- CONTINUED
      5.125%, 01/02/14                     $         25          $        24
      5.000%, 04/01/19                               51                   49
      5.000%, 10/01/19                               42                   41
      5.000%, 09/01/20                                9                    9
      5.000%, 08/01/34                              124                  123
      4.500%, 08/04/08                              415                  409
      4.500%, 09/01/35                              195                  179
    Federal National Mortgage
      Association TBA
      6.000%, 04/30/35                            1,385                1,379
    Federal National Mortgage
      Association
      5.000%, 03/01/21                               94                   92
                                                                 -----------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $5,517)                                                        5,416
                                                                 -----------

U.S. TREASURY OBLIGATIONS -- 13.1%
    U.S. Treasury Bond
      5.375%, 02/15/31                              405                  411
      4.500%, 02/15/16                              610                  583
    U.S. Treasury Note
      4.750%, 03/31/11                              485                  481
      4.500%, 02/28/11                              225                  221
      3.875%, 07/31/07                              175                  173
      3.875%, 07/15/10                            1,610                1,549
      3.375%, 02/15/08                               95                   92
      2.875%, 11/30/06                              400                  395
                                                                 -----------
Total U.S. Treasury Obligations
  (Cost $4,004)                                                        3,905
                                                                 -----------

FOREIGN COMMON STOCK -- 6.7%
    AUSTRALIA -- 0.4%
      BHP Billiton                                1,799                   41
      Commonwealth Bank of
         Australia                                  150                    5
      CSL                                           205                    9
      Insurance Australia Group                   2,070                    9
      QBE Insurance Group                           650                   11
      Rinker Group                                   96                    1
      Santos                                      5,181                   48
      Telstra                                     1,700                    5
      Woolworths                                    200                    3
                                                                 -----------
    Total Australia                                                      132
                                                                 -----------
    AUSTRIA -- 0.1%
      Andritz                                       100                   17
      Telekom Austria                               200                    5
                                                                 -----------
    Total Austria                                                         22
                                                                 -----------
    BELGIUM -- 0.1%
      Dexia                                         625                   16
      Fortis                                        200                    8
                                                                 -----------
    Total Belgium                                                         24
                                                                 -----------
    CANADA -- 0.2%
      EnCana                                        200                   10
      Gerdau Ameristeel                             300                    3
      IPSCO                                          90                    9



                                           FACE AMOUNT             MARKET
DESCRIPTION                                (000)/SHARES          VALUE (000)
    CANADA -- CONTINUED
      Metro, Cl A                                   100          $         3
      Petro-Canada                                  100                    5
      Telus                                         700                   29
                                                                 -----------
    Total Canada                                                          59
                                                                 -----------
    DENMARK -- 0.1%
      Auriga Industries, Cl B                       200                    6
      Jyske Bank                                    400                   24
                                                                 -----------
    Total Denmark                                                         30
                                                                 -----------
    FINLAND -- 0.1%
      Rautaruukki                                   400                   14
                                                                 -----------
    FRANCE -- 0.5%
      BNP Paribas                                   409                   39
      Bouygues                                      534                   29
      CNP Assurances                                190                   21
      France Telecom                                100                    2
      Societe Generale                              290                   44
      Total                                          44                   12
      UBISOFT Entertainment*                        185                    9
      Vivendi                                        83                    3
                                                                 -----------
    Total France                                                         159
                                                                 -----------
    GERMANY -- 0.5%
      Allianz                                       140                   23
      BASF                                          104                    9
      Continental                                   190                   23
      Deutsche Bank                                  14                    2
      Deutsche Lufthansa                          1,548                   28
      E.ON                                           54                    7
      Freenet.de                                     54                    1
      Mobilcom                                      282                    7
      Muenchener
         Rueckversicherungs                          85                   12
      Salzgitter                                    517                   41
                                                                 -----------
    Total Germany                                                        153
                                                                 -----------
    GREECE -- 0.0%
      Intracom Holdings                             200                    2
                                                                 -----------
    HONG KONG -- 0.1%
      Vtech Holdings                              4,000                   19
                                                                 -----------
    ITALY -- 0.2%
      Banca Intesa                                2,500                   15
      ENI                                         1,500                   46
      Milano Assicurazioni                          745                    5
                                                                 -----------
    Total Italy                                                           66
                                                                 -----------
    JAPAN -- 1.5%
      Advantest                                     100                   11
      Bosch                                       1,015                    5
      Canon                                         300                   23
      Daito Trust Construction                      300                   16
      East Japan Railway                              5                   39
      Eizo Nanao                                    200                    7
      Fujikura                                    4,000                   46
      Fujitsu Frontech                              200                    2
      Kawasaki Kisen Kaisha                         600                    4
      KDDI                                            3                   18
      Keihin                                      1,000                   30


-------------------------------------------------------------------------------
9                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)

                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

    JAPAN -- CONTINUED
      Komatsu                                     2,000          $        43
      Mitsui OSK Lines                              800                    6
      Mizuho Financial Group                          6                   51
      Nippon Steel                                  700                    3
      Nissan Diesel Motor                         9,000                   47
      Nissin Kogyo                                  300                    6
      ORIX                                          130                   39
      Ricoh Leasing                                 100                    3
      Santen Pharmaceutical                         250                    6
      Sony                                          400                   19
      Tokyo Electron                                400                   29
      Tokyo Steel Manufacturing                     100                    2
      Yamazen                                     1,000                    7
                                                                 -----------
    Total Japan                                                          462
                                                                 -----------
    NETHERLANDS -- 0.5%
      ABN AMRO Holding                              248                    7
      Aegon                                       3,166                   57
      Boskalis Westminster                          102                    8
      ING Groep                                     480                   20
      Royal Dutch Shell, Cl A                     1,138                   39
      Royal KPN                                     300                    4
                                                                 -----------
    Total Netherlands                                                    135
                                                                 -----------
    NEW ZEALAND -- 0.2%
      Fletcher Building                           5,885                   34
      Sky Network Television*                     6,282                   25
                                                                 -----------
    Total New Zealand                                                     59
                                                                 -----------
    NORWAY -- 0.1%
      Statoil ASA                                   900                   30
                                                                 -----------
    PORTUGAL -- 0.1%
      Banco Comercial Portugues                   6,004                   18
                                                                 -----------
    SPAIN -- 0.4%
      Banco Bilbao Vizcaya
         Argentaria                                 950                   21
      Banco Santander Central
         Hispano                                  4,619                   71
      Gestevision Telecinco                         500                   13
      Telefonica                                    312                    5
                                                                 -----------
    Total Spain                                                          110
                                                                 -----------
    SWEDEN -- 0.2%
      Nordea Bank                                 4,500                   58
      TeliaSonera                                 2,400                   15
                                                                 -----------
    Total Sweden                                                          73
                                                                 -----------
    SWITZERLAND -- 0.3%
      Credit Suisse                                 640                   40
      Syngenta                                       50                    7
      UBS                                            60                    7
      Xstrata                                       800                   29
      Zurich Financial Services                      80                   20
                                                                 -----------
    Total Switzerland                                                    103
                                                                 -----------
    UNITED KINGDOM -- 1.1%
      Alliance Unichem                              203                    3
      Antofagasta                                 1,238                   53
      Ashtead                                     4,590                   20


                                           SHARES/FACE              MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)
    UNITED KINGDOM -- CONTINUED
      AstraZeneca                                   400          $        22
      Barclays                                      900                   11
      BHP Billiton                                  393                    8
      British American Tobacco                      300                    8
      British Energy Group*                         366                    4
      Corus Group                                 8,300                   13
      Gallaher Group                                169                    3
      HBOS                                        1,330                   23
      HSBC Holdings                                 600                   10
      International Power                         2,100                   11
      Lloyds TSB Group                              200                    2
      NETeller*                                     209                    3
      Next                                          153                    4
      Rio Tinto                                     400                   22
      Royal Bank of Scotland Group                  815                   27
      Royal Dutch Shell, Cl B                       578                   21
      SABMiller                                     800                   17
      Shire                                         400                    6
      Standard Chartered                            400                   11
      Tesco                                       1,600                    9
      Unilever                                      617                    7
      Vodafone Group                              2,100                    5
      Wolseley                                      616                   16
                                                                 -----------
    Total United Kingdom                                                 339
                                                                 -----------
Total Foreign Common Stock                                             2,009
  (Cost $1,544)                                                  -----------

MORTGAGE RELATED -- 4.3%
    Banc of America CMO, Ser 2003-
      2, Cl A2
      4.342%, 03/11/41                     $         20                   19
    Banc Of America Mortgage CMO,
      Ser 2004-8, Cl 3a1
      5.250%, 10/25/19                               21                   20
    Bear Stearns ARM CMO, Ser
      2005-11, Cl 2a1
      4.760%, 12/25/35                              111                  110
    Bear Stearns CMO, Ser
      2006-T22, Cl A2
      5.467%, 04/12/38                              140                  140
    Bear Stearns Commercial
      Mortgage, Ser 2004-PWR5, Cl A4
      4.831%, 07/11/42                               85                   81
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20, Cl A2
      5.127%, 10/12/42                               60                   59
    Chase Mortgage Finance CMO,
      Ser 2004-s1, Cl A3
      5.500%, 02/25/19                              103                  101
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2, Cl 2a1
      6.000%, 11/25/35                              399                  391
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                               71                   70
    Countrywide Home Loans CMO,
      Ser 2005-hyb8, Cl 2a1
      5.385%, 12/20/35                              112                  111


-------------------------------------------------------------------------------
10                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)


                                           SHARES/FACE             MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

MORTGAGE RELATED -- CONTINUED
    FPL Group Capital
      5.551%, 02/16/08                     $         25          $        25
    Prime Mortgage Trust CMO, Ser
      2005-2, Cl 1a3
      5.250%, 07/25/20                              169                  166
                                                                 -----------
Total Mortgage Related
  (Cost $1,318)                                                        1,293
                                                                 -----------

FOREIGN BONDS -- 1.7%
    Australian Government (AUD)
      5.750%, 06/15/11                              120                   91
    Canada (CAD)
      5.250%, 06/01/13                               90                   85
    Denmark (DKK)
      5.000%, 11/15/13                              426                   77
    Deutschland (EUR)
      3.750%, 07/04/13                               64                   80
    Netherlands Government (EUR)
      4.250%, 07/15/13                               66                   85
    Norwegian Government (NOK)
      6.500%, 05/15/13                              437                   82
                                                                 -----------
Total Foreign Bonds
  (Cost $501)                                                            500
                                                                 -----------

ASSET-BACKED SECURITIES -- 1.1%

      HOME EQUITY LOANS -- 1.1%

    Citigroup Commercial Mortgage,
      Ser 2004-C2, Cl A3
      4.380%, 10/15/41                     $        145                  137
    JP Morgan Chase CMO, Ser
      2005-lDP1, Cl A2
      4.625%, 03/15/46                              112                  109
    JP Morgan Chase Commercial
      Mortgage, Ser 2004-CBX, Cl A4
      4.529%, 01/12/37                               55                   52
    Residential Asset Mortgage
      Program, Ser 2004-RS12,
      Cl AI2
      3.767%, 02/25/27                               25                   25
                                                                 -----------
                                                                         323
                                                                 -----------
Total Asset-Backed Securities
  (Cost $333)                                                            323
                                                                 -----------

INVESTMENT COMPANY -- 0.2%
    INDEX FUND-LARGE CAP -- 0.1%
      SPDR Trust Ser 1                              150                   20
                                                                 -----------
    Total Index Fund-Large Cap (Cost $ 18)                                20
                                                                 -----------
    INDEX FUND-MIDCAP -- 0.1%
      Shares Russell Midcap Value
      Index Fund                                    200                   27
                                                                 -----------
    Total Index Fund-Midcap (Cost $ 26)                                   27
                                                                 -----------
Total Investment Company
  (Cost $44)                                                              47
                                                                 -----------



                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

FOREIGN PREFERRED STOCK -- 0.0%
    GERMANY -- 0.0%
      Porsche                                         4          $         4
                                                                 -----------
Total Foreign Preferred Stock
  (Cost $3)                                                                4
                                                                 -----------

REPURCHASE AGREEMENT -- 14.5%
  Deutsche Bank 4.770%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $4,366,986 collateralized by
    a U.S. Government obligation,
    par value $4,695,000, 4.560%,
    07/06/10, total market value
    $4,433,483)(A)                                4,343                4,343
                                                                 -----------
Total Repurchase Agreement
  (Cost $4,343)                                                        4,343
                                                                 -----------

Total Investments -- 102.7% +
  (Cost $29,638)                                                      30,714
                                                                 -----------


WRITTEN INDEX OPTION CONTRACTS -- 0.0%
    Syngenta
          May 2006 234 Call                         (50)                  --
Total Written Index Option Contracts
  (Proceeds ($ --))                                                         --
                                                                 -----------

Other Assets and Liabilities, Net -- (2.7%)                             (803)
                                                                 -----------

Total Net Assets -- 100.0%                                       $    29,911
                                                                 ===========


-------------------------------------------------------------------------------
11                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Conservative Portfolio
April 30, 2006 (Unaudited)



--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On April 30, 2006, the value of these securities amounted to $1,492,030, representing 4.9% of the net assets of the Portfolio.
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
MTN -- Medium-Term Note
NOK -- Norwegian Krone
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipt
TBA -- To be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as "-- " are either 0 or have been rounded to 0.

+ At April 30, 2006, the tax basis cost of the Fund's investments (excluding written index option contracts) was $29,637,754, and the unrealized appreciation and depreciation were $1,576,856 and $(500,682), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



As of April 30, 2006, the Fund had the following forward foreign currency contracts outstanding:

----------------- ---------- -------------------- ---------- ------------------- --------------------- ----------------------
                                                                                                            Unrealized
    Maturity                                                    Currency to                                Appreciation/
      Date                   Currency to Deliver                  Receive           Contract Value        (Depreciation)
----------------- ---------- -------------------- ---------- ------------------- --------------------- ----------------------
06/21/2006        USD                 20,961      AUD                29,859              $ 22,657             $   1,696
06/21/2006        USD                 28,314      CAD                33,198                29,751                 1,437
06/21/2006        EUR                 18,236      CAD                21,314                19,101
                                                                                                                    (7)
06/21/2006        EUR                 12,267      DKK                75,669                12,842
                                                                                                                      7
06/21/2006        USD                 52,110      DKK               320,735                54,433                 2,323
06/21/2006        AUD                 24,544      EUR                20,297                25,694                 (779)
06/21/2006        NOK                 70,521      EUR                55,708                70,521               (2,114)
06/21/2006        GBP                 92,100      EUR               112,586               116,590                 (553)
06/21/2006        USD              1,114,396      EUR             1,348,571             1,410,723                62,152
06/21/2006        USD                 77,417      GBP               141,278               134,678                 6,600
06/21/2006        EUR                483,036      JPY            53,712,831               475,282               (7,754)
06/21/2006        USD                455,493      JPY            52,967,704               468,689                13,196
06/21/2006        USD                 69,188      NOK               455,948                74,311                 5,123
06/21/2006        EUR                 88,065      SEK               676,393                92,399                 1,424
06/21/2006        SEK                 76,194      USD               591,173                76,193               (4,563)
                                                                                                              --------

                                                                                                TOTAL         $ 78,188
                                                                                                              ========

AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

-------------------------------------------------------------------------------
12                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)



                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

COMMON STOCK -- 47.3%
    BASIC MATERIALS -- 3.1%
      AGRICULTURAL CHEMICALS -- 0.4%
      Agrium                                      4,400          $       114
      Monsanto                                    3,165                  263
                                                                 -----------
                                                                         377
      CHEMICALS-DIVERSIFIED -- 0.2%
      Lyondell Chemical                           2,821                   68
      Nova Chemicals                              2,350                   70
      Olin                                        2,055                   42
                                                                 -----------
                                                                         180
      CHEMICALS-PLASTICS -- 0.0%
      PolyOne*                                    5,430                   48
                                                                 -----------
      CHEMICALS-SPECIALTY -- 0.0%
      Chemtura                                      690                    8
      Hercules*                                   2,600                   37
                                                                 -----------
                                                                          45
      DIVERSIFIED MINERALS -- 0.0%
      Cia Vale do Rio Doce ADR                      600                   31
                                                                 -----------
      FORESTRY -- 0.2%
      Plum Creek Timber                           4,200                  151
                                                                 -----------
      GOLD MINING -- 0.3%
      Goldcorp                                    4,200                  147
      Randgold Resources ADR*                     6,600                  161
      Royal Gold                                  1,300                   45
                                                                 -----------
                                                                         353
      INDUSTRIAL GASES -- 0.3%
      Air Products & Chemicals                      285                   19
      Airgas                                      2,150                   87
      Praxair                                     3,950                  222
                                                                 -----------
                                                                         328
      METAL-ALUMINUM -- 0.1%
      Century Aluminum*                           1,300                   62
                                                                 -----------
      METAL-COPPER -- 0.1%
      Phelps Dodge                                1,520                  131
                                                                 -----------
      METAL-DIVERSIFIED -- 0.4%
      Freeport-McMoRan Copper &
         Gold, Cl B                               4,704                  304
      Hecla Mining*                               8,340                   54
                                                                 -----------
                                                                         358
      NON-FERROUS METALS -- 0.2%
      Cameco                                      4,680                  190
      USEC                                          830                   11
                                                                 -----------
                                                                         201
      PAPER & RELATED PRODUCTS -- 0.4%
      Abitibi-Consolidated                       17,020                   74
      Bowater                                     2,880                   79
      Caraustar Industries*                       9,090                   90
      Domtar                                      4,530                   34
      Klabin ADR                                  1,400                   35


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      PAPER & RELATED PRODUCTS -- CONTINUED
      MeadWestvaco                                  490          $        14
      Neenah Paper                                2,210                   71
      Smurfit-Stone Container*                    1,990                   26
                                                                 -----------
                                                                         423
      QUARRYING -- 0.2%
      Vulcan Materials                            1,800                  153
                                                                 -----------
      STEEL-PRODUCERS -- 0.3%
      Evraz Group GDR*                              600                   15
      Evraz Group GDR 144A                        2,600                   65
      Nucor                                       1,250                  135
      Olympic Steel                               1,700                   53
      Schnitzer Steel Industries, Cl A            1,700                   67
                                                                 -----------
                                                                         335
                                                                 -----------
    Total Basic Materials (Cost $ 2,673)                               3,176
                                                                 -----------
    CONSUMER CYCLICAL -- 5.7%
      APPAREL MANUFACTURERS -- 0.3%
      Polo Ralph Lauren                           4,685                  284
                                                                 -----------
      BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Grupo Televisa ADR                          3,400                   72
      Nexstar Broadcasting Group,
         Cl A*                                   17,995                  104
                                                                 -----------
                                                                         176
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.1%
      DR Horton                                   4,960                  149
                                                                 -----------
      CABLE TV -- 0.2%
      Mediacom
         Communications, Cl A*                   30,110                  206
                                                                 -----------
      CASINO HOTELS -- 0.1%
      Harrah's Entertainment                      1,600                  131
                                                                 -----------
      CASINO SERVICES -- 0.2%
      International Game
      Technology                                  1,050                   40
      Scientific Games, Cl A*                     3,930                  149
                                                                 -----------
                                                                         189
      CRUISE LINES -- 0.3%
      Carnival                                    6,270                  294
                                                                 -----------
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                           275                   16
      Fastenal                                      870                   41
                                                                 -----------
                                                                          57
      GAMBLING (NON-HOTEL) -- 0.1%
      Isle of Capri Casinos*                      2,440                   76
                                                                 -----------
      GOLF -- 0.0%
      Callaway Golf                                 865                   14
                                                                 -----------
      HOME FURNISHINGS -- 0.1%
      Tempur-Pedic International*                 4,600                   73
                                                                 -----------
      HOTELS & MOTELS -- 0.3%
      Fairmont Hotels & Resorts                     275                   12
      Jameson Inns*                              32,225                   79


1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)



                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      HOTELS & MOTELS -- 0.3%
      Lodgian*                                    2,475          $        33
      Marriott International, Cl A                2,024                  148
      Starwood Hotels & Resorts
         Worldwide                                  241                   14
                                                                 -----------
                                                                         286
      MOTION PICTURES & SERVICES -- 0.0%
      DreamWorks Animation SKG,
         Cl A*                                      580                   16
                                                                 -----------
      MULTIMEDIA -- 0.1%
      Entravision
         Communications,    Cl A*                 6,330                   53
      Gemstar-TV Guide
         International*                          19,270                   64
                                                                 -----------
                                                                         117
      PUBLISHING-BOOKS -- 0.1%
      Scholastic*                                 4,405                  117
                                                                 -----------
      PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                                     1,309                   72
      Journal Register                            1,935                   22
                                                                 -----------
                                                                          94
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest                             2,300                   32
                                                                 -----------
      RADIO -- 0.1%
      Radio One, Cl A*                            1,770                   13
      Radio One, Cl D*                           12,265                   88
      Spanish Broadcasting
         System, Cl A*                            9,865                   50
                                                                 -----------
                                                                         151
      RESORTS/THEME PARKS -- 0.1%
      Intrawest                                   1,700                   61
                                                                 -----------
      RETAIL-APPAREL/SHOE -- 0.6%
      Charming Shoppes*                           3,800                   52
      Chico's FAS*                                8,200                  303
      Childrens Place Retail
      Stores*                                     1,600                   99
      Claire's Stores                             3,000                  106
      JOS A Bank Clothiers*                       1,961                   82
      Urban Outfitters*                           1,400                   32
                                                                 -----------
                                                                         674
      RETAIL-BUILDING PRODUCTS -- 0.5%
      Home Depot                                  4,987                  199
      Lowe's                                      6,505                  410
                                                                 -----------
                                                                         609
      RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                             1,290                   61
                                                                 -----------
      RETAIL-CONVENIENCE STORE -- 0.0%
      Casey's General Stores                      1,800                   38
                                                                 -----------
      RETAIL-DISCOUNT -- 0.2%
      Dollar General                              3,439                   60
      Target                                      3,150                  167
                                                                 -----------
                                                                         227


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      RETAIL-DRUG STORE -- 0.3%
      CVS                                        10,040          $       298
                                                                 -----------
      RETAIL-HYPERMARKETS -- 0.0%
      Wal-Mart de Mexico ADR, Cl V                1,400                   40
                                                                 -----------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                                     169                   11
      Saks*                                       3,800                   77
                                                                 -----------
                                                                          88
      RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                                     925                   36
                                                                 -----------
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International                  1,700                   56
      Ezcorp, Cl A*                               1,250                   40
                                                                 -----------
                                                                          96
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                        700                   15
                                                                 -----------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                         1,750                   70
                                                                 -----------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
      Kohl's*                                     4,625                  258
                                                                 -----------
      RETAIL-RESTAURANTS -- 0.3%
      Darden Restaurants                          3,614                  143
      Jack in the Box*                              600                   25
      Morton's Restaurant Group*                  4,750                   80
      OSI Restaurant Partners                       640                   27
                                                                 -----------
                                                                         275
      RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A                          26,245                  123
                                                                 -----------
      TELEVISION -- 0.2%
      Sinclair Broadcast Group,
      Cl A                                       20,945                  164
                                                                 -----------
      TOYS -- 0.1%
      Hasbro                                      2,638                   52
      Mattel                                      5,184                   84
                                                                 -----------
                                                                         136
                                                                 -----------
    Total Consumer Cyclical (Cost $5,545)                              5,731
                                                                 -----------
    CONSUMER NON-CYCLICAL -- 1.8%
      AGRICULTURAL OPERATIONS -- 0.4%
      Archer-Daniels-Midland                      6,223                  226
      Delta & Pine Land                           1,825                   54
      Tejon Ranch*                                1,885                   85
                                                                 -----------
                                                                         365
      BREWERY -- 0.2%
      Grupo Modelo ADR, Cl C                        900                   34
      Molson Coors Brewing, Cl B                  1,400                  103
      United Breweries ADR                        2,300                   57
                                                                ____________
                                                                         194
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
      Helen of Troy*                              2,560                   53


2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
      Yankee Candle                               1,700          $        51
                                                                 -----------
                                                                         104
      FOOD-DAIRY PRODUCTS -- 0.1%
      Dean Foods*                                 3,600                  143
                                                                 -----------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                               3,365                   76
      Hain Celestial Group*                         520                   14
                                                                 -----------
                                                                          90
      FOOD-RETAIL -- 0.3%
      Kroger                                      8,729                  177
      Whole Foods Market                          2,450                  150
                                                                 -----------
                                                                         327
      FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
      Nash Finch                                  1,310                   31
      Sysco                                         573                   17
      United Natural Foods*                         440                   14
                                                                 -----------
                                                                          62
      TOBACCO -- 0.4%
      Altria Group                                3,023                  221
      Imperial Tobacco ADR                        3,131                  196
      UST                                         3,154                  139
                                                                 -----------
                                                                         556
                                                                 -----------
    Total Consumer Non-Cyclical (Cost $1,694)                          1,841
                                                                 -----------
    ENERGY -- 5.2%
      COAL -- 0.2%
      Consol Energy                               1,850                  157
      Peabody Energy                              1,200                   77
                                                                 -----------
                                                                         234
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                                 1,150                   39
                                                                 -----------
      GAS-DISTRIBUTION -- 0.0%
      Star Gas Partners                           8,800                   22
                                                                 -----------
      OIL & GAS DRILLING -- 0.7%
      Diamond Offshore Drilling                     570                   52
      Nabors Industries*                          4,200                  157
      Pride International*                        4,580                  160
      Rowan                                         260                   11
      Todco, Cl A                                   180                    8
      Transocean*                                 3,750                  304
                                                                 -----------
                                                                         692
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
      Anadarko Petroleum                            450                   47
      Berry Petroleum, Cl A                         900                   66
      Denbury Resources*                          1,410                   46
      GMX Resources*                              1,100                   46
      Newfield Exploration*                       2,100                   94
      Penn Virginia                               1,150                   83
      Pogo Producing                                175                    9
      Southwestern Energy*                        1,360                   49
      Stone Energy*                               1,275                   60


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Unit*                                       1,000          $        58
      XTO Energy                                  3,155                  134
                                                                 -----------
                                                                         692
      OIL COMPANIES-INTEGRATED -- 2.0%
      Amerada Hess                                1,000                  143
      BP ADR                                      2,096                  155
      Chevron                                     1,379                   84
      China Petroleum & Chemical
         ADR                                        500                   32
      ConocoPhillips                              3,357                  225
      Exxon Mobil                                 8,781                  554
      LUKOIL ADR                                  1,400                  127
      Marathon Oil                                3,131                  248
      Occidental Petroleum                        2,366                  243
      PetroChina ADR                                300                   34
      Petroleo Brasileiro ADR                     1,000                   99
      Surgutneftegaz ADR                          1,300                  110
                                                                 -----------
                                                                       2,054
      OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
      Cameron International*                      2,100                  106
      Grant Prideco*                                790                   40
      Gulf Island Fabrication                     1,200                   29
      Maverick Tube*                              1,300                   71
      National Oilwell Varco*                       910                   63
                                                                 -----------
                                                                         309
      OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                                3,350                  203
      Giant Industries*                           1,000                   72
                                                                 -----------
                                                                         275
      OIL-FIELD SERVICES -- 0.7%
      Core Laboratories*                            745                   46
      Halliburton                                 5,402                  422
      Helix Energy Solutions*                     3,430                  133
      Tidewater                                     140                    8
      Universal Compression
         Holdings*                                1,400                   78
      W-H Energy Services*                        1,145                   58
                                                                 -----------
                                                                         745
      OIL-US ROYALTY TRUSTS -- 0.0%
      Hugoton Royalty Trust                         188                    5
                                                                 -----------
      PIPELINES -- 0.3%
      China Gas Holdings ADR*                       500                   43
      El Paso*                                    1,590                   21
      National Fuel Gas                           3,650                  121
      Questar                                     1,550                  124
                                                                 -----------
                                                                         309
                                                                 -----------
    Total Energy (Cost $4,331)                                         5,376
                                                                 -----------
    FINANCIAL -- 9.1%
      COMMERCIAL BANKS NON-US -- 0.1%
      ICICI Bank ADR                              2,000                   55
                                                                 -----------
      COMMERCIAL BANKS-CENTRAL US -- 0.1%
      Texas Regional
         Bancshares,    Cl A                      1,090                  31


3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      COMMERCIAL BANKS-CENTRAL US -- CONTINUED
      Wintrust Financial                            950          $        49
                                                                 -----------
                                                                          80
      COMMERCIAL BANKS-EASTERN US -- 0.0%
      Commerce Bancorp                              345                   14
      North Fork Bancorporation                     243                    7
                                                                 -----------
                                                                          21
      COMMERCIAL BANKS-SOUTHERN US -- 0.1%
      Colonial BancGroup                          5,900                  153
                                                                 -----------
      COMMERCIAL BANKS-WESTERN US -- 0.2%
      CVB Financial                               2,762                   45
      Hanmi Financial                             2,250                   44
      SVB Financial Group*                          640                   32
      UCBH Holdings                               2,800                   50
                                                                 -----------
                                                                         171
      FIDUCIARY BANKS -- 0.1%
      Northern Trust                              1,600                   94
                                                                 -----------
      FINANCE-COMMERCIAL -- 0.2%
      CIT Group                                   3,141                  170
                                                                 -----------
      FINANCE-CONSUMER LOANS -- 0.7%
      Asta Funding                                1,550                   56
      First Marblehead                            3,150                  152
      Portfolio Recovery
      Associates*                                   790                   41
      SLM                                         8,877                  469
      World Acceptance*                           1,550                   45
                                                                 -----------
                                                                         763
      FINANCE-CREDIT CARD -- 0.2%
      American Express                            1,188                   64
      Capital One Financial                       1,648                  143
                                                                 -----------
                                                                         207
      FINANCE-INVESTMENT BANKER/BROKER -- 1.2%
      Citigroup                                   5,237                  262
      Goldman Sachs Group                         1,810                  290
      Greenhill                                      90                    6
      JPMorgan Chase                              9,121                  414
      Lehman Brothers Holdings                      119                   18
      TD Ameritrade Holding                      10,550                  196
                                                                 -----------
                                                                       1,186
      FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*                   1,990                   42
      Cbot Holdings, Cl A*                          400                   42
      Chicago Mercantile Exchange
         Holdings                                   500                  229
      MarketAxess Holdings*                       2,825                   32
                                                                 -----------
                                                                         345
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                         650                   53
      MGIC Investment                             1,539                  109
                                                                 -----------
                                                                         162
      INSURANCE BROKERS -- 0.2%
      Brown & Brown                               4,900                  153
      Hilb Rogal & Hobbs                          1,550                   63


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      INSURANCE BROKERS -- CONTINUED
      USI Holdings*                               1,495          $        23
                                                                 -----------
                                                                         239
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
      Affiliated Managers Group*                    320                   32
      Legg Mason                                  1,600                  190
                                                                 -----------
                                                                         222
      LIFE/HEALTH INSURANCE -- 0.3%
      China Life Insurance ADR                      700                   38
      Cigna                                       1,637                  175
      KMG America*                                5,600                   51
      UnumProvident                                 715                   14
                                                                 -----------
                                                                         278
      MULTI-LINE INSURANCE -- 1.0%
      Allstate                                    3,161                  179
      American International Group                2,770                  181
      Hartford Financial Services
         Group                                    1,455                  134
      HCC Insurance Holdings                      1,210                   40
      Loews                                         399                   42
      Metlife                                     6,100                  318
      XL Capital, Cl A                            2,206                  145
                                                                 -----------
                                                                       1,039
      PROPERTY/CASUALTY INSURANCE -- 0.7%
      Arch Capital Group*                         2,000                  121
      Fidelity National Financial                   420                   18
      Fpic Insurance Group*                       1,250                   50
      Philadelphia Consolidated
         Holding*                                 2,550                   84
      PMA Capital, Cl A*                          4,450                   43
      Safeco                                      2,650                  138
      Selective Insurance Group                   1,400                   78
      WR Berkley                                  4,400                  165
                                                                 -----------
                                                                         697
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                          2,640                  232
      Jones Lang LaSalle                          1,150                   97
      Trammell Crow*                                865                   34
                                                                 -----------
                                                                         363
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
      Brookfield Properties                         883                   28
      St. Joe                                       125                    7
                                                                 -----------
                                                                          35
      REINSURANCE -- 0.4%
      Aspen Insurance Holdings                    4,205                  103
      Axis Capital Holdings                         790                   24
      Endurance Specialty Holdings                2,460                   76
      Montpelier Re Holdings                      3,910                   63
      Odyssey Re Holdings                           795                   19
      PartnerRe                                   2,050                  128
                                                                 -----------
                                                                         413
      REITS-APARTMENTS -- 0.1%
      Archstone-Smith Trust                         661                   32
      AvalonBay Communities                         225                   24
      Camden Property Trust                         299                   21
      Equity Residential                            767                   34



4                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

     REITS-APARTMENTS -- CONTINUED
      GMH Communities Trust                         693          $         9
      United Dominion Realty Trust                  701                   19
                                                                 -----------
                                                                         139
      REITS-DIVERSIFIED -- 0.1%
      Digital Realty Trust                          480                   13
      Liberty Property Trust                        428                   19
      PS Business Parks                             800                   42
      Spirit Finance                                763                    9
      Vornado Realty Trust                          378                   36
                                                                 -----------
                                                                         119
      REITS-HEALTH CARE -- 0.0%
      Omega Healthcare Investors                  3,500                   45
                                                                 -----------
      REITS-HOTELS -- 0.4%
      Ashford Hospitality Trust                   5,980                   70
      DiamondRock Hospitality                     3,925                   56
      Hersha Hospitality Trust                      158                    2
      Highland Hospitality                          438                    6
      Host Hotels & Resorts                       2,346                   49
      LaSalle Hotel Properties                    2,136                   93
      MeriStar Hospitality*                       9,040                   94
      Sunstone Hotel Investors                      339                   10
                                                                 -----------
                                                                         380
      REITS-MORTGAGE -- 0.1%
      HomeBanc                                    6,440                   53
                                                                 -----------
      REITS-OFFICE PROPERTY -- 0.5%
      Alexandria Real Estate
      Equities                                      162                   15
      American Financial Realty
      Trust                                       9,798                  111
      BioMed Realty Trust                           637                   18
      Boston Properties                           2,252                  199
      Columbia Equity Trust                         200                    3
      Corporate Office Properties
         Trust                                    1,250                   52
      Mack-Cali Realty                              508                   23
      Parkway Properties                          1,250                   49
      Republic Property Trust                       259                    3
                                                                 -----------
                                                                         473
      REITS-REGIONAL MALLS -- 0.2%
      CBL & Associates Properties                 2,700                  108
      General Growth Properties                     522                   24
      Simon Property Group                          766                   63
      Taubman Centers                               264                   11
                                                                 -----------
                                                                         206
      REITS-SHOPPING CENTERS -- 0.1%
      Acadia Realty Trust                           403                    9
      Equity One                                    317                    7
      Kimco Realty                                  558                   21
      Pan Pacific Retail
      Properties                                    221                   15
      Regency Centers                               289                   18
      Tanger Factory Outlet
      Centers                                       275                    9
                                                                 -----------
                                                                          79
      REITS-STORAGE -- 0.0%
      Public Storage                                424                   32
      U-Store-It Trust                              267                    5
                                                                 -----------
                                                                          37


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      REITS-WAREHOUSE/INDUSTRIAL -- 0.0%
      EastGroup Properties                          218          $        10
      Prologis                                      523                   26
                                                                 -----------
                                                                          36
      S&L/THRIFTS-EASTERN US -- 0.1%
      NewAlliance Bancshares                      3,485                   51
      WSFS Financial                                400                   25
                                                                 -----------
                                                                          76
      S&L/THRIFTS-WESTERN US -- 0.3%
      Washington Federal                          5,140                  123
      Washington Mutual                           3,658                  165
                                                                 -----------
                                                                         288
      SUPER-REGIONAL BANKS-US -- 0.7%
      Bank of America                             7,033                  351
      Wells Fargo                                 5,942                  408
                                                                 -----------
                                                                         759
                                                                 -----------
    Total Financial (Cost $8,361)                                      9,383
                                                                 -----------
    HEALTH CARE -- 5.9%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                      1,450                   37
      Gen-Probe*                                    730                   39
                                                                 -----------
                                                                          76
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                       190                   11
                                                                 -----------
      DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                                     360                   27
                                                                 -----------
      DRUG DELIVERY SYSTEMS -- 0.0%
      Conor Medsystems*                           1,640                   44
                                                                 -----------
      HEALTH CARE COST CONTAINMENT -- 0.3%
      McKesson                                    5,185                  252
                                                                 -----------
      HOSPITAL BEDS/EQUIPMENT -- 0.0%
      Kinetic Concepts*                           1,020                   45
                                                                 -----------
      MEDICAL INFORMATION SYSTEMS -- 0.0%
      IMS Health                                    610                   17
                                                                 -----------
      MEDICAL INSTRUMENTS -- 0.3%
      Boston Scientific*                            220                    5
      Cambridge Heart*                           28,340                   82
      St. Jude Medical*                           4,685                  185
      Symmetry Medical*                             500                   10
                                                                 -----------
                                                                         282
      MEDICAL LABS & TESTING SERVICES -- 0.3%
      Covance*                                    3,250                  190
      Laboratory Corp of America
      Holdings*                                   2,100                  120
                                                                 -----------
                                                                         310
      MEDICAL PRODUCTS -- 0.5%
      Baxter International                        3,592                  135
      Becton Dickinson                              155                   10
      Johnson & Johnson                           4,858                  285

5                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

     MEDICAL PRODUCTS -- CONTINUED
      Mentor                                        190          $         8
      Zimmer Holdings*                            2,750                  173
                                                                 -----------
                                                                         611
      MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Amgen*                                      4,300                  291
      Applera Corp - Celera
         Genomics Group*                          3,955                   47
      Barrier Therapeutics*                       8,280                   78
      Biogen Idec*                                  790                   35
      Celgene*                                      710                   30
      Enzon Pharmaceuticals*                      3,610                   31
      Genentech*                                  2,255                  180
      Genzyme*                                    3,890                  238
      Invitrogen*                                   310                   21
      PDL BioPharma*                              1,010                   29
                                                                 -----------
                                                                         980
      MEDICAL-DRUGS -- 0.6%
      Angiotech Pharmaceuticals*                  6,730                  102
      Aspreva Pharmaceuticals*                    1,200                   41
      Bristol-Myers Squibb                        4,939                  125
      Pfizer                                      7,331                  186
      Schering-Plough                             5,612                  108
      Wyeth                                       1,398                   68
                                                                 -----------
                                                                         630
      MEDICAL-GENERIC DRUGS -- 0.2%
      Barr Pharmaceuticals*                         200                   12
      Perrigo                                     4,860                   78
      Teva Pharmaceutical ADR                     2,600                  105
      Watson Pharmaceuticals*                       345                   10
      Zentiva GDR                                   800                   41
                                                                 -----------
                                                                         246
      MEDICAL-HMO -- 1.1%
      Humana*                                       414                   19
      Sierra Health Services*                     1,200                   47
      UnitedHealth Group                         12,416                  618
      WellPoint*                                  5,499                  390
                                                                 -----------
                                                                       1,074
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                                   1,500                   50
      Amsurg*                                       490                   12
      Lincare Holdings*                             650                   26
                                                                 -----------
                                                                          88
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
      AmerisourceBergen                           2,300                   99
      Cardinal Health                             3,319                  224
                                                                 -----------
                                                                         323
      OPTICAL SUPPLIES -- 0.3%
      Alcon                                       2,690                  274
                                                                 -----------
      PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*                    2,200                  111
                                                                 -----------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                                     1,120                   48


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                                1,500          $        55
                                                                 -----------
                                                                         103
      THERAPEUTICS -- 0.4%
      CV Therapeutics*                            1,200                   24
      Gilead Sciences*                            6,535                  376
      Medicines*                                  1,330                   25
                                                                 -----------
                                                                         425
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                                 3,360                  104
                                                                 -----------
      VITAMINS & NUTRITION PRODUCTS -- 0.0%
      Herbalife*                                  1,180                   41
                                                                 -----------
    Total Health Care (Cost $6,023)                                    6,074
                                                                 -----------
    INDUSTRIAL -- 4.1%
      AEROSPACE/DEFENSE -- 0.4%
      Armor Holdings*                             1,010                   62
      Boeing                                      1,361                  114
      Empresa Brasileira de
         Aeronautica ADR                          1,600                   62
      Rockwell Collins                            2,770                  158
      Teledyne Technologies*                      1,380                   50
                                                                 -----------
                                                                         446
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
      Alliant Techsystems*                        1,600                  128
      BE Aerospace*                               1,210                   32
      Curtiss-Wright                              1,400                   46
      DRS Technologies                            1,300                   72
      Goodrich                                      330                   15
                                                                 -----------
                                                                         293
      BATTERIES/BATTERY SYSTEMS -- 0.0%
      Greatbatch*                                 1,075                   26
                                                                 -----------
      BUILDING & CONSTRUCTION -MISCELLANEOUS -- 0.0%
      Insituform Technologies, Cl A*              1,175                   30
                                                                 -----------

      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Martin Marietta Materials                   2,050                  217
      Texas Industries                            1,000                   57
                                                                 -----------
                                                                         274
      BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Chicago Bridge & Iron                       2,850                   68
      Granite Construction                        1,250                   58
      Washington Group
         International*                             690                   39
                                                                 -----------
                                                                         165
      BUILDING - MOBIL HOME/MANUFACTURED HOUSING -- 0.0%
      Williams Scotsman
         International*                           1,370                   34
                                                                 -----------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                                  2,050                  110
                                                                 -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
      3M                                            700                   60
      Dover                                         280                   14


6                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      DIVERSIFIED MANUFACTURING OPERATIONS -- CONTINUED
      ESCO Technologies*                            900          $        46
      Honeywell International                     1,669                   71
      Illinois Tool Works                         1,588                  163
      Parker Hannifin                             1,178                   95
      Trinity Industries                            180                   11
      Tyco International                          1,785                   47
                                                                 -----------
                                                                         507
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
      Emerson Electric                            1,582                  134
      Lamson & Sessions*                          2,100                   53
                                                                 -----------
                                                                         187
      ELECTRONICS-MILITARY -- 0.0%
      EDO                                           740                   19
                                                                 -----------
      ENGINEERING/R&D SERVICES -- 0.1%
      Fluor                                         300                   28
      Shaw Group*                                 1,410                   43
                                                                 -----------
                                                                          71
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                     1,700                   59
                                                                 -----------
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                                   600                   39
                                                                 -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
      Fargo Electronics*                          1,950                   36
      Symbol Technologies                         5,970                   64
                                                                 -----------
                                                                         100
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                           740                   54
                                                                 -----------
      INSTRUMENTS-SCIENTIFIC -- 0.2%
      Fisher Scientific
      International*                              1,275                   90
      PerkinElmer                                 4,800                  103
                                                                 -----------
                                                                         193
      MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
      Kennametal                                  2,100                  130
                                                                 -----------
      MACHINERY-CONSTRUCTION & MINING -- 0.5%
      Bucyrus International, Cl A                 1,150                   60
      Caterpillar                                 4,190                  317
      Terex*                                      1,600                  139
                                                                 -----------
                                                                         516
      MACHINERY-FARM -- 0.0%
      AGCO*                                       2,150                   51
                                                                 -----------
      MACHINERY-GENERAL INDUSTRY -- 0.0%
      Wabtec                                        750                   27
                                                                 -----------
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*                     610                   24
                                                                 -----------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                           850                   54
                                                                 -----------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      WCA Waste*                                 10,310                   77
                                                                 -----------


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Power Conversion                   4,853          $       108
      Delta Electronics GDR                       4,800                   75
                                                                 -----------
                                                                         183
      SHIPBUILDING -- 0.0%
      Daewoo Shipbuilding, GDR
         144A                                       500                   29
                                                                 -----------
      TOOLS-HAND HELD -- 0.1%
      Stanley Works                               2,730                  143
                                                                 -----------
      TRANSPORT-EQUIPMENT & LEASING -- 0.3%
      GATX                                        5,190                  243
      Greenbrier                                  1,590                   64
                                                                 -----------
                                                                         307
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                              1,845                   58
                                                                 -----------
    Total Industrial (Cost $3,535)                                     4,206
                                                                 -----------
    SERVICES -- 2.4%
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                                 390                   25
                                                                 -----------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                      1,020                   56
      ChoicePoint*                                  640                   28
                                                                 -----------
                                                                          84
      COMMERCIAL SERVICES-FINANCE -- 0.4%
      H&R Block                                  11,766                  269
      Paychex                                     1,510                   61
      Wright Express*                             2,545                   78
                                                                 -----------
                                                                         408
      COMPUTER SERVICES -- 0.6%
      Ceridian*                                   3,800                   92
      Cognizant Technology
         Solutions, Cl A*                         6,295                  400
      DST Systems*                                  180                   11
      Manhattan Associates*                       1,275                   28
      Perot Systems, Cl A*                        7,870                  119
                                                                 -----------
                                                                         650
      DIRECT MARKETING -- 0.0%
      Catalina Marketing                          1,510                   36
                                                                 -----------
      HUMAN RESOURCES -- 0.4%
      Hewitt Associates, Cl A*                    3,700                  107
      Manpower                                    2,100                  137
      Medical Staffing Network
         Holdings*                                7,075                   35
      Monster Worldwide*                          1,710                   98
                                                                 -----------
                                                                         377
      PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                           460                   15
                                                                 -----------
      RENTAL AUTO/EQUIPMENT -- 0.2%
      Aaron Rents                                 3,150                   85


7                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      RENTAL AUTO/EQUIPMENT -- CONTINUED
      Dollar Thrifty Automotive
      Group*                                      1,450          $        70
                                                                 -----------
                                                                         155
      RESEARCH & DEVELOPMENT -- 0.1%
      Kendle International*                       2,200                   83
                                                                 -----------
      TELEPHONE-INTEGRATED -- 0.6%
      BellSouth                                     906                   31
      Philippine Long Distance
         Telephone ADR                            1,900                   75
      Sprint Nextel                               9,847                  244
      Valor Communications Group                  5,690                   74
      Verizon Communications                      5,626                  186
                                                                 -----------
                                                                         610
                                                                 -----------
    Total Services (Cost $ 2,142)                                      2,443
                                                                 -----------
    TECHNOLOGY -- 8.0%
      APPLICATIONS SOFTWARE -- 0.0%
      Citrix Systems*                               540                   21
      Intuit*                                       165                    9
      Satyam Computer Services ADR                  435                   16
                                                                 -----------
                                                                          46
      B2B/E-COMMERCE -- 0.1%
      i2 Technologies*                            3,610                   63
                                                                 -----------
      CELLULAR TELECOMMUNICATIONS -- 0.4%
      NII Holdings*                               7,130                  427
                                                                 -----------
      CIRCUIT BOARDS -- 0.1%
      Multi-Fineline Electronix*                     80                    5
      Park Electrochemical                        2,270                   70
                                                                 -----------
                                                                          75
      COMPUTER AIDED DESIGN -- 0.1%
      Ansys*                                      1,300                   73
      Parametric Technology*                      2,671                   40
                                                                 -----------
                                                                         113
      COMPUTERS -- 1.0%
      Apple Computer*                             5,210                  367
      Hewlett-Packard                             8,630                  280
      International Business
      Machines                                    4,807                  396
                                                                 -----------
                                                                       1,043
      COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
      MTS Systems                                 1,550                   69
      Netscout Systems*                           7,370                   71
                                                                 -----------
                                                                         140
      COMPUTERS-MEMORY DEVICES -- 0.2%
      Imation                                     1,500                   63
      Network Appliance*                          1,070                   40
      Seagate Technology*                         4,200                  111
                                                                 -----------
                                                                         214
      COMPUTERS-VOICE RECOGNITION -- 0.0%
      Talx                                        1,850                   48
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      DATA PROCESSING/MANAGEMENT -- 0.2%
      CSG Systems International*                  1,700          $        43
      Dun & Bradstreet*                             265                   20
      MoneyGram International                     1,240                   42
      NAVTEQ*                                     1,350                   56
      SEI Investments                               325                   14
                                                                 -----------
                                                                         175
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                       830                   31
      SPSS*                                       1,100                   38
                                                                 -----------
                                                                          69
      E-COMMERCE/PRODUCTS -- 0.2%
      Amazon.com*                                 4,528                  159
                                                                 -----------
      E-SERVICES/CONSULTING -- 0.1%
      Digital Insight*                            1,500                   52
      Keynote Systems*                            6,660                   73
                                                                 -----------
                                                                         125
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Flextronics International*                  2,335                   27
      Hon Hai Precision GDR 144A                  9,013                  122
      International DisplayWorks*                 9,740                   55
      NAM TAI Electronics                         2,350                   53
                                                                 -----------
                                                                         257
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
      Advanced Micro Devices*                     2,100                   68
      Broadcom, Cl A*                             5,392                  222
      DSP Group*                                    210                    6
      Freescale Semiconductor, Cl B*              5,005                  159
      Intel                                       2,817                   56
      International Rectifier*                      120                    5
      MEMC Electronic Materials*                  2,300                   93
      MIPS Technologies*                          3,800                   28
      Nvidia*                                     1,440                   42
      QLogic*                                     5,760                  120
      Samsung Electronics GDR 144A                  520                  177
      Semtech*                                      340                    6
      Silicon Laboratories*                         690                   32
      Texas Instruments                           5,535                  192
                                                                 -----------
                                                                       1,206
      ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                                11,000                   72
                                                                 -----------
      ELECTRONIC FORMS -- 0.2%
      Adobe Systems                               6,008                  236
                                                                 -----------
      ELECTRONIC SECURITY DEVICES -- 0.1%
      American Science &
         Engineering*                             1,000                   86
                                                                 -----------
      ENTERPRISE SOFTWARE/SERVICES -- 0.6%
      Lawson Software*                           14,540                  112
      SAP ADR                                     7,095                  388
      Sybase*                                     4,100                   89
                                                                 -----------
                                                                         589
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                                12,564                  178



8                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      ENTERTAINMENT SOFTWARE -- CONTINUED
      THQ*                                        2,600          $        67
                                                                 -----------
                                                                         245
      INTERNET APPLICATION SOFTWARE -- 0.0%
      WebEx Communications*                         910                   32
                                                                 -----------
      INTERNET CONNECTIVE SERVICES -- 0.1%
      NDS ADR*                                    2,600                  131
                                                                 -----------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                      285                    8
                                                                 -----------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                                    4,600                   73
                                                                 -----------
      INTERNET SECURITY -- 0.1%
      Ipass*                                      7,470                   62
      RSA Security*                                 800                   17
      Symantec*                                     896                   15
      VeriSign*                                     390                    9
                                                                 -----------
                                                                         103
      NETWORKING PRODUCTS -- 0.1%
      Foundry Networks*                           1,530                   22
      Netgear*                                    5,070                  114
                                                                 -----------
                                                                         136
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                                  570                   24
                                                                 -----------
      SATELLITE TELECOM -- 0.1%
      Loral Space &
      Communications*                             2,050                   58
                                                                 -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.3%
      Emulex*                                       860                   16
      Integrated Device
      Technology*                                 2,600                   39
      Marvell Technology Group*                   3,750                  214
      United Microelectronics ADR                23,617                   89
                                                                 -----------
                                                                         358
      SEMICONDUCTOR EQUIPMENT -- 0.1%
      Cabot Microelectronics*                     1,190                   39
      Credence Systems*                           5,320                   38
                                                                 -----------
                                                                          77
      SOFTWARE TOOLS -- 0.0%
      Borland Software*                           6,790                   35
                                                                 -----------
      TELECOMMUNICATIONS EQUIPMENT -- 0.2%
      Arris Group*                                1,770                   21
      Comtech Telecommunications*                 2,100                   60
      Comverse Technology*                        2,140                   48
      Plantronics                                   380                   14
      Tellabs*                                      940                   15
                                                                 -----------
                                                                         158
      TELECOMMUNICATIONS SERVICES -- 0.4%
      AFK Sistema GDR 144A                        1,600                   39
      Amdocs*                                     6,890                  256
      Iowa Telecommunications
         Services                                 3,005                   54
      Time Warner Telecom, Cl A*                  3,230                   54
                                                                 -----------
                                                                         403


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      TRANSACTIONAL SOFTWARE -- 0.1%
      Transaction Systems
      Architects*                                 1,800          $        72
                                                                 -----------
      WEB PORTALS/ISP -- 0.3%
      Google, Cl A*                                 764                  319
      Sina*                                       1,100                   29
                                                                 -----------
                                                                         348
      WIRELESS EQUIPMENT -- 0.9%
      American Tower, Cl A*                       9,160                  313
      Motorola                                    3,579                   76
      Nokia ADR                                  10,833                  246
      Qualcomm                                    4,985                  256
                                                                 -----------
                                                                         891
                                                                 -----------
    Total Technology (Cost $7,186)                                     8,295
                                                                 -----------
    TRANSPORTATION -- 1.1%
      AIRLINES -- 0.2%
      AMR*                                        2,900                   71
      Mesa Air Group*                             4,000                   42
      Republic Airways Holdings*                  2,600                   44
      Southwest Airlines                          2,140                   35
                                                                 -----------
                                                                         192
      TRANSPORT-MARINE -- 0.1%
      Kirby*                                        850                   63
                                                                 -----------
      TRANSPORT-RAIL -- 0.5%
      Burlington Northern Santa Fe                1,848                  147
      Canadian Pacific Railway                    3,100                  165
      CSX                                         2,444                  167
                                                                 -----------
                                                                         479
      TRANSPORT-SERVICES -- 0.2%
      Bristow Group*                              1,800                   64
      FedEx                                       1,136                  131
      UTI Worldwide                               1,730                   54
                                                                 -----------
                                                                         249
      TRANSPORT-TRUCK -- 0.1%
      Celadon Group*                              2,275                   62
      JB Hunt Transport Services                  4,400                  105
                                                                 -----------
                                                                         167
                                                                 -----------
    Total Transportation (Cost $948)                                   1,150
                                                                 -----------
    UTILITIES -- 0.9%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                        5,625                   96
                                                                 -----------
      ELECTRIC-INTEGRATED -- 0.6%
      American Electric Power                     2,554                   85
      Duke Energy                                 4,264                  124
      El Paso Electric*                           2,000                   40
      Entergy                                     2,333                  163
      OGE Energy                                  5,200                  157
      Public Service Enterprise
      Group                                         112                    7
      TXU                                           768                   38
                                                                 -----------
                                                                         614


9                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

     GAS-DISTRIBUTION -- 0.1%
      Energen                                     3,800          $       134
                                                                 -----------
      INDEPENDENT POWER PRODUCER -- 0.1%
      Mirant*                                       710                   17
      Reliant Energy*                             2,280                   26
                                                                 -----------
                                                                          43
                                                                 -----------
    Total Utilities (Cost $ 863)                                         887
                                                                 -----------
Total Common Stock
  (Cost $43,301)                                                      48,562
                                                                 -----------

FOREIGN COMMON STOCK -- 12.6%
    AUSTRALIA -- 1.1%
      Aristocrat Leisure                            700                    8
      Babcock & Brown                             3,814                   53
      BHP Billiton                               12,406                  282
      Commonwealth Bank of
         Australia                                4,015                  143
      Insurance Australia Group                  10,382                   45
      Leighton Holdings                           3,028                   38
      MacArthur Coal                                900                    4
      QBE Insurance Group                         9,636                  164
      Rio Tinto                                   1,687                  101
      Santos                                     22,327                  201
      Westpac Banking                             6,252                  119
                                                                 -----------
    Total Australia                                                    1,158
                                                                 -----------
    AUSTRIA -- 0.1%
      Andritz                                       200                   35
      OMV                                           359                   25
      Telekom Austria                               500                   13
      Wiener Staedtische
         Versicherung                               972                   62
                                                                 -----------
    Total Austria                                                        135
                                                                 -----------
    BELGIUM -- 0.5%
      Belgacom                                      200                    6
      Dexia                                       8,102                  214
      Fortis                                      8,900                  334
                                                                 -----------
    Total Belgium                                                        554
                                                                 -----------
    BERMUDA -- 0.0%
      Catlin Group                                1,606                   14
                                                                 -----------
    CANADA -- 0.3%
      EnCana                                      2,800                  140
      Gerdau Ameristeel                             500                    5
      IPSCO                                         669                   69
      Teck Cominco, Cl B                            600                   42
      Telus                                       1,300                   54
                                                                 -----------
    Total Canada                                                         310
                                                                 -----------
    CHINA -- 0.1%
      Wumart Stores, Cl H                         6,000                   20
      Zijin Mining Group, Cl H                  104,000                   58
                                                                 -----------
    Total China                                                           78
                                                                 -----------
    DENMARK -- 0.1%
      DSV                                            37                    6


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)
    DENMARK -- CONTINUED
      Jyske Bank                                  1,900          $       116
                                                                 -----------
    Total Denmark                                                        122
                                                                 -----------
    FINLAND -- 0.0%
      Rautaruukki                                   800                   28
                                                                 -----------
    FRANCE -- 1.0%
      BNP Paribas                                 2,465                  233
      Bouygues                                    6,487                  353
      CNP Assurances                                845                   91
      France Telecom                                600                   14
      Gaz De France*                              1,536                   55
      Lafarge                                        70                    8
      Societe Generale                              215                   33
      Total                                         231                   64
      Vivendi                                     5,750                  210
                                                                 -----------
    Total France                                                       1,061
                                                                 -----------
    GERMANY -- 1.1%
      Allianz                                       459                   77
      Balda*                                        129                    2
      BASF                                          211                   18
      Continental                                 1,655                  197
      Deutsche Lufthansa                          2,286                   42
      E.ON                                          155                   19
      Hochtief                                      827                   57
      MAN                                         2,738                  207
      Muenchener
         Rueckversicherungs                         404                   57
      Puma                                          533                  215
      Salzgitter                                  2,422                  192
      Techem                                        139                    6
                                                                 -----------
    Total Germany                                                      1,089
                                                                 -----------
    HONG KONG -- 0.2%
      ASM Pacific Technology                      1,948                   11
      China Mengniu Dairy                        21,000                   24
      CNOOC                                      43,000                   36
      Hong Kong Exchanges and
         Clearing                                10,000                   72
      Orient Overseas
      International                               2,200                    8
      Shanghai Real Estate                      130,000                   30
      Television Broadcasts                       6,000                   38
      Vtech Holdings                              4,000                   19
                                                                 -----------
    Total Hong Kong                                                      238
                                                                 -----------
    INDONESIA -- 0.2%
      Bakrie & Brothers*                      1,392,000                   27
      Bank Niaga                                576,000                   41
      Perusahaan Gas Negara                      31,000                   44
      Ramayana Lestari Sentosa                  250,000                   26
      Telekomunikasi Indonesia                   41,000                   35
                                                                 -----------
    Total Indonesia                                                      173
                                                                 -----------
    ITALY -- 0.3%
      Banca Intesa                                5,400                   32
      ENI                                         7,950                  243
      Milano Assicurazioni                        8,780                   68
                                                                 -----------
    Total Italy                                                          343
                                                                 -----------

10                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

  JAPAN -- 2.5%
      ABILIT                                        900          $        16
      Advantest                                     700                   80
      Bosch                                       1,034                    5
      Canon                                         700                   53
      Central Japan Railway                          34                  350
      Century Leasing System                        900                   14
      Denso                                       6,000                  235
      en-japan                                        6                   36
      Fujitsu Frontech                              300                    3
      Haseko*                                     1,500                    6
      Juki                                        9,000                   58
      Kawasaki Kisen Kaisha                         700                    4
      KDDI                                           14                   86
      Mitsui OSK Lines                              500                    4
      Mitsui Trust Holdings                      10,000                  138
      Mizuho Financial Group                         33                  281
      Nissan Diesel Motor                        12,000                   63
      OMC Card                                    4,400                   70
      ORIX                                          890                  268
      Pacific Metals                              3,000                   19
      Sega Sammy Holdings                         2,300                   91
      Suzuki Motor                               12,900                  314
      Tokyo Electron                              1,700                  122
      Toshiba TEC                                 2,000                   11
      Towa Real Estate
         Development*                             6,000                   48
      Yamaha Motor                                4,700                  129
      Yamato Kogyo                                1,600                   35
      Yamazen                                     2,000                   15
                                                                 -----------
    Total Japan                                                        2,554
                                                                 -----------
    MALAYSIA -- 0.0%
      Transmile Group                             8,000                   29
                                                                 -----------
    MEXICO -- 0.1%
      Sare Holding SA de CV, Cl B*               46,000                   54
                                                                 -----------
    NETHERLANDS -- 0.9%
      ABN AMRO Holding                            4,712                  140
      Aegon                                       3,978                   72
      Boskalis Westminster                          205                   16
      ING Groep                                   9,367                  382
      Royal Dutch Shell, Cl A                     9,148                  313
      Royal KPN                                     300                    4
                                                                 -----------
    Total Netherlands                                                    927
                                                                 -----------
    NORWAY -- 0.2%
      Statoil ASA                                 4,800                  158
                                                                 -----------
    PHILIPPINES -- 0.1%
      Universal Robina                          195,000                   86
                                                                 -----------
    SINGAPORE -- 0.0%
      United Test And Assembly
         Center*                                  8,000                    5
                                                                 -----------
    SOUTH AFRICA -- 0.3%
      Foschini                                    7,400                   75
      Lewis Group                                 6,800                   69
      Network Healthcare Holdings*               35,000                   60


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
    SOUTH AFRICA -- CONTINUED
      Standard Bank Group                         5,600          $        80
                                                                 -----------
    Total South Africa                                                   284
                                                                 -----------
    SOUTH KOREA -- 0.4%
      Amorepacific                                   80                   29
      Daegu Bank                                  5,600                  105
      Hanmi Pharm                                   250                   32
      Korea Investment Holdings                   1,500                   64
      Korean Reinsurance                          5,652                   68
      NHN                                           100                   36
      Shinsegae                                     120                   59
                                                                 -----------
    Total South Korea                                                    393
                                                                 -----------
    SPAIN -- 0.6%
      Banco Bilbao Vizcaya
         Argentaria                               5,854                  129
      Banco Santander Central
         Hispano                                 28,414                  439
                                                                 -----------
    Total Spain                                                          568
                                                                 -----------
    SWEDEN -- 0.2%
      JM                                            500                   32
      Nordea Bank                                13,500                  174
                                                                 -----------
    Total Sweden                                                         206
                                                                 -----------
    SWITZERLAND -- 0.3%
      Credit Suisse                               2,760                  173
      Syngenta                                      100                   14
      Xstrata                                     1,000                   36
      Zurich Financial Services                     510                  124
                                                                 -----------
    Total Switzerland                                                    347
                                                                 -----------
    THAILAND -- 0.2%
      Bangkok Bank                               31,000                   98
      Italian-Thai Development                  242,000                   47
                                                                 -----------
    Total Thailand                                                       145
                                                                 -----------
    UNITED KINGDOM -- 1.8%
      Antofagasta                                 8,845                  380
      Ashtead                                     6,039                   26
      AstraZeneca                                 4,935                  271
      Aviva                                         300                    4
      BHP Billiton                               10,113                  208
      British Energy Group*                      10,394                  126
      British Sky Broadcasting                    2,900                   28
      Corus Group                                 3,418                    5
      Hanson                                      3,095                   41
      HBOS                                        6,800                  120
      Hikma Pharmaceuticals                       4,500                   36
      HSBC Holdings                                 900                   16
      International Power                         7,500                   41
      Lloyds TSB Group                           10,500                  102
      Michael Page International                  5,146                   36
      Next                                          527                   15
      Royal Dutch Shell, Cl B                     4,999                  178
      SABMiller                                   3,000                   63
      Sage Group                                    687                    3
      Scottish & Southern Energy                  3,100                   64
      Scottish Power                                500                    5




11                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)



                                           SHARES/FACE             MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)
    UNITED KINGDOM -- CONTINUED
      Shire                                         400          $         6
      Sportingbet                                 7,175                   55
      Standard Chartered                          1,099                   29
      Tesco                                       1,784                   10
      Ultra Electronics Holdings*                   700                   14
                                                                 -----------
    Total United Kingdom                                               1,882
                                                                 -----------
Total Foreign Common Stock
  (Cost $10,562)                                                      12,941
                                                                 -----------

FOREIGN PREFERRED STOCK -- 0.3%
    GERMANY -- 0.3%
      Porsche                                       299                  299
                                                                 -----------
Total Foreign Preferred Stock
  (Cost $232)                                                            299
                                                                 -----------

INVESTMENT COMPANIES -- 0.1%
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
      Value Index Fund                              500                   68
                                                                 -----------
    INDEX FUND-SMALL CAP -- 0.0%
      iShares Russell 2000 Value
      Index Fund*                                   600                   45
                                                                 -----------
Total Investment Companies
  (Cost $108)                                                            113
                                                                 -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.1% Federal Home Loan
    Mortgage 5 5
      Corporation
      6.500%, 04/01/35                     $         15                   15
      6.000%, 08/01/29                               34                   34
      6.000%, 05/01/32                              810                  807
      5.875%, 03/21/11                               40                   41
      5.500%, 09/01/17                               84                   83
      5.500%, 09/01/19                               78                   77
      5.500%, 08/01/20                              356                  353
      5.500%, 02/01/21                              251                  249
      5.500%, 10/01/34                               99                   97
      5.500%, 01/01/35                               43                   42
      5.500%, 02/01/35                              243                  236
      5.500%, 03/01/35                               86                   84
      5.500%, 06/01/35                              475                  461
      5.000%, 02/01/19                               28                   28
      5.000%, 07/01/19                               79                   77
      5.000%, 05/01/20                              434                  422
      5.000%, 07/01/20                              235                  228
      5.000%, 10/01/20                              329                  320
      4.400%, 07/28/08                              170                  167
    Federal National Mortgage                        93                   98
      Association
      6.500%, 03/01/35                              293                  298
      6.500%, 05/01/36                              385                  392
      6.250%, 02/01/11                              400                  413
      6.000%, 01/01/29                               97                   97
      5.500%, 03/01/20                               97                   97
      5.500%, 09/01/34                              334                  325



                                               FACE                MARKET
DESCRIPTION                                AMOUNT (000)          VALUE (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
-- CONTINUED
      5.500%, 03/01/35                     $        258          $       251
      5.500%, 06/01/35                              324                  315
      5.500%, 09/01/35                               19                   18
      5.500%, 10/01/35                               14                   14
      5.500%, 03/01/36                              329                  319
      5.500%, 04/01/36                              185                  180
      5.125%, 01/02/14                               45                   44
      5.000%, 04/01/19                              101                   98
      5.000%, 10/01/19                              125                  122
      5.000%, 09/01/20                              133                  129
      5.000%, 08/01/34                              212                  210
      4.500%, 08/04/08                              740                  730
      4.500%, 09/01/35                              386                  353
    Federal National Mortgage
      Association TBA
      6.000%, 05/01/36                            2,145                2,136
                                                                 -----------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $10,520)                                                      10,362
                                                                 -----------

CORPORATE BONDS -- 9.4%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26                               75                   76
    Ahern Rentals
      9.250%, 08/15/13                               60                   63
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                               50                   54
    Allied Waste North America, Ser B
      8.875%, 04/01/08                              170                  178
    America Movil
      6.375%, 03/01/35                               70                   64
    American General Finance, Ser G
      MTN
      5.375%, 09/01/09                               90                   90
    Ameriprise Financial
      5.350%, 11/15/10                               65                   64
    AmerisourceBergen, 144A
      5.875%, 09/15/15                              100                   97
    Amgen
      4.000%, 11/18/09                               40                   38
    AOL Time Warner
      7.700%, 05/01/32                               60                   66
      6.875%, 05/01/12                              130                  136
    Appalachian Power
      5.550%, 04/01/11                              110                  109
    AT&T Wireless
      8.750%, 03/01/31                               75                   94
      7.875%, 03/01/11                               90                   98
    Bank of America
      4.250%, 10/01/10                              130                  124
    Bank One
      5.900%, 11/15/11                               70                   71
      5.250%, 01/30/13                              145                  141
    BCPLU Crystal US Holdings 144A
      9.625%, 06/15/14                               50                   55
    Beazer Homes USA, Callable:
      04/15/07 @ 104.188,
      04/15/08 @ 102.791
      8.375%, 04/15/12                               60                   62
    Capital One Financial
      4.800%, 02/21/12                               85                   81



12                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                               FACE                MARKET
DESCRIPTION                                 AMOUNT (000)         VALUE (000)

CORPORATE BONDS -- CONTINUED
    Carnival
      3.750%, 11/15/07                     $         70          $        68
    Cascades, Callable: 02/15/08 @
      103.625, 02/15/09 @ 102.417
      7.250%, 02/15/13                               70                   66
    Caterpillar Financial Services
      5.050%, 12/01/10                               75                   74
    Chesapeake Energy  144A
      6.500%, 08/15/17                              150                  143
    ChevronTexaco
      3.500%, 09/17/07                              140                  137
    Chubb
      4.934%, 11/16/07                              160                  159
    Cisco Systems
      5.500%, 02/22/16                              160                  156
      5.250%, 02/22/11                               60                   59
    Citigroup
      2.400%, 10/31/25                            8,000                   67
    Clayton Williams Energy
      7.750%, 08/01/13                               60                   57
    Coleman Cable, Callable:
      10/01/08 @ 104.94
      9.875%, 10/01/12                               80                   73
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                               80                   78
    Comcast
      7.625%, 02/15/08                               30                   31
      6.500%, 01/15/15                              130                  132
      5.300%, 01/15/14                               40                   38
    Countrywide Home Loan MTN
      4.125%, 09/15/09                              100                   96
    DaimlerChrysler
      4.750%, 01/15/08                               45                   44
    Deutsche Telekom
      8.000%, 06/15/10                               90                   98
    Drummond 144A
      7.375%, 02/15/16                              125                  123
    E*trade Financial
      7.875%, 12/01/15                               90                   94
    Echostar DBS, 144A
      7.125%, 02/01/16                              125                  122
    ERP Operating
      5.125%, 03/15/16                               75                   70
    Ford Motor Credit
      7.375%, 10/28/09                              100                   92
    General Cable
      9.500%, 11/15/10                               50                   54
    General Electric Capital, Ser
      A MTN
      6.875%, 11/15/10                              115                  121
      4.375%, 03/03/12                               90                   85
    General Motors Acceptance
      7.000%, 02/01/12                               65                   61
    Georgia Power, Ser J
      4.875%, 07/15/07                               25                   25
    Gregg Appliances
      9.000%, 02/01/13                              110                  103
    HCA
      6.375%, 01/15/15                               55                   53
    Hewlett-Packard
      5.750%, 12/15/06                              135                  135
    Hines Nurseries,
      Callable:10/01/07 @ 105.12
      10.250%, 10/01/11                              60                   59


                                                FACE               MARKET
DESCRIPTION                                 AMOUNT (000)         VALUE (000)

CORPORATE BONDS -- CONTINUED
    Home Depot
      5.400%, 03/01/16                      $       185          $       180
    HSBC Finance
      5.500%, 01/19/16                              115                  111
      4.750%, 04/15/10                               45                   44
    Hudbay Mining
      9.625%, 01/15/12                               50                   55
    Intelsat
      9.614%, 01/15/12                              100                  101
    J.B. Poindexter
      8.750%, 03/15/14                               60                   49
    J.C. Penney
      8.125%, 04/01/27                               50                   52
    John Deere Capital
      5.400%, 04/07/10                               60                   60
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                               50                   48
    K Hovnanian Enterprises
      6.250%, 01/15/16                               50                   46
    K. Hovnanian
      8.875%, 04/01/12                              120                  125
    Lockheed Martin
      7.200%, 05/01/36                               95                  106
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10                              120                 1115
    Metlife
      5.375%, 12/15/12                               60                   59
      5.000%, 06/15/15                              135                  127
    MGM Mirage
      6.625%, 07/15/15                               45                   44
      5.875%, 02/27/14                               55                   51
    Midamerican Energy Holdings
      5.875%, 10/01/12                              120                  120
      3.500%, 05/15/08                               60                   58
    Morgan Stanley
      4.000%, 01/15/10                              115                  109
    Motorola
      8.000%, 11/01/11                               50                   56
    Neenah Paper
      7.375%, 11/15/14                               52                   49
    Nextel Communications, Ser C,
      Callable: 10/31/11 @ 100
      6.875%, 10/31/13                              135                  139
    Norampac
      6.750%, 06/01/13                               75                   71
    Omnicare
      6.750%, 12/15/13                              100                   99
    Pemex Project
      8.500%, 02/15/08                              185                  194
    PNC Funding
      4.200%, 03/10/08                              140                  137
    Prologis Trust
      7.100%, 04/15/08                               35                   36
    Prudential Financial MTN
      3.750%, 05/01/08                               25                   24
    Prudential Financial, Ser B MTN
      5.100%, 09/20/14                               40                   38
    PSE&G Power
      7.750%, 04/15/11                              120                  130
      6.950%, 06/01/12                               60                   63
    PXRE
      8.850%, 02/15/27                               35                   37
    Quebecor World Capital 144A
      8.750%, 03/15/16                              150                  145



13                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                               FACE                MARKET
DESCRIPTION                                 AMOUNT (000)         VALUE (000)

CORPORATE BONDS -- CONTINUED
    Qwest
      8.875%, 03/15/12                      $       100          $       109
    Residential Capital 144A
      6.898%, 04/17/09                              170                  170
    Rogers Cable
      6.750%, 03/15/15                               30                   30
    Rogers Wireless
      8.000%, 12/15/12                               30                   32
    Royal Caribbean Cruises
      7.250%, 03/15/18                               94                   97
    SBC Communications
      5.100%, 09/15/14                              160                  151
    Schering-Plough
      6.750%, 12/01/33                               85                   89
    SLM
      5.450%, 04/25/11                              140                  139
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07                               40                   40
    Stater Brothers Holdings
      8.125%, 06/15/12                               50                   50
    STATS ChipPAC
      6.750%, 11/15/11                               75                   73
    Telecom Italia Capital
      4.000%, 11/15/08                              100                   96
    TFM Sa De Cv
      9.375%, 05/01/12                               50                   54
    Town Sports International
      9.625%, 04/15/11                               40                   42
    Toys R Us
      7.875%, 04/15/13                               50                   41
    Tyson Foods
      6.600%, 04/01/16                              125                  123
    Unitedhealth Group
      5.375%, 03/15/16                              110                  106
    Universal City Florida
      9.430%, 05/01/10                               30                   31
    Uno Restaurant 144A
      10.000%, 02/15/11                              25                   20
    UnumProvident Finance 144A
      6.850%, 11/15/15                               60                   60
    Verizon Global
      4.000%, 01/15/08                               60                   59
    Verizon Wireless Capital
      5.375%, 12/15/06                              120                  120
    Viacom 144A
      6.125%, 04/30/16                              155                  154
    Washington Mutual Financial
      6.875%, 05/15/11                               55                   58
    Wellpoint
      3.750%, 12/14/07                               40                   39
    Weyerhaeuser
      5.950%, 11/01/08                               20                   20
    Wyeth
      5.500%, 02/01/14                               40                   39
    Xcel Energy
      7.000%, 12/01/10                              170                  178
                                                                 -----------
Total Corporate Bonds
  (Cost $9,810)                                                        9,632
                                                                 -----------

U.S. TREASURY OBLIGATIONS -- 9.5%
    U.S. Treasury Bond
      5.375%, 02/15/31                              910                  924


                                               FACE                MARKET
DESCRIPTION                                 AMOUNT (000)         VALUE (000)

U.S.  TREASURY OBLIGATIONS -- CONTINUED
      4.500%, 02/15/16                      $     1,385          $     1,325
    U.S. Treasury Note
      4.750%, 03/31/11                            1,360                1,349
      4.500%, 02/28/11                              485                  476
      3.875%, 07/31/07                               60                   59
      3.875%, 07/15/10                            3,252                3,127
      3.375%, 02/15/08                              935                  911
      2.875%, 11/30/06                            1,570                1,552
                                                                 -----------
Total U.S. Treasury Obligations
  (Cost $9,921)                                                        9,723
                                                                 -----------

FOREIGN BONDS -- 0.7%
    Australian Government (AUD)
      5.750%, 06/15/11                              180                  137
    Canada (CAD)
      5.250%, 06/01/13                              139                  131
    Denmark (DKK)
      5.000%, 11/15/13                              659                  119
    Deutschland (EUR)
      3.750%, 07/04/13                               99                  124
    Netherlands Government (EUR)
      4.250%, 07/15/13                               95                  123
    Norwegian Government (NOK)
      6.500%, 05/15/13                              675                  126
                                                                 -----------
Total Foreign Bonds
  (Cost $762)                                                            760
                                                                 -----------

ASSET-BACKED SECURITIES -- 0.5%
      HOME EQUITY LOANS -- 0.5%
     Citigroup Commercial Mortgage,
       Ser 2004-C2, Cl A3                   $       225                  214
     JP Morgan Chase CMO,
         Ser 2005-lDP1, Cl A2                       150                  146
     JP Morgan Chase Commercial
       Mortgage, Ser 2004-CBX,
         Cl A4                                       70                   67
     Residential Asset Mortgage
       Program, Ser 2004-RS12,
         Cl AI2                                      35                   35
                                                                 -----------
                                                                         462
                                                                 -----------
Total Asset-Backed Securities
  (Cost $473)                                                            462
                                                                 -----------

MORTGAGE RELATED -- 1.8%
    Banc of America CMO, Ser
      2003-2, Cl A2
      4.342%, 03/11/41                               30                   29
    Banc of America Mortgage CMO,
      Ser 2004-8, Cl 3a1
      5.250%, 10/25/19                              313                  302
    Bear Stearns ARM CMO, Ser
      2005-11, Cl 2a1
      4.760%, 12/25/35                              169                  165
    Bear Stearns CMO, Ser
      2006-T22, Cl A2
      5.467%, 04/12/38                              260                  261



14                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




                                            FACE AMOUNT
                                              (000)/               MARKET
DESCRIPTION                                   SHARES             VALUE (000)

MORTGAGE RELATED -- CONTINUED
    Bear Stearns Commercial
      Mortgage, Ser
      2004-PWR5,     Cl A4
      4.831%, 07/11/42                      $       145          $       138
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20, Cl A2
      5.127%, 10/12/42                               85                   84
    Chase Mortgage Finance CMO,
      Ser 2004-s1, Cl A3
      5.500%, 02/25/19                               14                   14
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2, Cl
      2a1
      6.000%, 11/25/35                              375                  368
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                               71                   70
    Countrywide Home Loans CMO,
      Ser 2005-hyb8, Cl 2a1
      5.385%, 12/20/35                              171                  169
    FPL Group Capital
      5.551%, 02/16/08                               40                   40
    Prime Mortgage Trust CMO, Ser
      2005-2, Cl 1a3
      5.250%, 07/25/20                              234                  230
                                                                 -----------
Total Mortgage Related
  (Cost $1,904)                                                        1,870
                                                                 -----------

REPURCHASE AGREEMENT -- 9.9%
  Deutsche Bank 4.770%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $10,194,400 (collateralized
    by a U.S. Government
    obligation, par value
    $10,411,000, 0.000%,
    05/10/06; total market value
    $10,394,342)(A)                              10,190               10,190
                                                                 -----------
Total Repurchase Agreement
  (Cost $10,190)                                                      10,190
                                                                 -----------

WARRANTS -- 0.2%
      Alpha Networks 144A                        44,000                   57
      LVRCL Infrastructures &
         Projects 144A                            6,000                   39
      Motech Industries 144A                        900                   25
      Test-Rite International 144A               75,000                   56
      Unimicron Technology 144A                  35,000                   59
                                                                 -----------
Total Warrants
  (Cost $194)                                                            236
                                                                 -----------

DESCRIPTION                                                      VALUE (000)

Total Investments -- 102.4% +
  (Cost $97,977)                                                 $   105,150
                                                                 -----------

WRITTEN INDEX OPTION CONTRACTS -- 0.0%
    Syngenta
      May 2006 234 Call                            (100)                  --
                                                                 -----------


Total Written Index Option Contracts
  (Proceeds $ --)                                                         --
                                                                 -----------

Other Assets and Liabilities, Net -- (2.4%)                           (2,427)
                                                                 -----------

Total Net Assets -- 100.0%                                       $   102,723
                                                                 ===========

--------------------------------------------------------------------------------

* Non-income producing security.
144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On April 30, 2006, the value of these securities amounted to $747,232, representing 0.7% of the net assets of the Portfolio.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
B2B -- Business to Business
CAD -- Canadian Dollar
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
GDR -- Global Depositary Receipt
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
MTN -- Medium-Term Note
NOK -- Norwegian Krone
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Ser -- Series
TBA -- To Be Announced
Cost figures are shown with "000's" omitted.
Amounts designated as "--" are either 0 or have been rounded to 0.

+ At April 30, 2006, the tax basis cost of the Fund's investments (excluding written index option contracts)was $97,977,174, and the unrealized appreciation and depreciation were $8,716,383 and $(1,543,571), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


15                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Balanced Portfolio
April 30, 2006 (Unaudited)




As of April 30, 2006, the Fund had the following forward foreign currency contracts outstanding:
--------------------------------------------------------------------------------

                                                                                                        Unrealized
    Maturity                                                                                           Appreciation/
      Date                  Currency to Deliver           Currency to Receive    Contract Value       (Depreciation)
----------------- --------- -------------------- -------- -------------------- ------------------- ----------------------
      06/21/2006       USD            14,833         AUD             21,130          $   16,033            $   1,199
      06/21/2006       USD            89,625         CAD            105,085              94,174                4,549
      06/21/2006       EUR            28,269         CAD             33,040              29,610                 (10)
      06/21/2006       EUR            14,529         DKK             89,621              15,210                    9
      06/21/2006       USD            84,061         DKK            517,394              87,809                3,748
      06/21/2006       AUD            43,815         EUR             36,235              45,870               (1,391)
      06/21/2006       NOK           107,237         EUR             87,724             111,051               (3,328)
      06/21/2006       GBP           201,600         EUR            164,916             208,769                 (991)
      06/21/2006       USD         2,403,677         EUR          1,986,346           2,514,531              110,854
      06/21/2006       USD           230,000         EUR            189,489             239,876                9,876
      06/21/2006       USD           158,832         GBP             91,301             166,616                7,783
      06/21/2006       EUR           676,312         JPY         78,695,141             696,340              (11,360)
      06/21/2006       USD         1,003,314         JPY        116,671,927           1,032,380               29,066
      06/21/2006       USD           109,743         NOK            723,206             117,870                8,126
      06/21/2006       EUR           130,097         SEK            999,229             136,500                2,104
      06/21/2006       SEK           111,930         USD            868,446             111,930               (6,704)
                                                                                                           ---------

                                                                                            TOTAL          $ 153,530
                                                                                                           =========

AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
DKK -- Danish Krone
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 59.8%
    BASIC MATERIALS -- 3.9%
      AGRICULTURAL CHEMICALS -- 0.4%
      Agrium                               6,300  $       163
      Monsanto                             4,860          405
                                                  ------------
                                                          568
      CHEMICALS-DIVERSIFIED -- 0.2%
      Lyondell Chemical                    4,457          107
      Nova Chemicals                       3,900          116
      Olin                                 3,755           77
                                                  ------------
                                                          300
      CHEMICALS-PLASTICS -- 0.1%
      PolyOne*                            10,710           95
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.1%
      Chemtura                               990           12
      Hercules*                            5,035           72
                                                  ------------
                                                           84
      DIVERSIFIED MINERALS -- 0.0%
      Cia Vale do Rio Doce ADR               900           46
                                                  ------------
      FORESTRY -- 0.2%
      Plum Creek Timber                    6,300          229
                                                  ------------
      GOLD MINING -- 0.4%
      Goldcorp                             6,300          221
      Randgold Resources ADR*             11,200          273
      Royal Gold                           2,350           81
                                                  ------------
                                                          575
      INDUSTRIAL GASES -- 0.4%
      Air Products & Chemicals               425           29
      Airgas                               4,000          162
      Praxair                              6,100          342
                                                  ------------
                                                          533
      METAL-ALUMINUM -- 0.1%
      Century Aluminum*                    2,500          119
                                                  ------------
      METAL-COPPER -- 0.2%
      Phelps Dodge                         2,220          191
                                                  ------------
      METAL-DIVERSIFIED -- 0.4%
      Freeport-McMoRan Copper &
         Gold, Cl B                        6,951          449
      Hecla Mining*                       17,630          114
                                                  ------------
                                                          563
      NON-FERROUS METALS -- 0.2%
      Cameco                               7,200          293
      USEC                                 1,200           15
                                                  ------------
                                                          308
      PAPER & RELATED PRODUCTS -- 0.6%
      Abitibi-Consolidated                34,140          149
      Bowater                              6,020          164
      Caraustar Industries*               17,780          176
      Domtar                               9,770           73
      Klabin ADR                           2,400           60

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      PAPER & RELATED PRODUCTS -- CONTINUED
      MeadWestvaco                           750  $        21
      Neenah Paper                         4,350          140
      Schweitzer-Mauduit
         International                       600           15
      Smurfit-Stone Container*             2,860           37
                                                  ------------
                                                          835
      QUARRYING -- 0.2%
      Vulcan Materials                     2,810          239
                                                  ------------
      STEEL-PRODUCERS -- 0.4%
      Evraz Group GDR*                       800           20
      Evraz Group GDR 144A                 3,600           90
      Nucor                                1,950          212
      Olympic Steel                        3,000           95
      Schnitzer Steel Industries,
      Cl A                                 3,000          118
                                                  ------------
                                                          535
                                                  ------------
    Total Basic Materials (Cost $4,445)                 5,220
                                                  ------------
    CONSUMER CYCLICAL -- 7.1%
      APPAREL MANUFACTURERS -- 0.3%
      Polo Ralph Lauren                    6,975          424
                                                  ------------
      BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Grupo Televisa ADR                   5,800          123
      Nexstar Broadcasting Group,
         Cl A*                            35,390          203
                                                  ------------
                                                          326
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
      DR Horton                            5,194          156
      KB Home                              1,134           70
                                                  ------------
                                                          226
      CABLE TV -- 0.3%
      Mediacom Communications, Cl
         A*                               57,995          398
                                                  ------------
      CASINO HOTELS -- 0.2%
      Harrah's Entertainment               2,400          196
                                                  ------------
      CASINO SERVICES -- 0.2%
      International Game
      Technology                           1,275           49
      Scientific Games, Cl A*              6,175          235
                                                  ------------
                                                          284
      CRUISE LINES -- 0.3%
      Carnival                             9,694          454
                                                  ------------
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                    425           25
      Fastenal                             1,055           50
                                                  ------------
                                                           75
      GAMBLING (NON-HOTEL) -- 0.1%
      Isle of Capri Casinos*               5,410          169
                                                  ------------
      GOLF -- 0.0%
      Callaway Golf                        1,270           20
                                                  ------------

1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      HOME FURNISHINGS -- 0.1%
      Tempur-Pedic International*          8,740  $       138
                                                  ------------
      HOTELS & MOTELS -- 0.4%
      Fairmont Hotels & Resorts              405           18
      Jameson Inns*                       63,800          156
      Lodgian*                             4,785           64
      Marriott International, Cl A         2,636          193
      Starwood Hotels & Resorts
         Worldwide                         1,089           62
                                                  ------------
                                                          493
      MOTION PICTURES & SERVICES -- 0.0%
      DreamWorks Animation SKG,
         Cl A*                               860           23
                                                  ------------
      MULTIMEDIA -- 0.2%
      Entravision Communications,
         Cl A*                            12,455          104
      Gemstar-TV Guide
         International*                   37,380          124
                                                  ------------
                                                          228
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                          8,330          221
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                              2,112          116
      Journal Register                     3,875           43
                                                  ------------
                                                          159
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest                      4,430           61
                                                  ------------
      RADIO -- 0.2%
      Radio One, Cl A*                     3,455           25
      Radio One, Cl D*                    22,580          162
      Spanish Broadcasting
         System, Cl A*                    19,485           99
                                                  ------------
                                                          286
      RESORTS/THEME PARKS -- 0.1%
      Intrawest                            3,000          108
                                                  ------------
      RETAIL-APPAREL/SHOE -- 0.8%
      Charming Shoppes*                    7,200           99
      Chico's FAS*                        12,060          447
      Childrens Place Retail
      Stores*                              3,100          191
      Claire's Stores                      4,700          166
      JOS A Bank Clothiers*                3,700          155
      Urban Outfitters*                    1,715           40
                                                  ------------
                                                        1,098
      RETAIL-BUILDING PRODUCTS -- 0.7%
      Home Depot                           4,079          163
      Lowe's                              12,440          784
                                                  ------------
                                                          947
      RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                      1,565           74
                                                  ------------
      RETAIL-CONVENIENCE STORE -- 0.1%
      Casey's General Stores               3,300           71
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      RETAIL-DISCOUNT -- 0.3%
      Dollar General                       5,297  $        92
      Target                               4,840          257
                                                  ------------
                                                          349
      RETAIL-DRUG STORE -- 0.3%
      CVS                                 15,440          459
                                                  ------------
      RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V         2,200           63
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                              274           18
      Saks*                                5,500          111
                                                  ------------
                                                          129
      RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                            1,460           56
                                                  ------------
      RETAIL-PAWN SHOPS -- 0.1%
      Cash America International           3,250          107
      Ezcorp, Cl A*                        2,250           71
                                                  ------------
                                                          178
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*               1,040           23
                                                  ------------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                  3,350          134
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.3%
      Kohl's*                              7,110          397
                                                  ------------
      RETAIL-RESTAURANTS -- 0.3%
      Darden Restaurants                   5,261          208
      Jack in the Box*                     1,000           42
      Morton's Restaurant Group*           9,350          157
      OSI Restaurant Partners                940           40
                                                  ------------
                                                          447
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                   49,150          231
                                                  ------------
      TELEVISION -- 0.2%
      Sinclair Broadcast Group,
      Cl A                                41,410          325
                                                  ------------
      TOYS -- 0.2%
      Hasbro                               5,816          115
      Mattel                               8,006          129
                                                  ------------
                                                          244
                                                  ------------
    Total Consumer Cyclical (Cost $9,230)               9,514
                                                  ------------
    CONSUMER NON-CYCLICAL -- 2.2%
      AGRICULTURAL OPERATIONS -- 0.4%
      Archer-Daniels-Midland               7,364          268
      Delta & Pine Land                    3,480          103
      Tejon Ranch*                         3,490          157
                                                  ------------
                                                          528
      BREWERY -- 0.2%
      Grupo Modelo ADR, Cl C               1,600           61
      Molson Coors Brewing, Cl B           2,000          148

2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
      BREWERY -- CONTINUED
      United Breweries ADR                 3,800  $        93
                                                  ------------
                                                          302
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
      Helen of Troy*                       5,310          110
      Yankee Candle                        3,000           90
                                                  ------------
                                                          200
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          5,150          204
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                        5,114          116
      Hain Celestial Group*                  790           21
                                                  ------------
                                                          137
      FOOD-RETAIL -- 0.4%
      Kroger                              11,770          238
      Safeway                              1,422           36
      Whole Foods Market                   3,790          233
                                                  ------------
                                                          507
      FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
      Nash Finch                           2,680           62
      Sysco                                3,265           98
      United Natural Foods*                  640           20
                                                  ------------
                                                          180
      TOBACCO -- 0.6%
      Altria Group                         4,734          346
      Imperial Tobacco ADR                 4,793          301
      UST                                  4,921          216
                                                  ------------
                                                          863
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 2,731)          2,921
                                                  ------------
    ENERGY -- 6.4%
      COAL -- 0.2%
      Consol Energy                        2,800          239
      Peabody Energy                       1,460           93
                                                  ------------
                                                          332
      ENERGY-ALTERNATE SOURCES -- 0.1%
      Headwaters*                          2,000           68
                                                  ------------
      OIL & GAS DRILLING -- 0.8%
      Diamond Offshore Drilling              700           64
      Nabors Industries*                   6,300          235
      Pride International*                 7,000          244
      Rowan                                  385           17
      Todco, Cl A                            265           12
      Transocean*                          5,770          468
                                                  ------------
                                                        1,040
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
      Anadarko Petroleum                     662           69
      Berry Petroleum, Cl A                1,650          121
      Denbury Resources*                   1,725           56
      GMX Resources*                       2,100           88


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Newfield Exploration*                3,200  $       143
      Penn Virginia                        2,100          152
      Pogo Producing                         255           13
      Southwestern Energy*                 1,660           60
      Stone Energy*                        2,720          128
      Unit*                                1,900          110
      XTO Energy                           4,860          206
                                                  ------------
                                                        1,146
      OIL COMPANIES-INTEGRATED -- 2.4%
      Amerada Hess                         1,600          229
      BP ADR                               3,374          249
      Chevron                              2,161          132
      China Petroleum & Chemical
         ADR                                 900           58
      ConocoPhillips                       5,239          350
      Exxon Mobil                         13,722          866
      LUKOIL ADR                           2,300          208
      Marathon Oil                         4,758          378
      Occidental Petroleum                 3,712          381
      PetroChina ADR                         400           45
      Petroleo Brasileiro ADR              1,600          158
      Surgutneftegaz ADR                   2,200          187
                                                  ------------
                                                        3,241
      OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
      Cameron International*               3,200          161
      Grant Prideco*                         610           31
      Gulf Island Fabrication              2,200           54
      Maverick Tube*                       2,450          133
      National Oilwell Varco*              1,105           76
                                                  ------------
                                                          455
      OIL REFINING & MARKETING -- 0.5%
      Frontier Oil                         7,900          478
      Giant Industries*                    1,850          133
                                                  ------------
                                                          611
      OIL-FIELD SERVICES -- 0.9%
      Core Laboratories*                   1,460           89
      Halliburton                          8,236          644
      Helix Energy Solutions*              4,990          194
      Tidewater                              220           13
      Universal Compression
         Holdings*                         2,600          145
      W-H Energy Services*                 2,265          114
                                                  ------------
                                                        1,199
      OIL-US ROYALTY TRUSTS -- 0.0%
      Hugoton Royalty Trust                  290            8
                                                  ------------
      PIPELINES -- 0.4%
      China Gas Holdings ADR*                900           78
      El Paso*                             2,375           31
      National Fuel Gas                    5,550          184
      Questar                              2,400          192
                                                  ------------
                                                          485
      RETAIL-PROPANE DISTRIBUTION -- 0.0%
      Star Gas Partners                   17,400           44
                                                  ------------
    Total Energy (Cost $7,165)                          8,629
                                                  ------------

3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    FINANCIAL -- 12.7%
      COMMERCIAL BANKS NON-US -- 0.1%
      ICICI Bank ADR                       3,800  $       104
                                                  ------------
      COMMERCIAL BANKS-CENTRAL US -- 0.1%
      Texas Regional Bancshares,
         Cl A                              2,015           58
      Wintrust Financial                   1,750           90
                                                  ------------
                                                          148
      COMMERCIAL BANKS-EASTERN US -- 0.0%
      Commerce Bancorp                       505           20
      North Fork Bancorporation              448           14
                                                  ------------
                                                           34
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                   8,650          224
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 0.2%
      CVB Financial                        4,883           79
      Hanmi Financial                      4,100           80
      SVB Financial Group*                 1,650           84
      UCBH Holdings                        5,300           94
                                                  ------------
                                                          337
      FIDUCIARY BANKS -- 0.1%
      Northern Trust                       2,400          141
                                                  ------------
      FINANCE-COMMERCIAL -- 0.2%
      CIT Group                            4,202          227
                                                  ------------
      FINANCE-CONSUMER LOANS -- 1.0%
      Asta Funding                         2,900          105
      First Marblehead                     6,010          289
      Portfolio Recovery
      Associates*                          1,695           87
      SLM                                 13,699          725
      World Acceptance*                    2,900           84
                                                  ------------
                                                        1,290
      FINANCE-CREDIT CARD -- 0.3%
      American Express                     3,501          188
      Capital One Financial                2,584          224
                                                  ------------
                                                          412
      FINANCE-INVESTMENT BANKER/BROKER -- 1.3%
      Citigroup                            7,655          382
      Goldman Sachs Group                  2,770          444
      Greenhill                              130            9
      JPMorgan Chase                      13,873          630
      TD Ameritrade Holding               16,280          302
                                                  ------------
                                                        1,767
      FINANCE-OTHER SERVICES -- 0.4%
      Asset Acceptance Capital*            3,950           83
      Cbot Holdings, Cl A*                   480           51
      Chicago Mercantile Exchange
         Holdings                            760          348
      MarketAxess Holdings*                5,575           62
                                                  ------------
                                                          544
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                  790           65


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      FINANCIAL GUARANTEE INSURANCE -- CONTINUED
      MGIC Investment                      2,411  $       170
                                                  ------------
                                                          235
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                        7,900          247
      Hilb Rogal & Hobbs                   2,900          118
      USI Holdings*                        2,905           44
                                                  ------------
                                                          409
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.3%
      Affiliated Managers Group*             680           69
      Legg Mason                           2,330          276
                                                  ------------
                                                          345
      LIFE/HEALTH INSURANCE -- 0.4%
      China Life Insurance ADR             1,200           65
      Cigna                                2,639          282
      KMG America*                        11,015          100
      UnumProvident                        1,510           31
                                                  ------------
                                                          478
      MULTI-LINE INSURANCE -- 1.2%
      Allstate                             4,886          276
      American International Group         5,258          343
      Hartford Financial Services
         Group                             2,190          201
      HCC Insurance Holdings               1,475           50
      Loews                                  885           94
      Metlife                              7,851          409
      XL Capital, Cl A                     3,344          220
                                                  ------------
                                                        1,593
      PROPERTY/CASUALTY INSURANCE -- 0.8%
      Arch Capital Group*                  2,900          176
      Fidelity National Financial            620           26
      Fpic Insurance Group*                2,350           94
      Philadelphia Consolidated
         Holding*                          4,750          157
      PMA Capital, Cl A*                   8,050           79
      Safeco                               3,900          202
      Selective Insurance Group            2,600          145
      WR Berkley                           7,150          268
                                                  ------------
                                                        1,147
      REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
      CB Richard Ellis Group, Cl
      A*                                   3,695          325
      Jones Lang LaSalle                   2,100          178
      Trammell Crow*                       1,730           67
                                                  ------------
                                                          570
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
      Brookfield Properties                3,999          129
      St. Joe                                235           13
                                                  ------------
                                                          142
      REINSURANCE -- 0.5%
      Aspen Insurance Holdings             7,915          193
      Axis Capital Holdings                1,200           36
      Endurance Specialty Holdings         4,820          149
      Montpelier Re Holdings               7,530          121
      Odyssey Re Holdings                  1,170           28

4                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      REINSURANCE -- CONTINUED
      PartnerRe                            3,150  $       197
                                                  ------------
                                                          724
      REITS-APARTMENTS -- 0.5%
      Archstone-Smith Trust                2,962          145
      AvalonBay Communities                1,004          108
      Camden Property Trust                1,325           91
      Equity Residential                   3,760          169
      GMH Communities Trust                3,174           39
      United Dominion Realty Trust         3,053           83
                                                  ------------
                                                          635
      REITS-DIVERSIFIED -- 0.3%
      Digital Realty Trust                 2,151           61
      Liberty Property Trust               1,872           84
      PS Business Parks                    1,600           83
      Spirit Finance                       3,383           39
      Vornado Realty Trust                 1,563          149
                                                  ------------
                                                          416
      REITS-HEALTH CARE -- 0.1%
      Omega Healthcare Investors           6,300           81
                                                  ------------
      REITS-HOTELS -- 0.6%
      Ashford Hospitality Trust           11,945          139
      DiamondRock Hospitality              7,700          110
      Hersha Hospitality Trust               711            6
      Highland Hospitality                 1,929           25
      Host Hotels & Resorts                6,830          144
      LaSalle Hotel Properties             4,840          212
      MeriStar Hospitality*               17,140          179
      Sunstone Hotel Investors             1,532           44
                                                  ------------
                                                          859
      REITS-MORTGAGE -- 0.1%
      HomeBanc                            12,585          104
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.8%
      Alexandria Real Estate
      Equities                               717           65
      American Financial Realty
      Trust                               19,828          226
      BioMed Realty Trust                  3,089           85
      Boston Properties                    4,214          372
      Columbia Equity Trust                  856           14
      Corporate Office Properties
         Trust                             2,350           97
      Mack-Cali Realty                     2,269          103
      Parkway Properties                   2,350           93
      Republic Property Trust              1,248           14
                                                  ------------
                                                        1,069
      REITS-REGIONAL MALLS -- 0.4%
      CBL & Associates Properties          3,900          156
      General Growth Properties            2,251          106
      Simon Property Group                 3,342          273
      Taubman Centers                      1,166           48
                                                  ------------
                                                          583
      REITS-SHOPPING CENTERS -- 0.3%
      Acadia Realty Trust                  1,738           39
      Equity One                           1,362           31
      Kimco Realty                         2,475           92
      Pan Pacific Retail
      Properties                             907           61
      Regency Centers                      1,284           81


                                                      MARKET
DESCRIPTION                            SHARES      VALUE (000)
      REITS-SHOPPING CENTERS -- CONTINUED
      Tanger Factory Outlet
      Centers                              1,212  $        40
                                                  ------------
                                                          344
      REITS-STORAGE -- 0.1%
      Public Storage                       2,058          158
      U-Store-It Trust                     1,222           23
                                                  ------------
                                                          181
      REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
      EastGroup Properties                   908           41
      Prologis                             2,434          122
                                                  ------------
                                                          163
      S&L/THRIFTS-EASTERN US -- 0.1%
      NewAlliance Bancshares               5,355           77
      WSFS Financial                         700           44
                                                  ------------
                                                          121
      S&L/THRIFTS-WESTERN US -- 0.3%
      Washington Federal                   7,725          185
      Washington Mutual                    5,710          257
                                                  ------------
                                                          442
      SUPER-REGIONAL BANKS-US -- 0.9%
      Bank of America                      9,482          473
      Wells Fargo                         10,683          734
                                                  ------------
                                                        1,207
                                                  ------------
    Total Financial (Cost $15,447)                     17,076
                                                  ------------
    HEALTH CARE -- 7.1%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                               1,770           46
      Gen-Probe*                             880           47
                                                  ------------
                                                           93
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                290           16
                                                  ------------
      DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                              430           32
                                                  ------------
      DRUG DELIVERY SYSTEMS -- 0.1%
      Conor Medsystems*                    2,900           78
                                                  ------------
      HEALTH CARE COST CONTAINMENT -- 0.3%
      McKesson                             8,102          394
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Kinetic Concepts*                    2,030           89
                                                  ------------
      MEDICAL INFORMATION SYSTEMS -- 0.0%
      IMS Health                             940           26
                                                  ------------
      MEDICAL INSTRUMENTS -- 0.4%
      Boston Scientific*                     296            7
      Cambridge Heart*                    56,890          165
      St. Jude Medical*                    7,190          284
      Symmetry Medical*                      750           15
                                                  ------------
                                                          471

5                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MEDICAL LABS & TESTING SERVICES -- 0.3%
      Covance*                             4,740  $       276
      Laboratory Corp of America
         Holdings*                         3,200          183
                                                  ------------
                                                          459
      MEDICAL PRODUCTS -- 0.7%
      Baxter International                 5,525          208
      Becton Dickinson                       240           15
      Johnson & Johnson                    8,256          484
      Mentor                                 290           13
      Zimmer Holdings*                     4,250          267
                                                  ------------
                                                          987
      MEDICAL-BIOMEDICAL/GENETIC -- 1.2%
      Amgen*                               6,660          451
      Applera Corp - Celera
      Genomics Group*                      7,900           95
      Barrier Therapeutics*               16,120          152
      Biogen Idec*                           965           43
      Celgene*                               865           36
      Enzon Pharmaceuticals*               7,200           61
      Genentech*                           3,460          276
      Genzyme*                             5,970          365
      Invitrogen*                            440           29
      PDL BioPharma*                       1,235           36
                                                  ------------
                                                        1,544
      MEDICAL-DRUGS -- 0.8%
      Angiotech Pharmaceuticals*          12,715          193
      Aspreva Pharmaceuticals*             2,500           85
      Bristol-Myers Squibb                 7,642          194
      Pfizer                              11,503          291
      Schering-Plough                      8,690          168
      Wyeth                                2,096          102
                                                  ------------
                                                        1,033
      MEDICAL-GENERIC DRUGS -- 0.3%
      Barr Pharmaceuticals*                  300           18
      Perrigo                              9,585          153
      Teva Pharmaceutical ADR              4,900          199
      Watson Pharmaceuticals*                490           14
      Zentiva GDR                          1,300           67
                                                  ------------
                                                          451
      MEDICAL-HMO -- 1.2%
      Humana*                                419           19
      Sierra Health Services*              2,300           90
      UnitedHealth Group                  19,100          950
      WellPoint*                           8,525          605
                                                  ------------
                                                        1,664
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                            2,700           89
      Amsurg*                                770           20
      Lincare Holdings*                      955           38
                                                  ------------
                                                          147
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
      AmerisourceBergen                    3,600          155
      Cardinal Health                      4,871          328
                                                  ------------
                                                          483


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      OPTICAL SUPPLIES -- 0.3%
      Alcon                                4,150  $       422
                                                  ------------
      PHARMACY SERVICES -- 0.0%
      Medco Health Solutions*                202           11
                                                  ------------
      PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*             3,200          162
                                                  ------------
      RESPIRATORY PRODUCTS -- 0.1%
      Resmed*                              1,365           59
      Respironics*                         2,900          106
                                                  ------------
                                                          165
      THERAPEUTICS -- 0.5%
      CV Therapeutics*                     1,810           36
      Gilead Sciences*                    10,050          578
      Medicines*                           2,010           39
                                                  ------------
                                                          653
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                          5,375          167
                                                  ------------
      VITAMINS & NUTRITION PRODUCTS -- 0.0%
      Herbalife*                           1,435           50
                                                  ------------
    Total Health Care (Cost $9,635)                     9,597
                                                  ------------
    INDUSTRIAL -- 5.0%
      AEROSPACE/DEFENSE -- 0.5%
      Armor Holdings*                      2,100          128
      Boeing                                 823           69
      Empresa Brasileira de
         Aeronautica ADR                   3,400          132
      Rockwell Collins                     4,250          243
      Teledyne Technologies*               2,470           90
                                                  ------------
                                                          662
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
      Alliant Techsystems*                 2,350          188
      BE Aerospace*                        2,125           55
      Curtiss-Wright                       2,600           86
      DRS Technologies                     2,400          133
      Goodrich                               490           22
                                                  ------------
                                                          484
      BATTERIES/BATTERY SYSTEMS -- 0.0%
      Greatbatch*                          2,010           49
                                                  ------------
      BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.1%
      Insituform Technologies, Cl
      A*                                   2,290           58
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Martin Marietta Materials            2,910          309
      Texas Industries                     1,900          108
                                                  ------------
                                                          417
      BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Chicago Bridge & Iron                5,350          128
      Granite Construction                 2,400          111
      Washington Group
         International*                      990           55
                                                  ------------
                                                          294

6                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      BUILDING - MOBIL HOME/MANUFACTURED HOUSING -- 0.1%
      Williams Scotsman
         International*                    2,970  $        73
                                                  ------------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                           3,150          170
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
      3M                                   1,100           94
      Dover                                  400           20
      ESCO Technologies*                   1,700           86
      Honeywell International              2,597          110
      Illinois Tool Works                  2,454          252
      Parker Hannifin                        687           56
      Trinity Industries                     270           17
      Tyco International                   2,716           72
                                                  ------------
                                                          707
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
      Emerson Electric                     2,471          210
      Lamson & Sessions*                   3,900           98
                                                  ------------
                                                          308
      ELECTRONICS-MILITARY -- 0.0%
      EDO                                  1,535           40
                                                  ------------
      ENGINEERING/R&D SERVICES -- 0.1%
      Fluor                                  360           33
      Shaw Group*                          2,715           83
                                                  ------------
                                                          116
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                              3,150          110
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                            730           48
                                                  ------------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
      Fargo Electronics*                   3,750           69
      Symbol Technologies                 11,020          118
                                                  ------------
                                                          187
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                    905           66
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.2%
      Fisher Scientific
      International*                       1,866          132
      PerkinElmer                          7,200          154
                                                  ------------
                                                          286
      MACHINE TOOLS & RELATED PRODUCTS -- 0.2%
      Kennametal                           3,200          198
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING -- 0.6%
      Bucyrus International, Cl A          2,150          112
      Caterpillar                          6,524          494
      Terex*                               2,350          203
                                                  ------------
                                                          809
      MACHINERY-FARM -- 0.1%
      AGCO*                                4,000           95
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.0%
      Wabtec                               1,530           56
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*              910  $        36
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 0.1%
      Precision Castparts                  1,035           65
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      WCA Waste*                          19,860          148
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
      American Power Conversion            7,522          167
      Delta Electronics GDR                8,500          133
                                                  ------------
                                                          300
      SHIPBUILDING -- 0.0%
      Daewoo Shipbuilding, GDR
         144A                                900           53
                                                  ------------
      TOOLS-HAND HELD -- 0.2%
      Stanley Works                        4,208          220
                                                  ------------
      TRANSPORT-EQUIPMENT & LEASING -- 0.4%
      GATX                                 9,870          462
      Greenbrier                           3,190          128
                                                  ------------
                                                          590
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       3,655          115
                                                  ------------
    Total Industrial (Cost $ 5,729)                     6,760
                                                  ------------
    SERVICES -- 2.9%
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                          470           30
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*               1,245           68
      ChoicePoint*                           945           42
                                                  ------------
                                                          110
      COMMERCIAL SERVICES-FINANCE -- 0.5%
      H&R Block                           18,090          413
      Paychex                              1,840           74
      Wright Express*                      4,485          138
                                                  ------------
                                                          625
      COMPUTER SERVICES -- 0.8%
      Ceridian*                            4,600          112
      Cognizant Technology
         Solutions, Cl A*                  9,380          597
      DST Systems*                           275           17
      Manhattan Associates*                1,760           38
      Perot Systems, Cl A*                15,540          234
                                                  ------------
                                                          998
      DIRECT MARKETING -- 0.1%
      Catalina Marketing                   3,420           81
                                                  ------------
      HUMAN RESOURCES -- 0.4%
      Hewitt Associates, Cl A*             5,900          171
      Manpower                             3,100          202
      Medical Staffing Network
         Holdings*                        12,410           61

7                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      HUMAN RESOURCES -- CONTINUED
      Monster Worldwide*                   2,085  $       120
                                                  ------------
                                                          554
      PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                    690           23
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 0.2%
      Aaron Rents                          5,950          160
      Dollar Thrifty Automotive
      Group*                               2,800          136
                                                  ------------
                                                          296
      RESEARCH & DEVELOPMENT -- 0.1%
      Kendle International*                4,000          150
                                                  ------------
      TELEPHONE-INTEGRATED -- 0.7%
      BellSouth                            1,391           47
      Philippine Long Distance
         Telephone ADR                     3,100          123
      Sprint Nextel                       15,417          382
      Valor Communications Group          11,085          145
      Verizon Communications               8,680          287
                                                  ------------
                                                          984
                                                  ------------
    Total Services (Cost $ 3,398)                       3,851
                                                  ------------
    TECHNOLOGY -- 10.0%
      APPLICATIONS SOFTWARE -- 0.1%
      Citrix Systems*                        890           35
      Intuit*                                255           14
      Satyam Computer Services ADR           640           23
                                                  ------------
                                                           72
      B2B/E-COMMERCE -- 0.1%
      i2 Technologies*                     7,380          129
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.5%
      NII Holdings*                       10,290          616
                                                  ------------
      CIRCUIT BOARDS -- 0.1%
      Multi-Fineline Electronix*             120            7
      Park Electrochemical                 4,550          141
                                                  ------------
                                                          148
      COMPUTER AIDED DESIGN -- 0.1%
      Ansys*                               2,600          147
      Parametric Technology*               1,684           25
                                                  ------------
                                                          172
      COMPUTERS -- 1.2%
      Apple Computer*                      8,020          565
      Hewlett-Packard                     13,551          440
      International Business
      Machines                             7,487          616
                                                  ------------
                                                        1,621
      COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
      MTS Systems                          3,000          134
      Netscout Systems*                   14,650          141
                                                  ------------
                                                          275
      COMPUTERS-MEMORY DEVICES -- 0.2%
      Imation                              2,700          114


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      COMPUTERS-MEMORY DEVICES -- CONTINUED
      Network Appliance*                   1,300  $        48
      Seagate Technology*                  6,300          167
                                                  ------------
                                                          329
      COMPUTERS-VOICE RECOGNITION -- 0.1%
      Talx                                 3,450           90
                                                  ------------
      DATA PROCESSING/MANAGEMENT -- 0.2%
      CSG Systems International*           3,100           78
      Dun & Bradstreet*                      405           31
      MoneyGram International              2,410           82
      NAVTEQ*                              1,735           72
      SEI Investments                        465           20
                                                  ------------
                                                          283
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                              1,015           38
      SPSS*                                2,100           73
                                                  ------------
                                                          111
      E-COMMERCE/PRODUCTS -- 0.2%
      Amazon.com*                          6,897          243
                                                  ------------
      E-SERVICES/CONSULTING -- 0.2%
      Digital Insight*                     2,700           93
      Keynote Systems*                    11,720          129
                                                  ------------
                                                          222
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Flextronics International*           3,475           40
      Hon Hai Precision GDR                2,200           30
      Hon Hai Precision GDR 144A          13,125          178
      International DisplayWorks*         19,060          107
      NAM TAI Electronics                  4,350           98
                                                  ------------
                                                          453
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.4%
      Advanced Micro Devices*              3,200          104
      Broadcom, Cl A*                      8,300          341
      DSP Group*                             310            8
      Freescale Semiconductor, Cl
      B*                                   9,500          301
      International Rectifier*               180            8
      MEMC Electronic Materials*           3,500          142
      MIPS Technologies*                   7,480           55
      Nvidia*                              1,870           55
      QLogic*                              8,730          182
      Samsung Electronics GDR 144A           840          285
      Semtech*                               510           10
      Silicon Laboratories*                  845           39
      Texas Instruments                    9,619          334
                                                  ------------
                                                        1,864
      ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                         23,200          152
                                                  ------------
      ELECTRONIC FORMS -- 0.3%
      Adobe Systems                        8,813          345
                                                  ------------
      ELECTRONIC SECURITY DEVICES -- 0.1%
      American Science &
         Engineering*                      1,900          163
                                                  ------------

8                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      ENTERPRISE SOFTWARE/SERVICES -- 0.7%
      Lawson Software*                    27,820  $       214
      SAP ADR                             10,950          598
      Sybase*                              6,300          137
                                                  ------------
                                                          949
      ENTERTAINMENT SOFTWARE -- 0.3%
      Activision*                         17,634          250
      THQ*                                 4,875          125
                                                  ------------
                                                          375
      INTERNET APPLICATION SOFTWARE -- 0.0%
      WebEx Communications*                1,780           63
                                                  ------------
      INTERNET CONNECTIVE SERVICES -- 0.1%
      NDS ADR*                             3,900          197
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                               415           11
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                             5,900           94
                                                  ------------
      INTERNET SECURITY -- 0.1%
      Ipass*                              15,800          131
      RSA Security*                        1,510           32
      Symantec*                            1,266           21
      VeriSign*                              570           13
                                                  ------------
                                                          197
      NETWORKING PRODUCTS -- 0.2%
      Foundry Networks*                    2,995           43
      Netgear*                            10,090          226
                                                  ------------
                                                          269
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                           830           35
                                                  ------------
      SATELLITE TELECOM -- 0.1%
      Loral Space &
      Communications*                      4,050          115
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
      Emulex*                              1,380           25
      Integrated Device
      Technology*                          3,170           48
      Marvell Technology Group*            5,660          323
      United Microelectronics ADR         42,823          162
                                                  ------------
                                                          558
      SEMICONDUCTOR EQUIPMENT -- 0.1%
      Cabot Microelectronics*              2,340           77
      Credence Systems*                   11,350           80
                                                  ------------
                                                          157
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                   12,860           66
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT -- 0.2%
      Arris Group*                         2,670           32
      Comtech Telecommunications*          3,950          112
      Comverse Technology*                 2,610           59
      Plantronics                            550           21
      Tellabs*                             1,410           22
                                                  ------------
                                                          246


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
      TELECOMMUNICATIONS SERVICES -- 0.5%
      AFK Sistema GDR 144A                 3,000  $        73
      Amdocs*                              9,990          371
      Iowa Telecommunications
         Services                          6,220          112
      Time Warner Telecom, Cl A*           3,930           66
                                                  ------------
                                                          622
      TRANSACTIONAL SOFTWARE -- 0.1%
      Transaction Systems
      Architects*                          3,300          132
                                                  ------------
      WEB PORTALS/ISP -- 0.4%
      Google, Cl A*                        1,187          496
      Sina*                                1,800           48
                                                  ------------
                                                          544
      WIRELESS EQUIPMENT -- 1.1%
      American Tower, Cl A*               13,500          461
      Motorola                            13,574          290
      Nokia ADR                           16,758          379
      Qualcomm                             7,650          393
                                                  ------------
                                                        1,523
                                                  ------------
    Total Technology (Cost $ 11,797)                   13,441
                                                  ------------
    TRANSPORTATION -- 1.5%
      AIRLINES -- 0.2%
      AMR*                                 4,600          113
      Mesa Air Group*                      7,500           79
      Republic Airways Holdings*           5,300           90
      Southwest Airlines                   2,525           41
                                                  ------------
                                                          323
      TRANSPORT-MARINE -- 0.1%
      Kirby*                               1,650          122
                                                  ------------
      TRANSPORT-RAIL -- 0.7%
      Burlington Northern Santa Fe         2,815          224
      Canadian Pacific Railway             4,700          250
      CSX                                  6,100          418
                                                  ------------
                                                          892
      TRANSPORT-SERVICES -- 0.3%
      Bristow Group*                       3,300          118
      FedEx                                1,284          148
      UTI Worldwide                        2,090           65
                                                  ------------
                                                          331
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                       4,175          113
      JB Hunt Transport Services           6,700          160
                                                  ------------
                                                          273
                                                  ------------
    Total Transportation (Cost $1,635)                  1,941
                                                  ------------
    UTILITIES -- 1.0%
      ELECTRIC-GENERATION -- 0.1%
      AES*                                11,315          192
                                                  ------------
      ELECTRIC-INTEGRATED -- 0.7%
      American Electric Power              3,895          131
      Duke Energy                          6,659          194
      Edison International                   298           12


9                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    ELECTRIC-INTEGRATED -- CONTINUED
      El Paso Electric*                    3,800  $        75
      Entergy                              3,571          251
      OGE Energy                           7,900          238
      Public Service Enterprise
      Group                                  177           11
                                                  ------------
                                                          912
      GAS-DISTRIBUTION -- 0.2%
      Energen                              6,250          220
                                                  ------------
      INDEPENDENT POWER PRODUCER -- 0.0%
      Mirant*                              1,060           26
      Reliant Energy*                      3,430           39
                                                  ------------
                                                           65
                                                  ------------
    Total Utilities (Cost $1,372)                       1,388
                                                  ------------
Total Common Stock
  (Cost $72,584)                                       80,338
                                                  ------------

FOREIGN COMMON STOCK -- 17.9%
    AUSTRALIA -- 1.6%
      Babcock & Brown                      2,679           37
      BHP Billiton                         9,716          221
      CSL                                  2,182           95
      Insurance Australia Group            2,487           11
      Leighton Holdings                   12,003          152
      Oxiana                              47,535          123
      Rinker Group                        37,176          600
      Santos                              54,512          490
      Westpac Banking                     20,340          388
                                                  ------------
    Total Australia                                     2,117
                                                  ------------
    AUSTRIA -- 0.2%
      Andritz                                200           35
      Voestalpine                          1,127          165
                                                  ------------
    Total Austria                                         200
                                                  ------------
    BELGIUM -- 0.6%
      Belgacom                               200            7
      Colruyt                                113           18
      Dexia                               17,479          461
      Fortis                               6,700          251
      KBC Groep                              700           81
                                                  ------------
    Total Belgium                                         818
                                                  ------------
    BERMUDA -- 0.0%
      Catlin Group                         1,644           14
                                                  ------------
    CANADA -- 0.4%
      Canadian Natural Resources             800           48
      EnCana                               1,800           90
      Husky Energy                           500           30
      Imperial Oil                         1,400          152
      Teck Cominco, Cl B                     100            7
      Telus                                5,200          215
                                                  ------------
    Total Canada                                          542
                                                  ------------
    CHINA -- 0.1%
      Wumart Stores, Cl H                 10,000           33


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    CHINA -- CONTINUED
      Zijin Mining Group, Cl H           168,000  $        94
                                                  ------------
    Total China                                           127
                                                  ------------
    DENMARK -- 0.1%
      Dampskibsselskabet Torm                250           12
      Jyske Bank                           1,500           91
                                                  ------------
    Total Denmark                                         103
                                                  ------------
    FINLAND -- 0.1%
      Fortum                               4,600          116
      Metso                                  900           36
      Rautaruukki                            600           21
                                                  ------------
    Total Finland                                         173
                                                  ------------
    FRANCE -- 1.5%
      Assurances Generales de
         France                              200           25
      AXA                                  1,000           37
      BNP Paribas                          6,296          595
      Bouygues                             9,693          529
      Compagnie Generale des
         Etablissements Michelin           4,818          347
      Credit Agricole                      3,048          123
      France Telecom                         650           15
      PagesJaunes Groupe                     350           10
      Societe Generale                     1,630          249
      Total                                  265           73
                                                  ------------
    Total France                                        2,003
                                                  ------------
    GERMANY -- 1.6%
      Adidas-Salomon                          65           14
      Allianz                              2,771          464
      BASF                                   110            9
      Beiersdorf                             635           96
      Commerzbank                            545           22
      Deutsche Boerse                      1,854          268
      Deutsche Lufthansa                  31,327          578
      Deutz                                3,029           28
      Freenet.de                             194            5
      Hochtief                               973           66
      MAN                                  3,270          248
      Mobilcom                             2,472           58
      Puma                                   387          156
      Solarworld                              55           17
      ThyssenKrupp                         4,089          135
                                                  ------------
    Total Germany                                       2,164
                                                  ------------
    GREECE -- 0.0%
      Intracom Holdings                      990            8
                                                  ------------
    HONG KONG -- 0.2%
      ASM Pacific Technology               7,000           41
      China Mengniu Dairy                 37,000           42
      CNOOC                               74,000           61
      Shanghai Real Estate               224,000           52
      Solomon Systech
      International                       98,000           44
      Television Broadcasts                6,000           37

10                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    HONG KONG -- CONTINUED
      Vtech Holdings                       5,000  $        24
                                                  ------------
    Total Hong Kong                                       301
                                                  ------------
    INDONESIA -- 0.2%
      Bakrie & Brothers*               2,371,000           46
      Bank Niaga                         980,000           69
      Perusahaan Gas Negara               49,000           69
      Ramayana Lestari Sentosa           430,000           45
      Telekomunikasi Indonesia            71,000           61
                                                  ------------
    Total Indonesia                                       290
                                                  ------------
    ITALY -- 0.4%
      Banca Intesa                         2,671           16
      Capitalia                              716            6
      ENI                                 15,087          462
                                                  ------------
    Total Italy                                           484
                                                  ------------
    JAPAN -- 3.6%
      ABILIT                               2,300           41
      Advantest                            4,400          506
      Aisin Seiki                         12,400          465
      Bosch                                4,000           19
      Canon                                3,100          236
      Denso                               16,000          626
      Fujitsu Frontech                     3,200           32
      Haseko*                              5,500           21
      JFE Shoji Holdings                   3,000           15
      Kawasaki Kisen Kaisha                   75           --
      KDDI                                    84          517
      Keihin                                 700           21
      Marubeni                            28,000          161
      Matsui Securities                    9,900          132
      Mitsui OSK Lines                       600            4
      Mitsui Trust Holdings                3,000           41
      Mizuho Financial Group                  50          426
      Nippon Steel                           400            1
      Nippon Yusen KK                     19,000          116
      OMC Card                             2,700           43
      ORIX                                   740          222
      Santen Pharmaceutical                1,535           38
      Sega Sammy Holdings                    800           32
      Shinko Electric Industries           4,600          126
      Sony                                 2,800          137
      Suzuki Motor                        12,800          312
      Tokyo Electron                       2,800          201
      Tokyo Steel Manufacturing            5,200          110
      Towa Real Estate
         Development*                      6,000           48
      Yamaha Motor                         6,100          168
      Yamato Kogyo                         1,600           35
      Yamazen                              2,000           15
                                                  ------------
    Total Japan                                         4,867
                                                  ------------
    MALAYSIA -- 0.0%
      Transmile Group                     17,000           62
                                                  ------------
    MEXICO -- 0.1%
      Sare Holding SA de CV, Cl B*        77,000           90
                                                  ------------
    NETHERLANDS -- 1.7%
      ABN AMRO Holding                    12,844          382
      Aegon                               17,682          320
      ING Groep                           17,735          724


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    NETHERLANDS -- CONTINUED
      Nutreco Holding                        117  $         7
      Royal Dutch Shell, Cl A             22,989          787
      Unilever                               228           16
                                                  ------------
    Total Netherlands                                   2,236
                                                  ------------
    NEW ZEALAND -- 0.2%
      Fletcher Building                   43,888          255
                                                  ------------
    PHILIPPINES -- 0.1%
      Universal Robina                   372,000          164
                                                  ------------
    PORTUGAL -- 0.0%
      Banco Comercial Portugues            9,600           29
                                                  ------------
    SINGAPORE -- 0.2%
      Singapore Telecommunications        68,000          118
      United Overseas Bank                20,000          206
                                                  ------------
    Total Singapore                                       324
                                                  ------------
    SOUTH AFRICA -- 0.4%
      Foschini                            12,800          130
      Lewis Group                         11,000          111
      Network Healthcare Holdings*        62,000          105
      Standard Bank Group                  9,200          132
                                                  ------------
    Total South Africa                                    478
                                                  ------------
    SOUTH KOREA -- 0.5%
      Amorepacific                           120           44
      Daegu Bank                          10,600          199
      Hanmi Pharm                            400           52
      Korea Investment Holdings            3,000          128
      Korean Reinsurance                   9,888          119
      NHN                                    150           53
      Shinsegae                              220          108
                                                  ------------
    Total South Korea                                     703
                                                  ------------
    SPAIN -- 0.6%
      Banco Santander Central
         Hispano                          52,261          807
      Gestevision Telecinco                  800           20
      Obrascon Huarte Lain                   900           21
                                                  ------------
    Total Spain                                           848
                                                  ------------
    SWEDEN -- 0.4%
      JM                                     700           45
      Lindex                               3,200           47
      Nordea Bank                         32,500          419
                                                  ------------
    Total Sweden                                          511
                                                  ------------
    SWITZERLAND -- 0.4%
      Compagnie Financiere
         Richemont                           277           14
      Converium Holding                    3,683           47
      Credit Suisse                          440           28
      Geberit                                 10           12
      Swiss Life Holding*                     80           18
      Xstrata                              2,500           90
      Zurich Financial Services            1,391          339
                                                  ------------
    Total Switzerland                                     548
                                                  ------------

11                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    THAILAND -- 0.2%
      Bangkok Bank                        53,000  $       168
      Italian-Thai Development           337,000           65
                                                  ------------
    Total Thailand                                        233
                                                  ------------
    UNITED KINGDOM -- 2.5%
      Alliance Unichem                     1,867           30
      Antofagasta                         13,982          600
      Ashtead                             22,619           97
      AstraZeneca                          4,916          270
      Aviva                                1,000           15
      Barclays                             3,200           40
      BHP Billiton                        14,037          289
      BP                                     500            6
      British Airways*                     5,100           31
      British American Tobacco             2,448           62
      Diageo                                 664           11
      Drax Group*                          8,020          116
      Gallaher Group                       8,875          141
      Group 4 Securicor                    6,498           23
      Halfords Group                       1,900           11
      HBOS                                 8,670          152
      Hikma Pharmaceuticals                7,500           60
      HSBC Holdings                        1,533           26
      International Power                 17,000           92
      Kelda Group                          1,400           20
      Marks & Spencer Group               26,450          282
      National Express Group               5,800           95
      NETeller*                           10,959          155
      Next                                   466           14
      Photo-me International               6,000           10
      Reckitt Benckiser                      582           21
      Rio Tinto                              500           28
      Royal Dutch Shell, Cl B              3,447          123
      SABMiller                              641           13
      Scottish & Southern Energy           3,100           64
      Sheffield Insulation                 1,600           26
      Shire                                  188            3
      Sportingbet                         10,641           82
      Standard Chartered                  12,714          336
      Unilever                               766            8
      Vodafone Group                       2,741            6
                                                  ------------
    Total United Kingdom                                3,358
                                                  ------------
Total Foreign Common Stock
  (Cost $20,105)                                       24,050
                                                  ------------

FOREIGN PREFERRED STOCK -- 0.3%
    GERMANY -- 0.3%
      Porsche                                408          407
                                                  ------------
Total Foreign Preferred Stock
  (Cost $310)                                             407
                                                  ------------

INVESTMENT COMPANIES -- 0.2%
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
      Value Index Fund                       700           94
                                                  ------------
    INDEX FUND-SMALL CAP -- 0.1%
      iShares Russell 2000 Value
      Index Fund*                          1,100           83
                                                  ------------


                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
Total Investment Companies
  (Cost $169)                                     $       177
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 6.2%
    U.S. Treasury Bond
      5.375%, 02/15/31                $      715          726
      4.500%, 02/15/16                     1,195        1,143
    U.S. Treasury Note
      4.750%, 03/31/11                     1,325        1,314
      4.500%, 02/28/11                       430          422
      3.875%, 07/31/07                       155          153
      3.875%, 07/15/10                     2,260        2,173
      3.375%, 02/15/08                       895          872
      2.875%, 11/30/06                     1,500        1,483
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $8,437)                                         8,286
                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.9%
    Federal Home Loan
      Mortgage Corporation
      6.500%, 04/01/35                         7            7
      6.000%, 08/01/29                        11           11
      5.875%, 03/21/11                        25           25
      5.500%, 09/01/17                        15           15
      5.500%, 09/01/19                        55           55
      5.500%, 08/01/20                       312          310
      5.500%, 02/01/21                       251          249
      5.500%, 10/01/34                        25           24
      5.500%, 01/01/35                        43           42
      5.500%, 02/01/35                        77           75
      5.500%, 03/01/35                        86           84
      5.500%, 06/01/35                       287          279
      5.000%, 05/01/20                       555          541
      5.000%, 07/01/20                       300          292
      5.000%, 10/01/20                       116          113
      4.400%, 07/28/08                       150          148
    Federal National Mortgage                 64           66
      Association
      6.500%, 03/01/35                         1            1
      6.500%, 05/01/36                       315          320
      6.250%, 02/01/11                       275          284
      6.000%, 01/01/29                        83           83
      5.500%, 03/01/20                        39           39
      5.500%, 12/01/33                       124          121
      5.500%, 09/01/34                       246          239
      5.500%, 03/01/35                       108          104
      5.500%, 06/01/35                       206          200
      5.500%, 09/01/35                       181          176
      5.500%, 10/01/35                        14           14
      5.500%, 03/01/36                       279          271
      5.500%, 04/01/36                       194          188
      5.125%, 01/02/14                        25           24
      5.000%, 04/01/19                        85           83
      5.000%, 10/01/19                        50           49
      5.000%, 09/01/20                         5            5
      5.000%, 08/01/34                       164          162
      4.500%, 08/04/08                       475          469
      4.500%, 09/01/35                       313          286

12                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED Federal National
    Mortgage ,330 ,320
      Association TBA
      6.000%, 05/01/36                $        2  $         2
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $7,987)                                         7,873
                                                  ------------

CORPORATE BONDS -- 3.4%
    America Movil
      6.375%, 03/01/35                        45           41
    American General Finance, Ser
      G MTN
      5.375%, 09/01/09                        70           70
    Ameriprise Financial
      5.350%, 11/15/10                        55           54
    Amgen
      4.000%, 11/18/09                        35           33
    AOL Time Warner
      7.700%, 05/01/32                        50           55
      6.875%, 05/01/12                        90           94
    Appalachian Power
      5.550%, 04/01/11                        75           74
    AT&T Wireless
      8.750%, 03/01/31                        40           50
      7.875%, 03/01/11                        65           71
    Bank of America
      4.250%, 10/01/10                        80           76
    Bank One
      5.900%, 11/15/11                        55           56
      5.250%, 01/30/13                        90           88
    Capital One Financial
      4.800%, 02/21/12                        70           66
    Carnival
      3.750%, 11/15/07                        65           63
    Caterpillar Financial Services
      5.050%, 12/01/10                        50           40
    ChevronTexaco
      3.500%, 09/17/07                       100           98
    Chubb
      4.934%, 11/16/07                       140          139
    Cisco Systems
      5.500%, 02/22/16                       120          117
      5.250%, 02/22/11                        50           49
    Citigroup
      2.400%, 10/31/25                     5,000           42
    Columbus Southern Power, Ser C
      5.500%, 03/01/13                        65           63
    Comcast
      7.625%, 02/15/08                        20           21
      6.500%, 01/15/15                        90           92
      5.300%, 01/15/14                        35           33
    Countrywide Home Loan MTN
      4.125%, 09/15/09                        60           57
    DaimlerChrysler
      4.750%, 01/15/08                        25           25
    Deutsche Telekom
      8.000%, 06/15/10                        60           65
    ERP Operating
      5.125%, 03/15/16                        50           47
    General Electric Capital, Ser
      A MTN
      6.875%, 11/15/10                        80           84


                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    General Electric Capital, Ser
      A MTN -- continued
      4.375%, 03/03/12                $       75  $        71
    Georgia Power, Ser J
      4.875%, 07/15/07                        25           25
    Hewlett-Packard
      5.750%, 12/15/06                       100          100
    Home Depot
      5.400%, 03/01/16                       140          137
    HSBC Finance
      5.500%, 01/19/16                        85           82
      4.750%, 04/15/10                        45           44
    John Deere Capital
      5.400%, 04/07/10                        55           55
    John Deere Capital, Ser D MTN
      4.400%, 07/15/09                        35           34
    Lockheed Martin
      7.200%, 05/01/36                        70           78
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10                        95           91
    Metlife
      5.375%, 12/15/12                        50           49
      5.000%, 06/15/15                        85           80
    Midamerican Energy Holdings
      5.875%, 10/01/12                       100          100
      3.500%, 05/15/08                        40           38
    Morgan Stanley
      4.000%, 01/15/10                        85           81
    Motorola
      8.000%, 11/01/11                        50           56
    Nextel Communications, Ser C,
      Callable: 10/31/11 @ 100
      6.875%, 10/31/13                        95           97
    Pemex Project
      8.500%, 02/15/08                       140          147
    PNC Funding
      4.200%, 03/10/08                       105          103
    Prologis Trust
      7.100%, 04/15/08                        30           31
    Prudential Financial MTN
      3.750%, 05/01/08                        25           24
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        30           28
    PSE&G Power
      7.750%, 04/15/11                        85           92
      6.950%, 06/01/12                        55           58
    SBC Communications
      5.100%, 09/15/14                       115          108
    Schering-Plough
      6.750%, 12/01/33                        55           58
    SLM
      5.450%, 04/25/11                       110          109
    Southern Company Capital
      Funding, Ser A
      5.300%, 02/01/07                        35           35
    Telecom Italia Capital
      4.000%, 11/15/08                        65           63
    Tyson Foods
      6.600%, 04/01/16                        90           88
    Unitedhealth Group
      5.375%, 03/15/16                        85           82
    Verizon Global
      4.000%, 01/15/08                        50           49
    Verizon Wireless Capital
      5.375%, 12/15/06                        85           85

13                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Viacom 144A
      6.125%, 04/30/16                $      115  $       115
    Washington Mutual Financial
      6.875%, 05/15/11                        40           42
    Wellpoint
      3.750%, 12/14/07                        40           39
    Weyerhaeuser
      5.950%, 11/01/08                        15           15
    Wyeth
      5.500%, 02/01/14                        35           34
    Xcel Energy
      7.000%, 12/01/10                       135          142
                                                  ------------
Total Corporate Bonds
  (Cost $4,752)                                         4,637
                                                  ------------

FOREIGN BONDS -- 0.3%
    Australian Government (AUD)
      5.750%, 06/15/11                       110           84
    Canada (CAD)
      5.250%, 06/01/13                        86           80
    Denmark (DKK)
      5.000%, 11/15/13                       404           73
    Deutschland (EUR)
      3.750%, 07/04/13                        61           76
    Netherlands Government (EUR)
      4.250%, 07/15/13                        60           77
    Norwegian Government (NOK)
      6.500%, 05/15/13                       414           78
                                                  ------------
Total Foreign Bonds
  (Cost $470)                                             468
                                                  ------------

ASSET-BACKED SECURITIES -- 0.2%
      HOME EQUITY LOANS -- 0.2%
      Citigroup Commercial
       Mortgage, Ser 2004-C2, Cl
       A3
       4.380%, 10/15/41               $      175          166
      JP Morgan Chase CMO, Ser
       2005-lDP1, Cl A2
       4.625%, 03/15/46                      108          105
      JP Morgan Chase Commercial
       Mortgage, Ser 2004-CBX, Cl
       A4
       4.529%, 01/12/37                       25           24
      Residential Asset Mortgage
       Program, Ser 2004-RS12, Cl
       AI2
       3.767%, 02/25/27                       10           10
                                                  ------------
                                                          305
                                                  ------------
Total Asset-Backed Securities
  (Cost $312)                                             305
                                                  ------------

MORTGAGE RELATED -- 1.1%
    Banc of America CMO, Ser
      2003-2, Cl A2
      4.342%, 03/11/41                        20           19
    Banc of America Mortgage CMO,
      Ser 2004-8, Cl 3a1
      5.250%, 10/25/19                       320          309


                                    FACE AMOUNT
                                       (000)/         MARKET
DESCRIPTION                            SHARES      VALUE (000)

MORTGAGE RELATED -- CONTINUED
    Bear Stearns ARM CMO, Ser
      2005-11, Cl 2a1
      4.760%, 12/25/35                $      116  $       114
    Bear Stearns CMO, Ser
      2006-T22, Cl A2
      5.467%, 04/12/38                       215          215
    Bear Stearns Commercial
      Mortgage, Ser 2004-PWR5, Cl
      A4
      4.831%, 07/11/42                       100           96
    Bear Stearns Commercial
      Mortgage, Ser 2005-t20, Cl
      A2
      5.127%, 10/12/42                        50           49
    Chase Mortgage Finance CMO,
      Ser 2004-s1, Cl A3
      5.500%, 02/25/19                        14           14
    Countrywide Alternative Loan
      Trust, Ser 2005-53-t2, Cl
      2a1
      6.000%, 11/25/35                       253          248
    Countrywide Home Loans CMO,
      Ser 2004-18, Cl A1
      6.000%, 10/25/34                        71           70
    Countrywide Home Loans CMO,
      Ser 2005-hyb8, Cl 2a1
      5.385%, 12/20/35                       117          116
    FPL Group Capital
      5.551%, 02/16/08                        35           35
    Prime Mortgage Trust CMO, Ser
      2005-2, Cl 1a3
      5.250%, 07/25/20                       145          142
                                                  ------------
Total Mortgage Related
  (Cost $1,453)                                         1,427
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 0.2%
    U.S. Treasury Notes
      4.500%, 11/15/15                       275          263
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $275)                                             263
                                                  ------------

REPURCHASE AGREEMENT -- 5.5%
  Deutsche Bank 4.770%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $7,401,697 (collateralized by
    a U.S. Government obligation,
    par value $7,522,000, 0.000%,
    11/15/06; total market value
    $7,547,635) (A)                        7,399        7,399
                                                  ------------
Total Repurchase Agreement
  (Cost $7,399)                                         7,399
                                                  ------------

WARRANTS -- 0.3%
      Alpha Networks 144A                 75,000           97
      LVRCL Infrastructures &
         Projects 144A                    10,500           67
      Motech Industries 144A               2,100           58
      Test-Rite International 144A       129,000           96
      Unimicron Technology 144A           73,000          123
                                                  ------------
Total Warrants
  (Cost $364)                                             441
                                                  ------------

14                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

                                                      MARKET
DESCRIPTION                                        VALUE (000)

Total Investments -- 101.3% +
  (Cost $124,617)                                 $   136,071
                                                  ------------

Other Assets and Liabilities, Net -- (1.3%)            (1,679)
                                                  ------------

Total Net Assets -- 100.0%                        $   134,392
                                                  ============

-----------------------------------------------------------------

* Non-income producing security.
144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On April 30, 2006, the value of these securities amounted to $650,540, representing 0.5% of the net assets of the Portfolio.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
B2B -- Business to Business
CAD -- Canadian Dollar
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
GDR -- Global Depositary Receipt
HMO -- Health Maintenance Organization
MTN -- Medium-Term Note
NOK -- Norwegian Krone
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Ser -- Series
TBA -- To be Announced
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $124,616,849, and the unrealized appreciation and depreciation were $13,372,422 and $(1,918,337), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


15                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Asset Allocation Moderate Growth Portfolio
April 30, 2006 (Unaudited)

As of April 30, 2006, the Fund had the following forward foreign currency contracts outstanding:

----------------- --------- --------------------- -------- ------------------- ------------------ -----------------------
                                                                                                        Unrealized
    Maturity                                                                                          Appreciation/
      Date             Currency to Deliver            Currency to Receive       Contract Value        (Depreciation)
----------------- --------- --------------------- -------- ------------------- ------------------ -----------------------
      06/21/2006       USD            59,009          AUD          84,058         $   63,782              $  4,773
      06/21/2006       USD            85,963          CAD         100,792             90,327                 4,364
      06/21/2006       EUR            17,749          CAD          20,744             18,590                    (6)
      06/21/2006       USD            97,169          DKK         598,076            101,501                 4,332
      06/21/2006       AUD            42,150          EUR          34,857             44,126                (1,339)
      06/21/2006       DKK             1,559          EUR           1,314              1,663                    (1)
      06/21/2006       NOK            69,527          EUR          56,875             71,999                (2,158)
      06/21/2006       GBP           154,382          EUR         126,290            159,871                  (759)
      06/21/2006       USD         1,624,449          EUR       1,342,409          1,699,366                74,917
      06/21/2006       USD           130,850          EUR         107,803            136,468                 5,618
      06/21/2006       USD           194,369          GBP         111,729            203,894                 9,525
      06/21/2006       EUR           403,738          JPY      46,978,680            415,694                (6,782)
      06/21/2006       USD           873,796          JPY     101,610,638            899,109                25,314
      06/21/2006       USD           112,714          NOK         742,784            121,060                 8,347
      06/21/2006       EUR            55,930          SEK         429,576             58,682                   905
      06/21/2006       SEK            45,473          USD         352,814             45,473                (2,724)
                                                                                                  -----------------------

                                                                                           TOTAL          $124,326
                                                                                                  =======================

AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- U.S. Dollar

16                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

COMMON STOCK -- 74.2%
    BASIC MATERIALS -- 4.6%
      AGRICULTURAL CHEMICALS -- 0.5%
      Agrium                                      4,400          $       114
      Monsanto                                    3,980                  332
                                                                 -----------
                                                                         446
      CHEMICALS-DIVERSIFIED -- 0.3%
      Lyondell Chemical                           3,518                   85
      Nova Chemicals                              2,750                   81
      Olin                                        2,325                   48
                                                                 -----------
                                                                         214
      CHEMICALS-PLASTICS -- 0.1%
      PolyOne*                                    6,150                   55
                                                                 -----------
      CHEMICALS-SPECIALTY -- 0.1%
      Chemtura                                      790                   10
      Hercules*                                   2,850                   40
                                                                 -----------
                                                                          50
      DIVERSIFIED MINERALS -- 0.0%
      Cia Vale do Rio Doce ADR                      700                   36
                                                                 -----------
      FORESTRY -- 0.2%
      Plum Creek Timber                           4,400                  160
                                                                 -----------
      GAS-DISTRIBUTION -- 0.0%
      Nicor                                         392                   16
                                                                 -----------
      GOLD MINING -- 0.5%
      Goldcorp                                    4,400                  154
      Randgold Resources ADR*                     8,700                  212
      Royal Gold                                  2,300                   79
                                                                 -----------
                                                                         445
      INDUSTRIAL GASES -- 0.5%
      Air Products & Chemicals                      330                   22
      Airgas                                      3,850                  156
      Praxair                                     5,000                  281
                                                                 -----------
                                                                         459
      METAL-ALUMINUM -- 0.1%
      Century Aluminum*                           2,400                  114
                                                                 -----------
      METAL-COPPER -- 0.2%
      Phelps Dodge                                1,520                  131
                                                                 -----------
      METAL-DIVERSIFIED -- 0.5%
      Freeport-McMoRan Copper &
         Gold, Cl B                               5,439                  351
      Hecla Mining*                               9,170                   60
                                                                 -----------
                                                                         411
      NON-FERROUS METALS -- 0.3%
      Cameco                                      5,900                  240
      USEC                                          960                   12
                                                                 -----------
                                                                         252
      PAPER & RELATED PRODUCTS -- 0.6%
      Abitibi-Consolidated                       20,040                   87
      Bowater                                     3,110                   85


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      PAPER & RELATED PRODUCTS -- CONTINUED
      Caraustar Industries*                      10,100          $       100
      Domtar                                      5,400                   40
      Klabin ADR                                  1,900                   48
      MeadWestvaco                                  570                   16
      Neenah Paper                                2,325                   75
      Smurfit-Stone Container*                    2,270                   30
                                                                 -----------
                                                                         481
      QUARRYING -- 0.2%
      Vulcan Materials                            2,300                  195
                                                                 -----------
      STEEL-PRODUCERS -- 0.5%
      Evraz Group GDR*                            1,000                   25
      Evraz Group GDR 144A                        2,400                   60
      Nucor                                       1,350                  147
      Olympic Steel                               3,000                   94
      Schnitzer Steel Industries,
      Cl A                                        3,050                  120
                                                                 -----------
                                                                         446
                                                                 -----------
    Total Basic Materials (Cost $3,371)                                3,911
                                                                 -----------
    CONSUMER CYCLICAL -- 8.4%
      APPAREL MANUFACTURERS -- 0.4%
      Polo Ralph Lauren                           5,540                  336
                                                                 -----------
      BROADCAST SERVICES/PROGRAMMING -- 0.2%
      Grupo Televisa ADR                          4,500                   95
      Nexstar Broadcasting Group,
             Cl A*                               19,560                  113
                                                                 -----------
                                                                         208
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
      DR Horton                                   4,560                  137
                                                                 -----------
      CABLE TV -- 0.3%
      Mediacom Communications,
              Cl A*                              33,295                  229
                                                                 -----------
      CASINO HOTELS -- 0.2%
      Harrah's Entertainment                      1,600                  131
                                                                 -----------
      CASINO SERVICES -- 0.3%
      International Game
      Technology                                    820                   31
      Scientific Games, Cl A*                     5,230                  199
                                                                 -----------
                                                                         230
      CRUISE LINES -- 0.4%
      Carnival                                    7,823                  366
                                                                 -----------
      DISTRIBUTION/WHOLESALE -- 0.1%
      CDW                                           325                   19
      Fastenal                                      675                   32
                                                                 -----------
                                                                          51
      GAMBLING (NON-HOTEL) -- 0.1%
      Isle of Capri Casinos*                      4,120                  129
                                                                 -----------
      GOLF -- 0.0%
      Callaway Golf                               1,000                   16
                                                                 -----------


1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      HOME FURNISHINGS -- 0.1%
      Tempur-Pedic International*                 4,960          $        78
                                                                 -----------
      HOTELS & MOTELS -- 0.5%
      Fairmont Hotels & Resorts                     310                   14
      Jameson Inns*                              36,885                   90
      Lodgian*                                    2,580                   34
      Marriott International, Cl A                2,486                  182
      Starwood Hotels & Resorts
         Worldwide                                1,579                   91
                                                                 -----------
                                                                         411
      MOTION PICTURES & SERVICES -- 0.0%
      DreamWorks Animation SKG,
         Cl A*                                      680                   18
                                                                 -----------
      MULTIMEDIA -- 0.2%
      Entravision Communications,
             Cl A*                                7,040                   59
      Gemstar-TV Guide
         International*                          21,430                   71
                                                                 -----------
                                                                         130
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                                 5,365                  142
                                                                 -----------
      PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                                     1,721                   95
      Journal Register                            2,075                   23
                                                                 -----------
                                                                         118
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest                             2,530                   35
                                                                 -----------
      RADIO -- 0.2%
      Radio One, Cl A*                            1,965                   14
      Radio One, Cl D*                           13,680                   98
      Spanish Broadcasting
         System, Cl A*                           11,145                   57
                                                                 -----------
                                                                         169
      RESORTS/THEME PARKS -- 0.1%
      Intrawest                                   3,000                  108
                                                                 -----------
      RETAIL-APPAREL/SHOE -- 1.1%
      Charming Shoppes*                           6,900                   95
      Chico's FAS*                                9,470                  351
      Childrens Place Retail
      Stores*                                     2,900                  179
      Claire's Stores                             3,300                  116
      JOS A Bank Clothiers*                       3,512                  148
      Urban Outfitters*                           1,090                   25
                                                                 -----------
                                                                         914
      RETAIL-BUILDING PRODUCTS -- 0.9%
      Home Depot                                  3,676                  147
      Lowe's                                     10,037                  633
                                                                 -----------
                                                                         780
      RETAIL-COMPUTER EQUIPMENT -- 0.1%
      GameStop, Cl A*                             1,000                   47
                                                                 -----------
      RETAIL-CONVENIENCE STORE -- 0.1%
      Casey's General Stores                      3,200                   68
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      RETAIL-DISCOUNT -- 0.3%
      Dollar General                              4,235          $        74
      Target                                      3,960                  210
                                                                 -----------
                                                                         284
      RETAIL-DRUG STORE -- 0.4%
      CVS                                        12,650                  376
                                                                 -----------
      RETAIL-HYPERMARKETS -- 0.1%
      Wal-Mart de Mexico ADR, Cl V                1,900                   54
                                                                 -----------
      RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
      JC Penney                                     425                   28
      Saks*                                       4,100                   82
                                                                 -----------
                                                                         110
      RETAIL-OFFICE SUPPLIES -- 0.0%
      OfficeMax                                   1,070                   41
                                                                 -----------
      RETAIL-PAWN SHOPS -- 0.2%
      Cash America International                  3,050                  100
      Ezcorp, Cl A*                               2,250                   72
                                                                 -----------
                                                                         172
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                        810                   18
                                                                 -----------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                         3,200                  128
                                                                 -----------
      RETAIL-REGIONAL DEPARTMENT STORE -- 0.4%
      Kohl's*                                     5,810                  324
                                                                 -----------
      RETAIL-RESTAURANTS -- 0.4%
      Darden Restaurants                          4,534                  179
      Jack in the Box*                            1,000                   42
      Morton's Restaurant Group*                  5,900                   99
      OSI Restaurant Partners                       740                   32
                                                                 -----------
                                                                         352
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                          28,955                  136
                                                                 -----------
      TELEVISION -- 0.2%
      Sinclair Broadcast Group,
      Cl A                                       23,505                  185
                                                                 -----------
      TOYS -- 0.2%
      Hasbro                                      2,913                   57
      Mattel                                      6,335                  103
                                                                 -----------
                                                                         160
                                                                 -----------
    Total Consumer Cyclical (Cost $6,933)                              7,191
                                                                 -----------
    CONSUMER NON-CYCLICAL -- 2.6%
      AGRICULTURAL OPERATIONS -- 0.4%
      Archer-Daniels-Midland                      5,053                  184
      Delta & Pine Land                           1,880                   55
      Tejon Ranch*                                2,010                   91
                                                                 -----------
                                                                         330
      BREWERY -- 0.2%
      Grupo Modelo ADR, Cl C                      1,200                   46
      Molson Coors Brewing, Cl B                  1,300                   96


2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      BREWERY -- CONTINUED
      United Breweries ADR                        3,300          $        81
                                                                 -----------
                                                                         223
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
      Clorox                                        205                   13
      Helen of Troy*                              3,170                   66
      Yankee Candle                               3,100                   93
                                                                 -----------
                                                                         172
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                                 3,500                  139
                                                                 -----------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
      ConAgra Foods                               4,105                   93
      Hain Celestial Group*                         600                   16
                                                                 -----------
                                                                         109
      FOOD-RETAIL -- 0.5%
      Kroger                                     11,280                  229
      Whole Foods Market                          3,100                  190
                                                                 -----------
                                                                         419
      FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
      Nash Finch                                  1,480                   34
      Sysco                                       4,334                  130
      United Natural Foods*                         500                   16
                                                                 -----------
                                                                         180
      TOBACCO -- 0.8%
      Altria Group                                3,784                  277
      Imperial Tobacco ADR                        3,801                  238
      UST                                         3,956                  174
                                                                 -----------
                                                                         689
                                                                 -----------
    Total Consumer Non-Cyclical (Cost $2,121)                          2,261
                                                                 -----------
    ENERGY -- 7.8%
      COAL -- 0.3%
      Consol Energy                               1,850                  158
      Peabody Energy                                930                   59
                                                                 -----------
                                                                         217
      ENERGY-ALTERNATE SOURCES -- 0.1%
      Headwaters*                                 1,950                   66
                                                                 -----------
      OIL & GAS DRILLING -- 0.9%
      Diamond Offshore Drilling                     450                   41
      Nabors Industries*                          4,400                  164
      Pride International*                        4,945                  173
      Rowan                                         290                   13
      Todco, Cl A                                   200                    9
      Transocean*                                 4,730                  383
                                                                 -----------
                                                                         783
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
      Anadarko Petroleum                            601                   63
      Berry Petroleum, Cl A                       1,600                  118
      Denbury Resources*                          1,100                   36
      GMX Resources*                              2,100                   88


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
      Newfield Exploration*                       2,300          $       103
      Penn Virginia                               1,950                  141
      Pogo Producing                                190                    9
      Southwestern Energy*                        1,050                   38
      Stone Energy*                               1,320                   62
      Unit*                                       1,800                  104
      XTO Energy                                  3,980                  169
                                                                 -----------
                                                                         931
      OIL COMPANIES-INTEGRATED -- 3.0%
      Amerada Hess                                1,100                  157
      BP ADR                                      2,700                  199
      Chevron                                     1,741                  106
      China Petroleum & Chemical
         ADR                                        700                   45
      ConocoPhillips                              4,212                  282
      Exxon Mobil                                11,349                  716
      LUKOIL ADR                                  1,900                  172
      Marathon Oil                                3,021                  240
      Occidental Petroleum                        2,887                  297
      PetroChina ADR                                300                   34
      Petroleo Brasileiro ADR                     1,400                  138
      Surgutneftegaz ADR                          1,800                  153
                                                                 -----------
                                                                       2,539
      OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
      Cameron International*                      2,200                  111
      Grant Prideco*                                400                   20
      Gulf Island Fabrication                     2,100                   51
      Maverick Tube*                              2,400                  131
      National Oilwell Varco*                       710                   49
                                                                 -----------
                                                                         362
      OIL REFINING & MARKETING -- 0.4%
      Frontier Oil                                4,200                  254
      Giant Industries*                           1,800                  130
                                                                 -----------
                                                                         384
      OIL-FIELD SERVICES -- 1.2%
      Core Laboratories*                            835                   51
      Halliburton                                 8,048                  629
      Helix Energy Solutions*                     3,270                  127
      Tidewater                                     160                    9
      Universal Compression
         Holdings*                                2,500                  140
      W-H Energy Services*                        1,215                   61
                                                                 -----------
                                                                       1,017
      OIL-US ROYALTY TRUSTS -- 0.0%
      Hugoton Royalty Trust                         237                    6
                                                                 -----------
      PIPELINES -- 0.4%
      China Gas Holdings ADR*                       600                   52
      El Paso*                                    1,835                   24
      National Fuel Gas                           3,750                  124
      Questar                                     1,650                  132
                                                                 -----------
                                                                         332
      RETAIL-PROPANE DISTRIBUTION -- 0.0%
      Star Gas Partners                          14,200                   36
                                                                 -----------
    Total Energy (Cost $5,613)                                         6,673
                                                                 -----------


3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

    FINANCIAL -- 17.8%
      COMMERCIAL BANKS NON-US -- 0.1%
      ICICI Bank ADR                              2,600          $        71
                                                                 -----------
      COMMERCIAL BANKS-CENTRAL US -- 0.2%
      Texas Regional Bancshares,
             Cl A                                 1,960                   56
      Wintrust Financial                          1,650                   86
                                                                 -----------
                                                                         142
      COMMERCIAL BANKS-EASTERN US -- 0.0%
      Commerce Bancorp                              395                   16
      North Fork Bancorporation                     369                   11
                                                                 -----------
                                                                          27
      COMMERCIAL BANKS-SOUTHERN US -- 0.2%
      Colonial BancGroup                          6,000                  156
                                                                 -----------
      COMMERCIAL BANKS-WESTERN US -- 0.3%
      CVB Financial                               4,921                   80
      Hanmi Financial                             4,100                   80
      SVB Financial Group*                          660                   34
      UCBH Holdings                               5,100                   90
                                                                 -----------
                                                                         284
      FIDUCIARY BANKS -- 0.1%
      Northern Trust                              1,600                   94
                                                                 -----------
      FINANCE-COMMERCIAL -- 0.3%
      CIT Group                                   4,216                  228
                                                                 -----------
      FINANCE-CONSUMER LOANS -- 1.2%
      Asta Funding                                2,800                  102
      First Marblehead                            3,580                  172
      Portfolio Recovery
      Associates*                                 1,045                   54
      SLM                                        11,100                  587
      World Acceptance*                           2,800                   80
                                                                 -----------
                                                                         995
      FINANCE-CREDIT CARD -- 0.2%
      Capital One Financial                       2,054                  178
                                                                 -----------
      FINANCE-INVESTMENT BANKER/BROKER -- 2.0%
      Citigroup                                  12,853                  642
      Goldman Sachs Group                         2,270                  364
      Greenhill                                     100                    7
      JPMorgan Chase                              9,788                  444
      Morgan Stanley                                719                   46
      TD Ameritrade Holding                      13,340                  248
                                                                 -----------
                                                                       1,751
      FINANCE-OTHER SERVICES -- 0.5%
      Asset Acceptance Capital*                   2,435                   51
      Cbot Holdings, Cl A*                          310                   33
      Chicago Mercantile Exchange
         Holdings                                   630                  288
      MarketAxess Holdings*                       3,385                   38
                                                                 -----------
                                                                         410
      FINANCIAL GUARANTEE INSURANCE -- 0.2%
      AMBAC Financial Group                         500                   41
      MGIC Investment                             1,979                  140
                                                                 -----------
                                                                         181


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      INSURANCE BROKERS -- 0.4%
      Brown & Brown                               5,400          $       169
      Hilb Rogal & Hobbs                          2,750                  112
      USI Holdings*                               1,565                   24
                                                                 -----------
                                                                         305
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.3%
      Affiliated Managers Group*                    360                   36
      Legg Mason                                  1,840                  218
                                                                 -----------
                                                                         254
      LIFE/HEALTH INSURANCE -- 0.4%
      China Life Insurance ADR                      900                   49
      Cigna                                       1,885                  202
      KMG America*                                5,745                   52
      UnumProvident                               1,150                   23
                                                                 -----------
                                                                         326
      MULTI-LINE INSURANCE -- 1.5%
      Allstate                                    3,925                  222
      American International Group                3,391                  221
      Hartford Financial Services
         Group                                    1,790                  165
      HCC Insurance Holdings                        940                   31
      Loews                                         706                   75
      Metlife                                     7,914                  412
      XL Capital, Cl A                            2,713                  179
                                                                 -----------
                                                                       1,305
      PROPERTY/CASUALTY INSURANCE -- 1.1%
      Arch Capital Group*                         1,900                  115
      Fidelity National Financial                   475                   20
      Fpic Insurance Group*                       2,200                   88
      Philadelphia Consolidated
         Holding*                                 4,550                  151
      PMA Capital, Cl A*                          8,100                   79
      Safeco                                      2,650                  138
      Selective Insurance Group                   2,550                  142
      WR Berkley                                  4,850                  181
                                                                 -----------
                                                                         914
      REAL ESTATE MANAGEMENT/SERVICES -- 0.5%
      CB Richard Ellis Group, Cl
      A*                                          2,480                  218
      Jones Lang LaSalle                          2,050                  174
      Trammell Crow*                                895                   35
                                                                 -----------
                                                                         427
      REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
      Brookfield Properties                       5,737                  184
      St. Joe                                       185                   10
                                                                 -----------
                                                                         194
      REINSURANCE -- 0.5%
      Aspen Insurance Holdings                    4,745                  116
      Axis Capital Holdings                         925                   28
      Endurance Specialty Holdings                2,720                   84
      Montpelier Re Holdings                      4,680                   76
      Odyssey Re Holdings                           890                   21
      PartnerRe                                   2,150                  134
                                                                 -----------
                                                                         459
      REITS-APARTMENTS -- 1.1%
      Archstone-Smith Trust                       4,275                  209
      AvalonBay Communities                       1,543                  166


4                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

     REITS-APARTMENTS -- CONTINUED
      Camden Property Trust                       1,901          $       131
      Equity Residential                          5,393                  242
      GMH Communities Trust                       4,511                   55
      United Dominion Realty Trust                4,379                  119
                                                                 -----------
                                                                         922
      REITS-DIVERSIFIED -- 0.6%
      Digital Realty Trust                        3,125                   88
      Liberty Property Trust                      2,685                  120
      PS Business Parks                           1,500                   78
      Spirit Finance                              4,853                   56
      Vornado Realty Trust                        2,242                  215
                                                                 -----------
                                                                         557
      REITS-HEALTH CARE -- 0.1%
      Omega Healthcare Investors                  6,300                   81
                                                                 -----------
      REITS-HOTELS -- 0.9%
      Ashford Hospitality Trust                   7,210                   84
      DiamondRock Hospitality                     4,010                   57
      Hersha Hospitality Trust                    1,031                    9
      Highland Hospitality                        2,767                   36
      Host Hotels & Resorts                       8,651                  182
      LaSalle Hotel Properties                    5,238                  229
      MeriStar Hospitality*                       9,220                   96
      Sunstone Hotel Investors                    2,213                   64
                                                                 -----------
                                                                         757
      REITS-MORTGAGE -- 0.1%
      HomeBanc                                    6,850                   56
                                                                 -----------
      REITS-OFFICE PROPERTY -- 1.3%
      Alexandria Real Estate
      Equities                                    1,028                   93
      American Financial Realty
      Trust                                      14,694                  167
      BioMed Realty Trust                         4,431                  123
      Boston Properties                           3,798                  335
      Columbia Equity Trust                       1,258                   21
      Corporate Office Properties
         Trust                                    2,200                   91
      Mack-Cali Realty                            3,255                  147
      Parkway Properties                          2,200                   87
      Republic Property Trust                     1,770                   20
                                                                 -----------
                                                                       1,084
      REITS-REGIONAL MALLS -- 0.8%
      CBL & Associates Properties                 2,700                  108
      General Growth Properties                   3,307                  155
      Simon Property Group                        4,794                  393
      Taubman Centers                             1,672                   69
                                                                 -----------
                                                                         725
      REITS-SHOPPING CENTERS -- 0.6%
      Acadia Realty Trust                         2,515                   57
      Equity One                                  1,953                   45
      Kimco Realty                                3,551                  132
      Pan Pacific Retail
      Properties                                  1,406                   93
      Regency Centers                             1,842                  116
      Tanger Factory Outlet
      Centers                                     1,738                   57
                                                                 -----------
                                                                         500
      REITS-STORAGE -- 0.3%
      Public Storage                              2,952                  227


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      REITS-STORAGE -- CONTINUED
      U-Store-It Trust                            1,753          $        32
                                                                 -----------
      REITS-WAREHOUSE/INDUSTRIAL -- 0.3%
      EastGroup Properties                        1,302                   58
      Prologis                                    3,492                  175
                                                                 -----------
                                                                         233
      S&L/THRIFTS-EASTERN US -- 0.1%
      NewAlliance Bancshares                      3,825                   55
      WSFS Financial                                600                   38
                                                                 -----------
                                                                          93
      S&L/THRIFTS-WESTERN US -- 0.4%
      Washington Federal                          5,325                  128
      Washington Mutual                           4,576                  206
                                                                 -----------
                                                                         334
      SUPER-REGIONAL BANKS-US -- 1.0%
      Bank of America                             7,104                  355
      Wells Fargo                                 7,908                  543
                                                                 -----------
                                                                         898
                                                                 -----------
    Total Financial (Cost $ 13,917)                                   15,200
                                                                 -----------
    HEALTH CARE -- 8.7%
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                      1,120                   29
      Gen-Probe*                                    570                   30
                                                                 -----------
                                                                          59
      DIALYSIS CENTERS -- 0.0%
      DaVita*                                       220                   12
                                                                 -----------
      DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                                     280                   21
                                                                 -----------
      DRUG DELIVERY SYSTEMS -- 0.1%
      Conor Medsystems*                           1,750                   47
                                                                 -----------
      HEALTH CARE COST CONTAINMENT -- 0.4%
      McKesson                                    6,701                  326
                                                                 -----------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Kinetic Concepts*                           1,090                   48
                                                                 -----------
      MEDICAL INFORMATION SYSTEMS -- 0.0%
      IMS Health                                    720                   20
                                                                 -----------
      MEDICAL INSTRUMENTS -- 0.4%
      Boston Scientific*                            277                    7
      Cambridge Heart*                           32,330                   94
      St. Jude Medical*                           5,900                  233
      Symmetry Medical*                             570                   11
                                                                 -----------
                                                                         345
      MEDICAL LABS & TESTING SERVICES -- 0.4%
      Covance*                                    3,210                  187
      Laboratory Corp of America
         Holdings*                                2,200                  126
                                                                 -----------
                                                                         313


5                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      MEDICAL PRODUCTS -- 0.8%
      Baxter International                        4,412          $       166
      Becton Dickinson                              180                   12
      Johnson & Johnson                           4,492                  263
      Mentor                                        230                   10
      Zimmer Holdings*                            3,480                  219
                                                                 -----------
                                                                         670
      MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
      Amgen*                                      5,460                  370
      Applera Corp - Celera
         Genomics Group*                          4,585                   55
      Barrier Therapeutics*                       9,210                   87
      Biogen Idec*                                  610                   27
      Celgene*                                      560                   23
      Enzon Pharmaceuticals*                      4,080                   35
      Genentech*                                  2,710                  216
      Genzyme*                                    4,890                  299
      Invitrogen*                                   340                   22
      PDL BioPharma*                                786                   23
                                                                 -----------
                                                                       1,157
      MEDICAL-DRUGS -- 0.9%
      Angiotech Pharmaceuticals*                  7,700                  117
      Aspreva Pharmaceuticals*                    1,500                   51
      Bristol-Myers Squibb                        6,059                  154
      Pfizer                                      8,988                  228
      Schering-Plough                             6,903                  133
      Wyeth                                       1,716                   83
                                                                 -----------
                                                                         766
      MEDICAL-GENERIC DRUGS -- 0.4%
      Barr Pharmaceuticals*                         245                   15
      Perrigo                                     5,280                   84
      Teva Pharmaceutical ADR                     3,900                  158
      Watson Pharmaceuticals*                       390                   11
      Zentiva GDR                                 1,200                   62
                                                                 -----------
                                                                         330
      MEDICAL-HMO -- 1.7%
      Humana*                                     2,397                  108
      Sierra Health Services*                     2,200                   86
      UnitedHealth Group                         15,654                  779
      WellPoint*                                  6,972                  495
                                                                 -----------
                                                                       1,468
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
      Amedisys*                                   2,650                   88
      Amsurg*                                       590                   15
      Lincare Holdings*                             750                   30
                                                                 -----------
                                                                         133
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.5%
      AmerisourceBergen                           2,400                  103
      Cardinal Health                             5,134                  346
                                                                 -----------
                                                                         449
      OPTICAL SUPPLIES -- 0.4%
      Alcon                                       3,400                  346
                                                                 -----------
      PHYSICAL PRACTICE MANAGEMENT -- 0.1%
      Pediatrix Medical Group*                    2,200                  111
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      RESPIRATORY PRODUCTS -- 0.2%
      Resmed*                                       865          $        37
      Respironics*                                2,800                  103
                                                                 -----------
                                                                         140
      THERAPEUTICS -- 0.6%
      CV Therapeutics*                            1,390                   27
      Gilead Sciences*                            8,240                  474
      Medicines*                                  1,540                   30
                                                                 -----------
                                                                         531
      VETERINARY DIAGNOSTICS -- 0.2%
      VCA Antech*                                 4,600                  143
                                                                 -----------
      VITAMINS & NUTRITION PRODUCTS -- 0.0%
      Herbalife*                                    910                   32
                                                                 -----------
    Total Health Care (Cost $ 7,580)                                   7,467
                                                                 -----------
    INDUSTRIAL -- 6.0%
      AEROSPACE/DEFENSE -- 0.5%
      Armor Holdings*                             1,095                   67
      Boeing                                        325                   27
      Empresa Brasileira de
         Aeronautica ADR                          2,200                   85
      Rockwell Collins                            3,480                  199
      Teledyne Technologies*                      1,370                   50
                                                                 -----------
                                                                         428
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
      Alliant Techsystems*                        1,650                  132
      BE Aerospace*                               1,150                   30
      Curtiss-Wright                              2,500                   83
      DRS Technologies                            2,300                  127
      Goodrich                                      380                   17
                                                                 -----------
                                                                         389
      BATTERIES/BATTERY SYSTEMS -- 0.0%
      Greatbatch*                                 1,105                   27
                                                                 -----------
      BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.0%
      Insituform Technologies, Cl
      A*                                          1,295                   33
                                                                 -----------
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.4%
      Martin Marietta Materials                   1,990                  211
      Texas Industries                            1,800                  102
                                                                 -----------
                                                                         313
      BUILDING-HEAVY CONSTRUCTION -- 0.3%
      Chicago Bridge & Iron                       5,200                  125
      Granite Construction                        2,300                  107
      Washington Group
         International*                             670                   37
                                                                 -----------
                                                                         269
      BUILDING-MOBIL HOME/MANUFACTURED HOUSING -- 0.1%
      Williams Scotsman
         International*                           1,850                   46
                                                                 -----------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air                                  2,150                  116
                                                                 -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
      3M                                            900                   77




6                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      DIVERSIFIED MANUFACTURING OPERATIONS -- CONTINUED
      Dover                                         320          $        16
      ESCO Technologies*                          1,600                   81
      Honeywell International                     2,121                   90
      Illinois Tool Works                         1,973                  203
      Parker Hannifin                             1,521                  123
      Trinity Industries                            200                   13
      Tyco International                          2,132                   56
                                                                 -----------
                                                                         659
      ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.3%
      Emerson Electric                            2,024                  172
      Lamson & Sessions*                          3,700                   93
                                                                 -----------
                                                                         265
      ELECTRONICS-MILITARY -- 0.0%
      EDO                                           830                   22
                                                                 -----------
      ENGINEERING/R&D SERVICES -- 0.1%
      Fluor                                         230                   22
      Shaw Group*                                 1,545                   47
                                                                 -----------
                                                                          69
      FILTRATION/SEPARATION PRODUCTS -- 0.1%
      Clarcor                                     3,000                  105
                                                                 -----------
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                                   460                   30
                                                                 -----------
      IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.2%
      Fargo Electronics*                          3,550                   66
      Symbol Technologies                         7,240                   77
                                                                 -----------
                                                                         143
      INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
      Rockwell Automation                           590                   43
                                                                 -----------
      INSTRUMENTS-SCIENTIFIC -- 0.2%
      Fisher Scientific
      International*                                695                   49
      PerkinElmer                                 4,900                  105
                                                                 -----------
                                                                         154
      MACHINE TOOLS & RELATED PRODUCTS -- 0.2%
      Kennametal                                  2,200                  136
                                                                 -----------
      MACHINERY-CONSTRUCTION & MINING -- 0.8%
      Bucyrus International, Cl A                 2,000                  104
      Caterpillar                                 5,415                  410
      Terex*                                      1,600                  138
                                                                 -----------
                                                                         652
      MACHINERY-FARM -- 0.1%
      AGCO*                                       3,850                   91
                                                                 -----------
      MACHINERY-GENERAL INDUSTRY -- 0.0%
      Wabtec                                        895                   33
                                                                 -----------
      MACHINERY-PRINT TRADE -- 0.0%
      Zebra Technologies, Cl A*                     710                   28
                                                                 -----------
      METAL PROCESSORS & FABRICATORS -- 0.0%
      Precision Castparts                           670                   42
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
      WCA Waste*                                 11,520          $        86
                                                                 -----------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 0.3%
      American Power Conversion                   5,968                  133
      Delta Electronics GDR                       6,400                   99
                                                                 -----------
                                                                         232
      SHIPBUILDING -- 0.0%
      Daewoo Shipbuilding, GDR
         144A                                       600                   35
                                                                 -----------
      TOOLS-HAND HELD -- 0.2%
      Stanley Works                               3,356                  175
                                                                 -----------
      TRANSPORT-EQUIPMENT & LEASING -- 0.5%
      GATX                                        7,510                  352
      Greenbrier                                  1,420                   57
                                                                 -----------
                                                                         409
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                              2,030                   64
                                                                 -----------
    Total Industrial (Cost $4,402)                                     5,094
                                                                 -----------
    SERVICES -- 3.3%
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                                 310                   20
                                                                 -----------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                        790                   44
      ChoicePoint*                                  735                   32
                                                                 -----------
                                                                          76
      COMMERCIAL SERVICES-FINANCE -- 0.4%
      H&R Block                                  10,711                  245
      Paychex                                     1,170                   47
      Wright Express*                             2,570                   79
                                                                 -----------
                                                                         371
      COMPUTER SERVICES -- 0.9%
      Ceridian*                                   3,200                   77
      Cognizant Technology
         Solutions, Cl A*                         7,480                  476
      DST Systems*                                  205                   13
      Manhattan Associates*                       1,380                   30
      Perot Systems, Cl A*                       10,670                  161
                                                                 -----------
                                                                         757
      DIRECT MARKETING -- 0.1%
      Catalina Marketing                          2,050                   49
                                                                 -----------
      HUMAN RESOURCES -- 0.4%
      Hewitt Associates, Cl A*                    4,100                  119
      Manpower                                    2,200                  143
      Medical Staffing Network
         Holdings*                                6,220                   30
      Monster Worldwide*                          1,320                   76
                                                                 -----------
                                                                         368
      PRINTING-COMMERCIAL -- 0.0%
      RR Donnelley & Sons                           530                   18
                                                                 -----------


7                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      RENTAL AUTO/EQUIPMENT -- 0.3%
      Aaron Rents                                 5,700          $       153
      Dollar Thrifty Automotive
      Group*                                      2,650                  129
                                                                 -----------
                                                                         282
      RESEARCH & DEVELOPMENT -- 0.2%
      Kendle International*                       3,900                  146
                                                                 -----------
      TELEPHONE-INTEGRATED -- 0.9%
      BellSouth                                   1,148                   39
      Philippine Long Distance
         Telephone ADR                            2,600                  103
      Sprint Nextel                              12,752                  316
      Valor Communications Group                  5,980                   78
      Verizon Communications                      6,967                  230
                                                                 -----------
                                                                         766
                                                                 -----------
    Total Services (Cost $2,524)                                       2,853
                                                                 -----------
    TECHNOLOGY -- 12.0%
      APPLICATIONS SOFTWARE -- 0.1%
      Citrix Systems*                               695                   28
      Intuit*                                       190                   10
      Satyam Computer Services ADR                  500                   18
                                                                 -----------
                                                                          56
      B2B/E-COMMERCE -- 0.1%
      i2 Technologies*                            3,690                   65
                                                                 -----------
      CELLULAR TELECOMMUNICATIONS -- 0.5%
      NII Holdings*                               8,038                  481
                                                                 -----------
      CIRCUIT BOARDS -- 0.1%
      Multi-Fineline Electronix*                     90                    5
      Park Electrochemical                        2,470                   77
                                                                 -----------
                                                                          82
      COMPUTER AIDED DESIGN -- 0.2%
      Ansys*                                      2,450                  138
      Parametric Technology*                      2,921                   44
                                                                 -----------
                                                                         182
      COMPUTERS -- 1.5%
      Apple Computer*                             6,570                  463
      Hewlett-Packard                            11,207                  364
      International Business
      Machines                                    6,077                  500
                                                                 -----------
                                                                       1,327
      COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
      MTS Systems                                 2,850                  128
      Netscout Systems*                           8,150                   78
                                                                 -----------
                                                                         206
      COMPUTERS-MEMORY DEVICES -- 0.3%
      Imation                                     2,700                  113
      Network Appliance*                            823                   31
      Seagate Technology*                         4,400                  117
                                                                 -----------
                                                                         261
      COMPUTERS-VOICE RECOGNITION -- 0.1%
      Talx                                        3,375                   88
                                                                 -----------


                                                                   MARKET
DESCRIPTION                                      SHARES            VALUE (000)
      DATA PROCESSING/MANAGEMENT -- 0.3%
      CSG Systems International*                  3,100          $        78
      Dun & Bradstreet*                             310                   24
      MoneyGram International                     1,390                   47
      NAVTEQ*                                     1,220                   51
      SEI Investments                               360                   15
                                                                 -----------
                                                                         215
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                       660                   25
      SPSS*                                       2,100                   73
                                                                 -----------
                                                                          98
      E-COMMERCE/PRODUCTS -- 0.2%
      Amazon.com*                                 5,851                  206
                                                                 -----------
      E-SERVICES/CONSULTING -- 0.2%
      Digital Insight*                            2,700                   93
      Keynote Systems*                            7,500                   83
                                                                 -----------
                                                                         176
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.4%
      Flextronics International*                  2,680                   30
      Hon Hai Precision GDR                       3,400                   46
      Hon Hai Precision GDR 144A                  8,096                  110
      International DisplayWorks*                11,000                   62
      NAM TAI Electronics                         4,200                   95
                                                                 -----------
                                                                         343
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
      Advanced Micro Devices*                     2,200                   71
      Broadcom, Cl A*                             6,800                  280
      DSP Group*                                    240                    7
      Freescale Semiconductor, Cl
      B*                                          8,150                  258
      Intel                                         513                   10
      International Rectifier*                      140                    6
      MEMC Electronic Materials*                  2,300                   93
      MIPS Technologies*                          5,270                   39
      Nvidia*                                     1,200                   35
      QLogic*                                     6,040                  126
      Samsung Electronics GDR 144A                  710                  241
      Semtech*                                      390                    7
      Silicon Laboratories*                         550                   26
      Texas Instruments                           7,558                  262
                                                                 -----------
                                                                       1,461
      ELECTRONIC DESIGN AUTOMATION -- 0.1%
      Synplicity*                                13,000                   85
                                                                 -----------
      ELECTRONIC FORMS -- 0.3%
      Adobe Systems                               6,878                  270
                                                                 -----------
      ELECTRONIC SECURITY DEVICES -- 0.2%
      American Science &
         Engineering*                             1,800                  154
                                                                 -----------
      ENTERPRISE SOFTWARE/SERVICES -- 0.8%
      Lawson Software*                           17,140                  132
      SAP ADR                                     8,970                  490
      Sybase*                                     4,300                   93
                                                                 -----------
                                                                         715


8                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      ENTERTAINMENT SOFTWARE -- 0.3%
      Activision*                                11,832          $       168
      THQ*                                        4,650                  119
                                                                 -----------
                                                                         287
      INTERNET APPLICATION SOFTWARE -- 0.0%
      WebEx Communications*                         940                   33
                                                                 -----------
      INTERNET CONNECTIVE SERVICES -- 0.2%
      NDS ADR*                                    2,700                  136
                                                                 -----------
      INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
      Avocent*                                      335                    9
                                                                 -----------
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
      Radware*                                    4,400                   70
                                                                 -----------
      INTERNET SECURITY -- 0.1%
      Ipass*                                      7,850                   65
      RSA Security*                                 850                   18
      Symantec*                                   1,021                   17
      VeriSign*                                     450                   10
                                                                 -----------
                                                                         110
      NETWORKING PRODUCTS -- 0.2%
      Foundry Networks*                           1,780                   25
      Netgear*                                    5,910                  133
                                                                 -----------
                                                                         158
      OFFICE AUTOMATION & EQUIPMENT -- 0.0%
      Pitney Bowes                                  660                   28
                                                                 -----------
      SATELLITE TELECOM -- 0.1%
      Loral Space &
      Communications*                             2,460                   70
                                                                 -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
      Emulex*                                     1,110                   20
      Integrated Device
      Technology*                                 2,020                   31
      Marvell Technology Group*                   4,540                  259
      United Microelectronics ADR                31,617                  119
                                                                 -----------
                                                                         429
      SEMICONDUCTOR EQUIPMENT -- 0.1%
      Cabot Microelectronics*                     1,590                   52
      Credence Systems*                           5,110                   36
                                                                 -----------
                                                                          88
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                           7,060                   36
                                                                 -----------
      TELECOMMUNICATIONS EQUIPMENT -- 0.2%
      Arris Group*                                2,030                   24
      Comtech Telecommunications*                 3,725                  106
      Comverse Technology*                        1,657                   38
      Plantronics                                   440                   16
      Tellabs*                                    1,080                   17
                                                                 -----------
                                                                         201
      TELECOMMUNICATIONS SERVICES -- 0.5%
      AFK Sistema GDR 144A                        3,000                   73
      Amdocs*                                     6,875                  255
      Iowa Telecommunications
         Services                                 3,265                   59


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      TELECOMMUNICATIONS SERVICES -- CONTINUED
      Time Warner Telecom, Cl A*                  2,500          $        42
                                                                 -----------
                                                                         429
      TRANSACTIONAL SOFTWARE -- 0.2%
      Transaction Systems
      Architects*                                 3,150                  126
                                                                 -----------
      WEB PORTALS/ISP -- 0.5%
      Google, Cl A*                                 971                  406
      Sina*                                       1,400                   37
                                                                 -----------
                                                                         443
      WIRELESS EQUIPMENT -- 1.4%
      American Tower, Cl A*                      10,660                  364
      Motorola                                   10,275                  219
      Nokia ADR                                  13,436                  305
      Qualcomm                                    6,270                  322
                                                                 -----------
                                                                       1,210
                                                                 -----------
    Total Technology (Cost $ 9,182)                                   10,334
                                                                 -----------
    TRANSPORTATION -- 1.7%
      AIRLINES -- 0.3%
      AMR*                                        3,200                   79
      Mesa Air Group*                             7,200                   76
      Republic Airways Holdings*                  3,200                   54
      Southwest Airlines                          1,600                   26
                                                                 -----------
                                                                         235
      TRANSPORT-MARINE -- 0.1%
      Kirby*                                      1,600                  118
                                                                 -----------
      TRANSPORT-RAIL -- 0.7%
      Burlington Northern Santa Fe                2,311                  184
      Canadian Pacific Railway                    3,300                  175
      CSX                                         3,331                  228
                                                                 -----------
                                                                         587
      TRANSPORT-SERVICES -- 0.3%
      Bristow Group*                              3,150                  113
      FedEx                                         851                   98
      UTI Worldwide                               1,340                   42
                                                                 -----------
                                                                         253
      TRANSPORT-TRUCK -- 0.3%
      Celadon Group*                              4,000                  109
      JB Hunt Transport Services                  4,600                  109
                                                                 -----------
                                                                         218
                                                                 -----------
    Total Transportation (Cost $1,202)                                 1,411
                                                                 -----------
    UTILITIES -- 1.3%
      ELECTRIC-GENERATION -- 0.2%
      AES*                                        8,518                  144
                                                                 -----------
      ELECTRIC-INTEGRATED -- 0.8%
      American Electric Power                     3,080                  103
      Duke Energy                                 5,344                  155
      El Paso Electric*                           3,600                   71
      Entergy                                     2,826                  198
      OGE Energy                                  5,400                  163
      Public Service Enterprise
      Group                                         155                   10


9                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

      ELECTRIC-INTEGRATED -- CONTINUED
      TXU                                           218          $        11
                                                                 -----------
                                                                         711
      GAS-DISTRIBUTION -- 0.2%
      Energen                                     5,300                  187
                                                                 -----------
      INDEPENDENT POWER PRODUCER -- 0.1%
      Mirant*                                       810                   20
      Reliant Energy*                             2,620                   30
                                                                 -----------
                                                                          50
                                                                 -----------
    Total Utilities (Cost $1,076)                                      1,092
                                                                 -----------
Total Common Stock
  (Cost $57,921)                                                      63,487
                                                                 -----------

FOREIGN COMMON STOCK -- 21.8%
    AUSTRALIA -- 1.9%
      BHP Billiton                                4,835                  110
      BlueScope Steel                               340                    2
      Commander Communications                    3,400                    6
      Commonwealth Bank of
         Australia                                4,426                  158
      Leighton Holdings                           8,980                  114
      Oxiana                                     35,499                   92
      QBE Insurance Group                        25,173                  428
      Rinker Group                                1,606                   26
      Rio Tinto                                   6,046                  362
      Santos                                     32,690                  294
      Telstra                                     6,848                   20
                                                                 -----------
    Total Australia                                                    1,612
                                                                 -----------
    AUSTRIA -- 0.1%
      Andritz                                       300                   53
      OMV                                           404                   28
      Voestalpine                                   200                   29
                                                                 -----------
    Total Austria                                                        110
                                                                 -----------
    BELGIUM -- 0.6%
      Belgacom                                      170                    5
      Dexia                                       7,681                  203
      Euronav                                        40                    1
      Fortis                                      5,085                  191
      KBC Groep                                     735                   85
                                                                 -----------
    Total Belgium                                                        485
                                                                 -----------
    CANADA -- 0.7%
      EnCana                                      3,800                  190
      Goldcorp                                    6,000                  210
      Petro-Canada                                  200                   10
      Talisman Energy                               300                   17
      Teck Cominco, Cl B                          1,200                   83
      Telus                                       1,400                   58
                                                                 -----------
    Total Canada                                                         568
                                                                 -----------
    CHINA -- 0.1%
      Wumart Stores, Cl H                         8,000                   26
      Zijin Mining Group, Cl H                  120,000                   68
                                                                 -----------
    Total China                                                           94
                                                                 -----------


                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

    DENMARK -- 0.1%
      Jyske Bank                                  1,400          $        85
                                                                 -----------
    FINLAND -- 0.2%
      Metso                                       4,600                  183
      Rautaruukki                                   600                   21
                                                                 -----------
    Total Finland                                                        204
                                                                 -----------
    FRANCE -- 1.6%
      Assurances Generales de
         France                                      50                    6
      BNP Paribas                                 4,160                  393
      Bouygues                                    5,183                  283
      Business Objects                               50                    2
      CNP Assurances                              1,154                  125
      France Telecom                                580                   13
      Neopost                                       235                   26
      Societe Generale                            2,101                  321
      Total                                         443                  122
      Vivendi                                     3,072                  112
                                                                 -----------
    Total France                                                       1,403
                                                                 -----------
    GERMANY -- 2.2%
      Allianz                                       581                   97
      Altana                                      1,023                   66
      BASF                                        1,114                   96
      Bayerische Motoren Werke*                   5,096                  277
      Continental                                 2,312                  275
      Deutsche Boerse                             2,253                  326
      Deutsche Lufthansa                         13,560                  250
      MAN                                         3,118                  236
      Mobilcom                                      709                   17
      Puma                                          378                  152
      Volkswagen                                    614                   47
                                                                 -----------
    Total Germany                                                      1,839
                                                                 -----------
    HONG KONG -- 0.4%
      ASM Pacific Technology                     13,000                   76
      China Mengniu Dairy                        28,000                   32
      CNOOC                                      57,000                   47
      Orient Overseas
      International                               5,000                   19
      Shanghai Real Estate                      174,000                   40
      Solomon Systech
      International                             156,000                   69
      Television Broadcasts                       7,000                   44
      Vtech Holdings                              8,000                   38
                                                                 -----------
    Total Hong Kong                                                      365
                                                                 -----------
    INDONESIA -- 0.3%
      Bakrie & Brothers*                      1,842,000                   36
      Bank Niaga                                761,000                   54
      Perusahaan Gas Negara                      38,000                   54
      Ramayana Lestari Sentosa                  331,000                   34
      Telekomunikasi Indonesia                   55,000                   47
                                                                 -----------
    Total Indonesia                                                      225
                                                                 -----------
    ITALY -- 0.9%
      Assicurazioni Generali                     11,285                  423
      Banca Intesa                                9,600                   57
      Banche Popolari Unite Scpa                  1,557                   39
      ENI                                         6,965                  213
                                                                 -----------
    Total Italy                                                          732
                                                                 -----------


10                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)



                                                                    MARKET
DESCRIPTION                                   SHARES             VALUE (000)

  JAPAN -- 4.1%
      ABILIT                                      5,000          $        90
      Advantest                                   2,900                  333
      Bosch                                       3,000                   14
      Canon                                       3,100                  236
      Chugai Pharmaceutical                       2,700                   58
      Daito Trust Construction                    3,400                  177
      Denso                                       6,300                  246
      Fujitsu General*                            4,000                   14
      Honda Motor                                 3,000                  212
      JFE Holdings                                  600                   23
      KDDI                                           41                  252
      Mazda Motor Corporation*                    2,000                   13
      Mitsui Trust Holdings                      13,000                  179
      Mizuho Financial Group                         31                  264
      Nippon Steel                                  600                    2
      Nissan Diesel Motor                        11,000                   57
      ORIX                                          840                  253
      Point                                         100                    7
      Santen Pharmaceutical                         425                   11
      Sega Sammy Holdings                         4,700                  187
      Suzuki Motor                                3,300                   80
      Tokyo Electron                              4,500                  323
      Tokyo Steel Manufacturing                  10,400                  221
      Yamaha Motor                                6,000                  165
      Yamato Kogyo                                4,200                   91
      Yamazen                                     2,000                   15
                                                                 -----------
    Total Japan                                                        3,523
                                                                 -----------
    MALAYSIA -- 0.0%
      Transmile Group                             8,000                   29
                                                                 -----------
    MEXICO -- 0.1%
      Sare Holding SA de CV, Cl B*               61,000                   71
                                                                 -----------
    NETHERLANDS -- 1.2%
      ABN AMRO Holding                            6,297                  187
      Aegon                                      12,769                  231
      ING Groep                                   5,967                  244
      Royal Dutch Shell, Cl A                    11,227                  384
                                                                 -----------
    Total Netherlands                                                  1,046
                                                                 -----------
    NEW ZEALAND -- 0.2%
      Fletcher Building                          29,566                  172
      Telecom Corp of New Zealand                 3,306                   12
                                                                 -----------
    Total New Zealand                                                    184
                                                                 -----------
    NORWAY -- 0.3%
      Norsk Hydro                                   820                  126
      Statoil ASA                                 4,760                  156
                                                                 -----------
    Total Norway                                                         282
                                                                 -----------
    PHILIPPINES -- 0.2%
      Universal Robina                          304,000                  134
                                                                 -----------
    PORTUGAL -- 0.3%
      Banco Comercial Portugues                  75,696                  231
      Energias de Portugal*                       3,700                   15
                                                                 -----------
    Total Portugal                                                       246
                                                                 -----------
    SINGAPORE -- 0.5%
      Singapore Airlines                         19,000                  171
      Starhub                                    45,000                   64


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
    SINGAPORE -- CONTINUED
      United Overseas Bank                       20,000          $       206
                                                                 -----------
    Total Singapore                                                      441
                                                                 -----------
    SOUTH AFRICA -- 0.4%
      Foschini                                    9,800                   99
      Lewis Group                                 8,000                   81
      Network Healthcare Holdings*               47,000                   80
      Standard Bank Group                         7,600                  109
                                                                 -----------
    Total South Africa                                                   369
                                                                 -----------
    SOUTH KOREA -- 0.7%
      Amorepacific                                   80                   29
      Daegu Bank                                  7,400                  139
      Hanmi Pharm                                   300                   39
      Korea Investment Holdings                   2,300                   99
      Korean Reinsurance                          7,692                   92
      NHN                                           200                   71
      Shinsegae                                     180                   88
                                                                 -----------
    Total South Korea                                                    557
                                                                 -----------
    SPAIN -- 0.4%
      Banco Santander Central
         Hispano                                 18,193                  281
      Telefonica                                  1,508                   24
                                                                 -----------
    Total Spain                                                          305
                                                                 -----------
    SWEDEN -- 0.5%
      ForeningsSparbanken                         7,900                  218
      Lindex                                      3,200                   48
      Nordea Bank                                15,000                  193
                                                                 -----------
    Total Sweden                                                         459
                                                                 -----------
    SWITZERLAND -- 0.5%
      Xstrata                                     1,400                   51
      Zurich Financial Services                   1,505                  366
                                                                 -----------
    Total Switzerland                                                    417
                                                                 -----------
    THAILAND -- 0.2%
      Bangkok Bank                               41,000                  130
      Italian-Thai Development                  260,000                   50
                                                                 -----------
    Total Thailand                                                       180
                                                                 -----------
    UNITED KINGDOM -- 3.1%
      Alliance Unichem                            2,000                   32
      Amlin                                       2,603                   13
      Antofagasta                                 8,912                  383
      Ashtead                                    15,545                   67
      AstraZeneca                                 1,632                   90
      Aviva                                       1,242                   18
      Barclays                                   14,959                  186
      BHP Billiton                                3,770                   78
      British Airways*                           12,029                   73
      British American Tobacco                    4,649                  118
      Corus Group                                43,488                   67
      HBOS                                        3,600                   63
      Hikma Pharmaceuticals                       5,800                   46
      HSBC Holdings                              12,110                  209
      IMI                                         7,206                   74
      Inchcape                                    1,816                   90
      International Power                        14,600                   79
      Kazakhmys                                     428                    9


11                  Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Asset Allocation Growth Portfolio
April 30, 2006 (Unaudited)




                                            SHARES/FACE            MARKET
DESCRIPTION                                 AMOUNT (000)         VALUE (000)

    UNITED KINGDOM -- CONTINUED
      Kelda Group                                 1,200          $        17
      Marks & Spencer Group                      20,780                  221
      Michael Page International                 11,114                   78
      National Express Group                        800                   13
      NETeller*                                   4,431                   63
      Next                                        4,557                  134
      Royal Bank of Scotland Group                2,345                   76
      Royal Dutch Shell, Cl B                     2,384                   85
      SABMiller                                   3,000                   63
      Scottish & Southern Energy                  5,518                  114
      Scottish Power                                500                    5
      Shire                                         900                   14
      Sportingbet                                 5,491                   42
      Standard Chartered                          2,189                   58
      Tesco                                         258                    2
                                                                 -----------
    Total United Kingdom                                               2,680
                                                                 -----------
Total Foreign Common Stock
  (Cost $15,717)                                                      18,645
                                                                 -----------

INVESTMENT COMPANIES -- 0.2%
    INDEX FUND-MIDCAP -- 0.1%
      iShares Russell Midcap
         Value Index Fund                           400                   54
                                                                 -----------
    INDEX FUND-SMALL CAP -- 0.1%
      iShares Russell 2000 Value
         Index Fund*                              1,000                   75
                                                                 -----------
Total Investment Companies
  (Cost $123)                                                            129
                                                                 -----------

REPURCHASE AGREEMENT -- 4.4%
  Deutsche Bank 4.770%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $3,719,044 (collateralized by
    a U.S. Government obligation,
    par value $3,860,000, 4.250%,
    09/26/08; total market value
    $3,792,557)(A)                          $     3,718          $     3,718
                                                                 -----------
Total Repurchase Agreement
  (Cost $3,718)                                                        3,718
                                                                 -----------

WARRANTS -- 0.3%
      Alpha Networks 144A                        58,000                   75
      LVRCL Infrastructures &
         Projects 144A                            7,500                   48
      Motech Industries 144A                      1,300                   36
      Test-Rite International 144A               75,000                   56
      Unimicron Technology 144A                  47,000                   79
                                                                 -----------
Total Warrants
  (Cost $241)                                                            294
                                                                 -----------


DESCRIPTION                                                      VALUE (000)

Total Investments -- 100.9% +
  (Cost $77,720)                                                 $    86,273
                                                                 -----------

Other Assets and Liabilities, Net -- (0.9%)                             (805)
                                                                 -----------

Total Net Assets -- 100.0%                                       $    85,468
                                                                 ===========

--------------------------------------------------------------------------------
* Non-income producing security.
144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On April 30, 2006, the value of these securities amounted to $260,209, representing 0.3% of the net assets of the Fund.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
B2B -- Business to Business
Cl -- Class
GDR -- Global Depositary Receipt
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
TBA -- To be announced
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $77,720,458, and the unrealized appreciation and depreciation were $9,642,592 and $(1,090,052), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)



DESCRIPTION                                   SHARES             VALUE (000)

COMMON STOCK -- 104.0%
    BASIC MATERIALS -- 2.1%
      CHEMICALS-DIVERSIFIED -- 0.3%
      Dow Chemical(D)                            47,072          $     1,912
                                                                 -----------
      CHEMICALS-SPECIALTY -- 0.3%
      Hercules(D)*                              118,970                1,691
                                                                 -----------
      GOLD MINING -- 0.8%
      Newmont Mining(C)                          84,720                4,944
                                                                 -----------
      METAL-DIVERSIFIED -- 0.3%
      Freeport-McMoRan Copper &
         Gold, Cl B                              25,302                1,634
                                                                 -----------
      RUBBER-TIRES -- 0.4%
      Goodyear Tire & Rubber(D)*                159,432                2,232
                                                                 -----------
    Total Basic Materials (Cost $11,541)                              12,413
                                                                 -----------
    CONSUMER CYCLICAL -- 13.3%
      APPAREL MANUFACTURERS -- 1.1%
      VF                                        111,403                6,817
                                                                 -----------
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                                 11,212                  918
                                                                 -----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
      Johnson Controls(C)                        11,897                  970
                                                                 -----------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
      DR Horton(D)                               70,352                2,112
      KB Home(C)                                 18,777                1,156
      Lennar, Cl A(C)                             8,685                  477
                                                                 -----------
                                                                       3,745
      CABLE TV -- 0.4%
      Comcast, Cl A(D)*                          69,443                2,149
                                                                 -----------
      DISTRIBUTION/WHOLESALE -- 0.8%
      W.W. Grainger                              62,300                4,792
                                                                 -----------
      HOTELS & MOTELS -- 1.3%
      Marriott International, Cl A              104,086                7,605
                                                                 -----------
      LEISURE & RECREATIONAL PRODUCTS -- 0.7%
      Brunswick(D)                              108,366                4,250
                                                                 -----------
      MULTIMEDIA -- 0.6%
      Meredith(C)                                 9,372                  465
      News, Cl A*                               187,378                3,215
                                                                 -----------
                                                                       3,680
      RETAIL-APPAREL/SHOE -- 0.2%
      Nordstrom(C)                               32,038                1,228
                                                                 -----------
      RETAIL-AUTOMOBILE -- 0.2%
      Autonation(D)*                             49,937                1,124
                                                                 -----------
      RETAIL-BUILDING PRODUCTS -- 2.6%
      Home Depot(D)                             268,917               10,738
      Lowe's                                     70,879                4,469
                                                                 -----------
                                                                      15,207


DESCRIPTION                                   SHARES             VALUE (000)

      RETAIL-DISCOUNT -- 1.1%
      Target                                     90,282          $     4,794
      Wal-Mart Stores                            37,724                1,699
                                                                 -----------
                                                                       6,493
      RETAIL-MAJOR DEPARTMENT STORE -- 0.9%
      JC Penney(C)                               78,826                5,160
                                                                 -----------
      RETAIL-RESTAURANTS -- 1.9%
      Darden Restaurants(D)                     248,151                9,827
      Yum! Brands                                26,816                1,386
                                                                 -----------
                                                                      11,213
      TOYS -- 0.6%
      Hasbro                                    185,124                3,649
                                                                 -----------
    Total Consumer Cyclical (Cost $75,235)                            79,000
                                                                 -----------
    CONSUMER NON-CYCLICAL -- 7.8%
      AGRICULTURAL OPERATIONS -- 1.0%
      Archer-Daniels-Midland(D)                 167,079                6,072
                                                                 -----------
      BEVERAGES-NON-ALCOHOLIC -- 0.5%
      Coca-Cola Enterprises(D)                  101,729                1,987
      Pepsi Bottling Group(C)                    23,461                  753
                                                                 -----------
                                                                       2,740
      CONSUMER PRODUCTS-MISCELLANEOUS -- 2.0%
      Clorox(D)                                  68,257                4,381
      Fortune Brands(D)                          92,466                7,425
                                                                 -----------
                                                                      11,806
      FOOD-DAIRY PRODUCTS -- 1.0%
      Dean Foods*                               145,061                5,746
                                                                 -----------
      FOOD-MEAT PRODUCTS -- 0.5%
      Tyson Foods, Cl A(C)                      213,785                3,121
                                                                 -----------
      FOOD-RETAIL -- 1.8%
      Kroger                                    166,659                3,376
      Safeway                                   298,681                7,506
                                                                 -----------
                                                                      10,882
      FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
      Supervalu(C)                                5,934                  172
                                                                 -----------
      TOBACCO -- 1.0%
      Altria Group(C)                            80,324                5,876
                                                                 -----------
    Total Consumer Non-Cyclical (Cost $42,850)                        46,415
                                                                 -----------
    ENERGY -- 10.4%
      OIL & GAS DRILLING -- 0.4%
      Nabors Industries*                         69,104                2,580
                                                                 -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
      Devon Energy(D)                            52,323                3,145
                                                                 -----------
      OIL COMPANIES-INTEGRATED -- 8.8%
      Chevron(D)                                 65,436                3,993
      ConocoPhillips(D)                          97,055                6,493
      Exxon Mobil                               430,705               27,169
      Marathon Oil                              144,210               11,444


--------------------------------------------------------------------------------
1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)



DESCRIPTION                                   SHARES             VALUE (000)

      OIL COMPANIES-INTEGRATED -- CONTINUED
      Occidental Petroleum(C)                    29,860          $     3,068
                                                                 -----------
                                                                      52,167
      OIL REFINING & MARKETING -- 0.3%
      Sunoco(C)                                  21,108                1,711
                                                                 -----------
      OIL-FIELD SERVICES -- 0.4%
      Halliburton                                26,826                2,096
                                                                 -----------
    Total Energy (Cost $55,771)                                       61,699
                                                                 -----------
    FINANCIAL -- 22.3%
      COMMERCIAL BANKS-EASTERN US -- 0.0%
      North Fork Bancorporation                   3,356                  101
                                                                 -----------
      FINANCE-COMMERCIAL -- 1.5%
      CIT Group(D)                              160,160                8,650
                                                                 -----------
      FINANCE-CREDIT CARD -- 1.2%
      American Express                          125,984                6,779
      Capital One Financial(D)                    6,551                  568
                                                                 -----------
                                                                       7,347
      FINANCE-INVESTMENT BANKER/BROKER -- 4.1%
      Citigroup(D)                              119,001                5,944
      JPMorgan Chase(C)                         267,631               12,145
      Lehman Brothers Holdings(C)                29,519                4,462
      Merrill Lynch                              26,106                1,991
                                                                 -----------
                                                                      24,542
      FINANCE-MORTGAGE LOAN/BANKER -- 0.6%
      Countrywide Credit
      Industry(D)                                81,067                3,296
                                                                 -----------
      INSURANCE BROKERS -- 0.7%
      AON                                        94,322                3,953
                                                                 -----------
      LIFE/HEALTH INSURANCE -- 0.6%
      Cigna(D)                                   32,397                3,467
                                                                 -----------
      MULTI-LINE INSURANCE -- 6.4%
      Allstate(D)                                87,051                4,918
      American International
         Group(D)                                98,581                6,433
      Loews(C)                                  130,271               13,828
      Metlife(C)                                251,620               13,109
                                                                 -----------
                                                                      38,288
      PROPERTY/CASUALTY INSURANCE -- 0.6%
      Safeco                                     10,537                  547
      St. Paul Travelers(C)                      62,185                2,738
                                                                 -----------
                                                                      3,285
      REITS-REGIONAL MALLS -- 1.0%
      Simon Property Group(C)                    70,157                5,744
                                                                 -----------
      REITS-STORAGE -- 0.0%
      Public Storage(C)                           3,568                  274
                                                                 -----------
      S&L/THRIFTS-WESTERN US -- 0.0%
      Washington Mutual                           4,250                  192
                                                                 -----------
      SUPER-REGIONAL BANKS-US -- 5.6%
      Bank of America(D)                        161,647                8,069



DESCRIPTION                                   SHARES             VALUE (000)
      SUPER-REGIONAL BANKS-US -- CONTINUED
      Wachovia                                  201,470          $    12,058
      Wells Fargo                               189,019               12,984
                                                                 -----------
                                                                      33,111
                                                                 -----------
    Total Financial (Cost $118,494)                                  132,250
                                                                 -----------
    HEALTH CARE -- 10.2%
      HEALTH CARE COST CONTAINMENT -- 2.1%
      McKesson(C)                               250,953               12,194
                                                                 -----------
      MEDICAL INSTRUMENTS -- 0.0%
      Boston Scientific*                         12,421                  289
                                                                 -----------
      MEDICAL PRODUCTS -- 3.2%
      Becton Dickinson(D)                        19,059                1,201
      Johnson & Johnson(C)                      307,060               17,997
                                                                 -----------
                                                                      19,198
      MEDICAL-BIOMEDICAL/GENETIC -- 0.2%
      Amgen(D)*                                  21,614                1,463
                                                                 -----------
      MEDICAL-DRUGS -- 0.1%
      Abbott Laboratories(D)                     17,124                  732
                                                                 -----------
      MEDICAL-HMO -- 0.2%
      Humana(D)*                                 20,345                  919
                                                                 -----------
      MEDICAL-HOSPITALS -- 0.1%
      HCA(D)                                     12,500                  549
                                                                 -----------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 3.1%
      AmerisourceBergen(D)                       91,714                3,957
      Cardinal Health(D)                        210,109               14,151
                                                                 -----------
                                                                      18,108
      OPTICAL SUPPLIES -- 0.6%
      Bausch & Lomb(D)                           72,801                3,564
                                                                 -----------
      PHARMACY SERVICES -- 0.6%
      Medco Health Solutions*                    65,883                3,507
                                                                 -----------
    Total Health Care (Cost $ 62,531)                                 60,523
                                                                 -----------
    INDUSTRIAL -- 8.8%
      AEROSPACE/DEFENSE -- 2.5%
      Boeing                                     67,106                5,600
      Lockheed Martin(C)                        113,738                8,632
      Raytheon(C)                                10,748                  476
                                                                 -----------
                                                                      14,708
      CONTAINERS-METAL/GLASS -- 0.3%
      Ball(D)                                    40,109                1,603
                                                                 -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 1.9%
      Danaher                                    22,636                1,451
      General Electric(D)                       174,899                6,050
      Parker Hannifin                            45,782                3,711
                                                                 -----------
                                                                      11,212
      ELECTRONICS-MILITARY -- 0.2%
      L-3 Communications
         Holdings(C)                             14,228                1,162
                                                                 -----------

--------------------------------------------------------------------------------
2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)



DESCRIPTION                                   SHARES             VALUE (000)

     ENGINEERING/R&D SERVICES -- 0.3%
      Fluor                                      20,370          $     1,893
                                                                 -----------
      ENGINES-INTERNAL COMBUSTION -- 0.5%
      Cummins(D)                                 25,523                2,667
                                                                 -----------
      INSTRUMENTS-SCIENTIFIC -- 0.9%
      Fisher Scientific
         International(D)*                       79,203                5,588
                                                                 -----------
      MACHINERY-CONSTRUCTION & MINING -- 1.3%
      Caterpillar                               101,108                7,658
                                                                 -----------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
      Allied Waste Industries*                  104,087                1,474
                                                                 -----------
      TOOLS-HAND HELD -- 0.7%
      Black & Decker(D)                          43,915                4,111
                                                                 -----------
    Total Industrial (Cost $ 46,975)                                  52,076
                                                                 -----------
    SERVICES -- 6.2%
      COMMERCIAL SERVICES -- 0.3%
      Convergys*                                 83,002                1,616
                                                                 -----------
      COMMERCIAL SERVICES-FINANCE -- 1.5%
      H&R Block(D)                              380,350                8,684
                                                                 -----------
      COMPUTER SERVICES -- 1.0%
      Affiliated Computer
      Services(D)*                               87,759                4,893
      Electronic Data Systems, Cl A              45,633                1,236
                                                                 -----------
                                                                       6,129
      PRINTING-COMMERCIAL -- 0.1%
      RR Donnelley & Sons                        18,474                  622
                                                                 -----------
      TELEPHONE-INTEGRATED -- 3.3%
      BellSouth                                  62,863                2,123
      Qwest Communications
         International(C)*                      504,155                3,383
      Sprint Nextel(C)                          544,441               13,502
      Verizon Communications                     15,187                  502
                                                                 -----------
                                                                      19,510
                                                                 -----------
    Total Services (Cost $36,104)                                     36,561
                                                                 -----------
    TECHNOLOGY -- 16.7%
      APPLICATIONS SOFTWARE -- 1.1%
      Intuit*                                    27,991                1,516
      Microsoft(C)                              223,665                5,402
                                                                 -----------
                                                                       6,918
      COMPUTER AIDED DESIGN -- 0.6%
      Autodesk(D)                                18,223                  766
      Parametric Technology*                    173,384                2,590
                                                                 -----------
                                                                       3,356
      COMPUTERS -- 6.6%
      Apple Computer*                            16,896                1,189
      Dell*                                     132,132                3,462
      Hewlett-Packard(D)                        431,914               14,024



DESCRIPTION                                   SHARES             VALUE (000)
      COMPUTERS -- CONTINUED
      International Business
         Machines(D)                            248,586          $    20,469
                                                                 -----------
                                                                      39,144
      COMPUTERS-INTEGRATED SYSTEMS -- 0.5%
      NCR(C)*                                    76,195                3,002
                                                                 -----------
      E-COMMERCE/PRODUCTS -- 0.8%
      Amazon.com(D)*                            140,868                4,960
                                                                 -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.3%
      Jabil Circuit                              42,145                1,643
                                                                 -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 5.1%
      Freescale Semiconductor,
         Cl B(D)*                               162,422                5,144
      Intel(C)                                  477,209                9,535
      Nvidia(C)*                                160,846                4,700
      Texas Instruments(C)                      313,198               10,870
                                                                 -----------
                                                                      30,249
      NETWORKING PRODUCTS -- 0.4%
      Cisco Systems(D)*                         120,828                2,531
                                                                 -----------
      TELECOMMUNICATION EQUIPMENT -- 0.1%
      Lucent Technologies(C)*                   179,417                  501
                                                                 -----------
      WEB PORTALS/ISP -- 0.5%
      Google, Cl A*                               2,328                  973
      Yahoo!*                                    55,267                1,812
                                                                 -----------
                                                                       2,785
      WIRELESS EQUIPMENT -- 0.7%
      Motorola(C)                               196,216                4,189
                                                                 -----------
    Total Technology (Cost $94,633)                                   99,278
                                                                 -----------
    TRANSPORTATION -- 2.8%
      TRANSPORT-RAIL -- 1.0%
      CSX(D)                                     63,699                4,363
      Union Pacific                              18,928                1,726
                                                                 -----------
                                                                       6,089
      TRANSPORT-SERVICES -- 1.8%
      FedEx(D)                                   29,316                3,375
      Ryder System(C)                            49,913                2,603
      United Parcel Service, Cl B                57,942                4,698
                                                                 -----------
                                                                      10,676
                                                                 -----------
    Total Transportation (Cost $13,799)                               16,765
                                                                 -----------
    UTILITIES -- 3.4%
      GAS-DISTRIBUTION -- 0.2%
      Peoples Energy                             36,818                1,339
                                                                 -----------
      ELECTRIC-GENERATION -- 0.6%
      AES(D)*                                   196,648                3,337
                                                                 -----------
      ELECTRIC-INTEGRATED -- 2.6%
      Centerpoint Energy(D)                     321,653                3,866
      CMS Energy(D)*                            109,081                1,453
      Edison International(D)                    76,280                3,083


--------------------------------------------------------------------------------
3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)



                                           SHARES/FACE
DESCRIPTION                                AMOUNT (000)          VALUE (000)

      ELECTRIC-INTEGRATED -- CONTINUED
      Public Service Enterprise
         Group(C)                                 9,669          $       606
      TXU                                        94,837                4,706
      Xcel Energy                                98,353                1,853
                                                                 -----------
                                                                      15,567
                                                                 -----------
    Total Utilities (Cost $19,621)                                    20,243
                                                                 -----------
Total Common Stock                                                   617,223
  (Cost $577,554)                                                -----------

TREASURY BILLS -- 6.5%
    United States Treasury Bill(A)(B)
      4.568%, 07/27/06                     $     39,240               38,805
                                                                 -----------
Total Treasury Bills
  (Cost $38,813)                                                      38,805
                                                                 -----------

CASH EQUIVALENT -- 11.2%
      HighMark Diversified Money
         Market Fund                          6,818,097                6,818
      Union Bank of California
         Money Market Fund                   59,630,448               59,630
                                                                 -----------
Total Cash Equivalent
  (Cost $66,448)                                                      66,448
                                                                 -----------

Total Investments -- 121.7% +
  (Cost $682,815)                                                    722,476
                                                                 -----------

SECURITIES SOLD SHORT -- (17.3)%

    BASIC MATERIALS -- (0.4)%

      PAPER & RELATED PRODUCTS -- (0.1)%
      Meadwestvaco                              (19,557)                (558)
                                                                 -----------
      RUBBER-TIRES -- (0.3)%
      Cooper Tire & Rubber                     (157,039)              (1,994)
                                                                 -----------
    Total Basic Materials (Proceeds $ (3,085))                        (2,552)
                                                                 -----------
    CONSUMER CYCLICAL -- (4.7)%
      CASINO SERVICES -- (0.3)%
      International Game Technology             (47,977)              (1,820)
                                                                 -----------
      PUBLISHING-NEWSPAPERS -- (0.8)%
      New York Times, Cl A                     (147,883)              (3,666)
      Tribune                                   (54,836)              (1,581)
                                                                 -----------
                                                                      (5,247)
      RETAIL-JEWELRY -- (1.0)%
      Tiffany                                  (171,712)              (5,991)
                                                                 -----------
      RETAIL-OFFICE SUPPLIES -- (0.6)%
      Officemax                                 (85,229)              (3,298)
                                                                 -----------
      RETAIL-REGIONAL DEPARTMENT STORE -- (0.8)%
      Kohls*                                    (88,779)              (4,957)
                                                                 -----------
      RETAIL-RESTAURANTS -- (0.3)%
      Wendy's International                     (25,572)              (1,580)
                                                                 -----------
      TELEVISION -- (0.9)%
      CBS, Cl B                                (161,946)              (4,126)


DESCRIPTION                                   SHARES             VALUE (000)

      TELEVISION -- CONTINUED
      Univision Communications,
        Cl A*                                   (32,992)         $    (1,177)
                                                                 -----------
                                                                      (5,303)
                                                                 -----------
    Total Consumer Cyclical (Proceeds $ (27,235))                    (28,196)
                                                                 -----------
    CONSUMER NON-CYCLICAL -- (2.7)%
      COSMETICS & TOILETRIES -- (0.3)%
      Alberto Culver                            (35,453)              (1,594)
                                                                 -----------
      FOOD-MISCELLANEOUS/DIVERSIFIED -- (2.1)%
      H J Heinz                                (304,738)             (12,650)
                                                                 -----------
      FOOD-RETAIL -- (0.3)%
      Whole Foods Market                        (30,886)              (1,896)
                                                                 -----------
    Total Consumer Non-Cyclical (Proceeds $
    (15,177))                                                        (16,140)
                                                                 -----------
    ENERGY -- (1.7)%
      PIPELINES -- (1.7)%
      Kinder Morgan                            (117,268)             (10,322)
                                                                 -----------
    Total Energy (Proceeds $ (10,931))                               (10,322)
                                                                 -----------
    FINANCIAL -- (1.7)%
      COMMERCIAL SERVICES-FINANCE -- (0.4)%
      Paychex                                   (61,913)              (2,501)
                                                                 -----------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- (0.5)%
      Janus Capital Group                      (140,026)              (2,724)
                                                                 -----------
      SUPER-REGIONAL BANKS-US -- (0.8)%
      Fifth Third Bank                         (122,161)              (4,939)
                                                                 -----------
    Total Financial (Proceeds $ (8,655))                             (10,164)
                                                                 -----------
    HEALTH CARE -- (1.1)%
      MEDICAL-BIOMEDICAL/GENETIC -- (0.3)%
      Biogen Idec*                              (36,587)              (1,641)
                                                                 -----------
      MEDICAL-HOSPITALS -- (0.8)%
      Health Management
         Associates, Cl A                      (166,247)              (3,443)
      Tenet Healthcare*                        (197,043)              (1,639)
                                                                 -----------
                                                                      (5,082)
                                                                 -----------
    Total Health Care (Proceeds $ (7,236))                            (6,723)
                                                                 -----------
    INDUSTRIAL -- (0.5)%
      FILTRATION/SEPARATION PRODUCTS -- (0.1)%
      Pall                                      (17,548)                (530)
                                                                 -----------
      POWER CONVERSION/SUPPLY EQUIPMENT -- (0.4)%
      American Power Conversion                 (96,569)              (2,147)
                                                                 -----------
    Total Industrial (Proceeds $ (2,471))                             (2,677)
                                                                 -----------
    SERVICES -- (0.6)%
      COMMERCIAL SERVICES-FINANCE -- (0.3)%
      Moody's                                   (24,009)              (1,489)
                                                                 -----------



--------------------------------------------------------------------------------
4                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)




DESCRIPTION                                   SHARES             VALUE (000)

      HUMAN RESOURCES -- (0.3)%
      Monster Worldwide*                        (33,504)         $    (1,923)
                                                                 -----------
    Total Services (Proceeds $ (3,210))                               (3,412)
                                                                 -----------
    TECHNOLOGY -- (2.6)%
      COMPUTERS-MEMORY DEVICES -- 0.0%
      Sandisk*                                   (1,199)                 (77)
                                                                 -----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- (0.8)%
      Applied Micro Circuits*                  (144,987)                (532)
      PMC-Sierra*                              (239,967)              (2,983)
      Qlogic*                                   (68,596)              (1,427)
                                                                 -----------
                                                                      (4,942)
      INTERNET SECURITY -- (0.8)%
      Symantec*                                (287,110)              (4,703)
                                                                 -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- (0.1)%
      Maxim Integrated Products                 (14,212)                (501)
                                                                 -----------
      TELECOMMUNICATION EQUIPMENT -- (0.6)%
      Tellabs*                                 (215,784)              (3,420)
                                                                 -----------
      TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- (0.3)%
      Ciena*                                   (250,670)              (1,024)
      Corning*                                   (3,448)                 (95)
      JDS Uniphase*                            (220,549)                (770)
                                                                 -----------
                                                                      (1,890)
                                                                 -----------
    Total Technology (Proceeds $ (13,001))                           (15,532)
                                                                 -----------
    UTILITIES -- (1.2)%
      ELECTRIC-INTEGRATED -- (0.9)%
      Pinnacle West Capital                    (137,196)              (5,503)
                                                                 -----------
      INDEPENDENT POWER PRODUCER -- (0.3)%
      Dynegy, Cl A                             (334,659)              (1,663)
                                                                 -----------
    Total Utilities (Proceeds $ (7,314))                              (7,166)
                                                                 -----------
Total Securities Sold Short                                         (102,884)
  (Proceeds $(98,315))                                           -----------

WRITTEN INDEX OPTION CONTRACTS -- (1.4)%
    CBOE Dow Jones Utility
          May 2006 390 Call                          --                 (503)
    PHLX Bank
          May 2006 108 Call                          (2)              (1,062)
    PHLX Gold/Silver Index
          May 2006 155 Call                          (1)                (867)
    S&P 500 Index
          May 2006 1290 Call                         (1)              (4,147)
    S&P 500 Index
          May 2006 1310 Call                         (1)              (1,639)
                                                                 -----------
Total Written Index Option Contracts
  (Premiums Received $(7,145))                                        (8,218)
                                                                 -----------

Other Assets and Liabilities, Net -- (3.0%)                          (17,747)
                                                                 -----------

Total Net Assets -- 100.0%                                       $   593,627
                                                                 ===========



-----------------------------------------------------------------

* Non-income producing security.
(A) The rate reported is the effective yield at time of purchase.
(B) All or a portion of this security has been pledged as collateral for open futures contracts.
(C) All or a portion of this security is held as collateral for short sales.
(D) All or a portion of this security has been pledged as collateral on open written option contracts.
Cl -- Class
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.
Amounts designated as -- are either 0 or have been rounded to 0.

+ At April 30, 2006, the tax basis cost of the Fund's investments (excluding securities sold short and written index option contracts) was $682,815,379, and the unrealized appreciation and depreciation were $51,987,193 and $(12,326,396), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
5                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Analytic Defensive Equity Fund
April 30, 2006 (Unaudited)

As of April 30, 2006, the Fund had the following futures contracts open:
--------------------------------------------------------------------------------

                              Number of                                        Unrealized
Contract                     Contracts         Contract       Expiration      Appreciation
Description                                     Value            Date        (Depreciation)
---------------------------- ------------ ------------------- ------------ -------------------
Amsterdam Index                   602       $  70,875,353       May-06       $   1,961,989
Australian 10-year Bond           302          23,447,090       June-06            279,438
CAC40 Index                     1,055          68,266,742       May-06           2,785,596
Canadian 10-year                  554          54,656,376       June-06            259,877
DAX Index                        (357)        (67,868,689)      June-06         (5,664,562)
DJ Euro Stoxx 50 Index            104           4,970,125       June-06            270,220
Euro Bond                         393          57,305,889       June-06          1,784,777
FTSE 100 Index                    687          75,468,899       June-06          4,265,324
Hang Seng Index                   (32)         (3,411,118)      May-06              20,755
IBEX 35 Plus Index                309          46,135,200       May-06           1,643,021
Japan 10-year Bond                 47          54,735,640       June-06          1,127,822
Long Gilt 10-year                (486)        (97,223,043)      June-06         (1,330,743)
OMX Futures Index               3,000          42,269,612       May-06              32,422
S&P 500  Futures Index           (137)        (54,938,825)      June-06           (909,725)
S&P/MIB Index                    (289)        (68,137,263)      June-06         (2,640,336)
S&P/TSE 60 Index                 (464)        (57,041,897)      June-06         (2,008,909)
SPI 200 Index                    (688)        (68,621,816)      June-06         (5,238,848)
TOPIX Index                       291          44,061,479       June-06          4,286,790
US 10-year Note                (1,013)       (106,950,641)      June-06          2,305,284
                                                                             -------------
                                                                             $   3,230,192
                                                                             =============




As of April 30, 2006, the Fund had the following forward foreign currency contracts outstanding:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                           Unrealized
    Maturity                                                                                               Appreciation/
      Date               Currency to Deliver                Currency to Receive     Contract Value        (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
06/21/2006        USD          113,740,795      AUD             156,000,000         $ 118,370,560          $  4,629,765
06/21/2006        USD          100,504,954      CAD             115,000,000           103,059,908             2,554,954
06/21/2006        USD          106,465,525      NOK             710,000,000           115,717,147             9,251,622
06/21/2006        USD           29,583,289      NZD              47,000,000            29,878,652               295,363
06/21/2006        USD           88,108,315      SEK             690,000,000            94,257,636             6,149,321
06/21/2006        GBP           41,000,000      USD              71,014,110            74,820,797           (3,806,687)
06/21/2006        EUR           94,000,000      USD             112,495,500           118,995,341           (6,499,841)
06/21/2006        JPY       13,400,000,000      USD             114,154,094           118,570,918           (4,416,824)
06/21/2006        CHF          120,000,000      USD              91,991,886            97,306,548           (5,534,662)
06/21/2006        CAD           69,000,000      USD              59,667,551            61,835,945           (2,168,394)
                                                                                                           -----------

                                                                                                TOTAL      $   454,617
                                                                                                           ===========

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- U.S. Dollar

--------------------------------------------------------------------------------
6                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Clay Finlay China Fund
April 30, 2006 (Unaudited)




                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)

COMMON STOCK -- 89.9%
    BASIC MATERIALS -- 9.1%
      CHEMICALS-DIVERSIFIED -- 2.1%
      Kingboard Chemical Holdings               105,000          $       277
                                                                 -----------
      GOLD MINING -- 4.6%
      Sino Gold*                                 77,300                  307
      Zijin Mining Group, Cl H                  504,000                  283
                                                                 -----------
                                                                         590
      PAPER & RELATED PRODUCTS -- 2.4%
      Lee & Man Paper
      Manufacturing                             214,000                  315
                                                                 -----------
    Total Basic Materials (Cost $987)                                  1,182
                                                                 -----------
    CONSUMER CYCLICAL -- 11.2%
      APPAREL MANUFACTURERS -- 3.5%
      China Ting Group Holdings               1,034,000                  290
      Ports Design                              100,000                  158
                                                                 -----------
                                                                         448
      AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 1.9%
      Norstar Founders Group                    552,000                  253
                                                                 -----------
      DISTRIBUTION/WHOLESALE -- 1.5%
      Esprit Holdings                            25,000                  200
                                                                 -----------
      FOOTWEAR & RELATED APPAREL -- 1.5%
      Prime Success International
         Group                                  292,000                  194
                                                                 -----------
      HOTELS & MOTELS -- 1.6%
      Regal Hotels International
         Holdings                             2,220,000                  212
                                                                 -----------
      RETAIL-HYPERMARKETS -- 1.2%
      Wumart Stores, Cl H                        46,000                  151
                                                                 -----------
    Total Consumer Cyclical (Cost $ 1,380)                             1,458
                                                                 -----------
    CONSUMER NON-CYCLICAL -- 2.1%
      BREWERY -- 0.9%
      Kingway Brewery Holdings                  278,000                  116
                                                                 -----------
      FOOD-DAIRY PRODUCTS -- 1.2%
      China Mengniu Dairy                       141,000                  161
                                                                 -----------
    Total Consumer Non-Cyclical (Cost $241)                              277
                                                                 -----------
    ENERGY -- 20.5%
      GAS-DISTRIBUTION -- 2.1%
      Xinao Gas Holdings                        292,000                  269
                                                                 -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 7.6%
      CNOOC                                   1,210,000                  996
                                                                 -----------
      OIL COMPANIES-INTEGRATED -- 7.4%
      China Petroleum & Chemical,
           Cl H                                 902,000                  577
      PetroChina ADR                              3,400                  382
                                                                 -----------
                                                                         959


                                                                   MARKET
DESCRIPTION                                   SHARES             VALUE (000)
      PIPELINES -- 1.5%
      China Gas Holdings*                     1,108,000          $       192
                                                                 -----------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 1.9%
      Harbin Power Equipment, Cl H              278,000                  253
                                                                 -----------
    Total Energy (Cost $2,416)                                         2,669
                                                                 -----------
    FINANCIAL -- 14.5%
      LIFE/HEALTH INSURANCE -- 3.0%
      China Life Insurance, Cl H                284,000                  383
                                                                 -----------
      REAL ESTATE OPERATION/DEVELOPMENT -- 11.5%
      Cheung Kong Holdings                       44,000                  496
      Far East Consortium                       382,000                  170
      Hopson Development Holdings                60,000                  137
      Shanghai Real Estate                    1,210,000                  283
      Shun TAK Holdings                         164,000                  208
      Sino Land                                 124,000                  206
                                                                 -----------
                                                                       1,500
                                                                 -----------
    Total Financial (Cost $1,696)                                      1,883
                                                                 -----------
    HEALTH CARE -- 3.6%
      DISPOSABLE MEDICAL PRODUCTS -- 1.6%
      Shandong Weigao, Cl H                     376,000                  201
                                                                 -----------
      FEMININE HEALTH CARE PRODUCTS -- 2.0%
      Hengan International Group                160,000                  265
                                                                 -----------
    Total Health Care (Cost $396)                                        466
                                                                 -----------
    INDUSTRIAL -- 5.7%
      MACHINERY-GENERAL INDUSTRY -- 1.4%
      Shanghai Prime
         Machinery,      Cl H*                  500,000                  187
                                                                 -----------
      MACHINERY-MATERIAL HANDLING -- 2.2%
      Shanghai Zhenhua Port
         Machinery, Cl B                        143,000                  283
                                                                 -----------
      MISCELLANEOUS MANUFACTURING -- 2.1%
      Peace Mark Holdings                       530,000                  268
                                                                 -----------
    Total Industrial (Cost $580)                                         738
                                                                 -----------
    SERVICES -- 7.3%
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 2.4%
      China Resources Enterprise                144,000                  308
                                                                 -----------
      PRINTING-COMMERCIAL -- 1.3%
      Vision Grande Group Holdings              164,000                  169
                                                                 -----------
      PROTECTION-SAFETY -- 0.9%
      GST Holdings                              292,000                  113
                                                                 -----------
      RENTAL AUTO/EQUIPMENT -- 1.7%
      COSCO Pacific                              96,000                  229
                                                                 -----------
      SCHOOLS -- 1.0%
      Raffles Education                          85,000                  134
                                                                 -----------
    Total Services (Cost $837)                                           953
                                                                 -----------


1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS


Old Mutual Clay Finlay China Fund
April 30, 2006 (Unaudited)




                                            SHARES/FACE
DESCRIPTION                                 AMOUNT (000)         VALUE (000)
    TECHNOLOGY -- 12.4%
      APPLICATIONS SOFTWARE -- 2.3%
      Kingdee International
         Software Group                         900,000          $       302
                                                                 -----------
      CELLULAR TELECOMMUNICATIONS -- 2.0%
      China Mobile                               43,500                  252
                                                                 -----------
      COMPUTERS-PERIPHERAL EQUIPMENT -- 2.3%
      TPV Technology                            278,000                  301
                                                                 -----------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.6%
      Hon Hai Precision GDR                      34,400                  467
                                                                 -----------
      TELECOMMUNICATION EQUIPMENT -- 1.4%
      Vtech Holdings                             39,000                  185
                                                                 -----------
      WEB PORTALS/ISP -- 0.8%
      Sina*                                       3,800                  101
                                                                 -----------
    Total Technology (Cost $1,484)                                     1,608
                                                                 -----------
    TRANSPORTATION -- 3.5%
      AIRPORT DEVELOPMENT/MAINTENANCE -- 0.9%
      Beijing Capital
         International Airport,
         Cl H                                   206,000                  120
                                                                 -----------
      PUBLIC THROUGH FARES -- 1.7%
      Anhui Expressway, Cl H                    308,000                  224
                                                                 -----------
      WAREHOUSING & HARBOR TRANSPORTATION SERVICES -- 0.9%
      Dalian Port PDA, Cl H*                    200,000                  112
                                                                 -----------
    Total Transportation (Cost $ 348)                                    456
                                                                 -----------
Total Common Stock
  (Cost $10,365)                                                       1,690
                                                                 -----------

REPURCHASE AGREEMENT -- 2.1%
  Morgan Stanley, 4.650%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $268,321 (collateralized by a
    U.S. Government obligation,
    par value $290,000, 6.000%,
    11/15/24; total market value
    $285,143)(A)                            $       268                  268
                                                                 -----------
Total Repurchase Agreement
  (Cost $268)                                                            268
                                                                 -----------

Total Investments -- 92.0% +
  (Cost $10,633)                                                      11,958
                                                                 -----------

Other Assets and Liabilities, Net -- 8.0%                              1,037
                                                                 -----------

Total Net Assets -- 100.0%                                       $    12,995
                                                                 ===========




--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $10,633,412, and the unrealized appreciation and depreciation were $1,427,205 and $(102,695), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 44.8%

    BASIC MATERIALS -- 6.5%

      DIVERSIFIED MINERALS -- 1.5%
      Cia Vale do Rio Doce ADR               900  $        46
                                                  ------------
      GOLD MINING -- 3.2%
      Randgold Resources ADR*              4,200          102
                                                  ------------
      STEEL-PRODUCERS -- 1.8%
      Evraz Group GDR 144A                 2,300           58
                                                  ------------
    Total Basic Materials (Cost $153)                     206
                                                  ------------
    CONSUMER CYCLICAL -- 2.4%

      BROADCAST SERVICES/PROGRAMMING -- 1.2%
      Grupo Televisa ADR                   1,800           38
                                                  ------------
      RETAIL-HYPERMARKETS -- 1.2%
      Wal-Mart de Mexico ADR, Cl V         1,400           40
                                                  ------------
    Total Consumer Cyclical (Cost $76)                     78
                                                  ------------
    CONSUMER NON-CYCLICAL -- 4.9%

      BREWERY -- 2.7%

      Grupo Modelo ADR, Cl C                 800           31
      United Breweries ADR                 2,200           54
                                                  ------------
                                                           85
      MEDICAL-GENERIC DRUGS -- 2.2%

      Teva Pharmaceutical ADR              1,700           69
                                                  ------------
    Total Consumer Non-Cyclical (Cost $160)               154
                                                  ------------
    ENERGY -- 10.3%

      OIL COMPANIES-INTEGRATED -- 10.3%
      China Petroleum & Chemical ADR         500           32
      LUKOIL ADR                             900           81
      PetroChina ADR                         200           23
      Petroleo Brasileiro ADR                900           89
      Surgutneftegaz ADR                   1,200          102
                                                  ------------
                                                          327
                                                  ------------
    Total Energy (Cost $234)                              327
                                                  ------------
    FINANCIAL -- 1.4%

      COMMERCIAL BANKS NON-US -- 1.4%
      ICICI Bank ADR                       1,700           46
                                                  ------------
    Total Financial (Cost $49)                             46
                                                  ------------
    INDUSTRIAL -- 8.6%

      AEROSPACE/DEFENSE -- 1.7%

      Empresa Brasileira de
         Aeronautica ADR                   1,400           54
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.3%
      Hon Hai Precision GDR 144A           7,800          106
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT -- 2.1%
      Delta Electronics GDR                4,400           69
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

      SHIPBUILDING -- 1.5%
      Daewoo Shipbuilding, GDR
         144A                                800  $        47
                                                  ------------
    Total Industrial (Cost $252)                          276
                                                  ------------
    TECHNOLOGY -- 10.7%

      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.9%
      Samsung Electronics GDR 144A           460          156
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE -- 1.2%
      Radware*                             2,500           39
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 3.8%

      Taiwan Semiconductor
         Manufacturing ADR                 2,800           29
      United Microelectronics ADR         24,000           91
                                                  ------------
                                                          120
      WEB PORTALS/ISP -- 0.8%
      Sina*                                  900           24
                                                  ------------
    Total Technology (Cost $306)                          339
                                                  ------------
Total Common Stock
  (Cost $1,230)                                         1,426
                                                  ------------

FOREIGN COMMON STOCK -- 51.9%

    BRAZIL -- 1.4%
      Porto Seguro                         2,200           45
                                                  ------------
    CHINA -- 3.8%
      China Gas Holdings*                100,000           17
      China Life Insurance, Cl H          24,000           32
      Hengan International Group          16,000           27
      Wumart Stores, Cl H                  5,000           17
      Zijin Mining Group, Cl H            52,000           29
                                                  ------------
    Total China                                           122
                                                  ------------
    HONG KONG -- 3.0%
      China Mengniu Dairy                 19,000           22
      CNOOC                               38,000           31
      Norstar Founders Group              36,000           16
      Shanghai Real Estate               118,000           28
                                                  ------------
    Total Hong Kong                                        97
                                                  ------------
    HUNGARY -- 0.8%
      OTP Bank*                              700           27
                                                  ------------
    INDONESIA -- 4.3%
      Bakrie & Brothers*               1,245,000           24
      Bank Niaga                         517,000           37
      Perusahaan Gas Negara               25,000           35
      Ramayana Lestari Sentosa           152,000           16
      Telekomunikasi
      Indonesia                           30,000           26
                                                  ------------
    Total Indonesia                                       138
                                                  ------------
    MALAYSIA -- 0.8%
      Transmile Group                      7,000           26
                                                  ------------

1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Clay Finlay Emerging Markets Fund
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

    MEXICO -- 2.0%
      Grupo Televisa                         400  $         8
      Sare Holding SA de CV, Cl B*        46,000           54
                                                  ------------
    Total Mexico                                           62
                                                  ------------
    PHILIPPINES -- 3.4%

      Ayala Land                         112,000           25
      Manila Water                       254,000           32
      Universal Robina                   115,000           51
                                                  ------------
    Total Philippines                                     108
                                                  ------------
    SOUTH AFRICA -- 10.9%
      Aveng                               18,000           72
      Foschini                             5,800           59
      Impala Platinum Holdings               200           38
      Lewis Group                          4,800           49
      Network Healthcare Holdings         32,000           54
      Standard Bank Group                  5,200           74
                                                  ------------
    Total South Africa                                    346
                                                  ------------
    SOUTH KOREA -- 11.2%

      Amorepacific                            80           29
      Daegu Bank                           4,400           83
      Hanmi Pharm                            100           13
      Korea Investment Holdings            1,500           64
      Korean Reinsurance                   3,840           46
      NHN                                     90           32
      Shinsegae                              120           59
      SK                                     400           30
                                                  ------------
    Total South Korea                                     356
                                                  ------------
    TAIWAN -- 5.7%

      Alpha Networks*                     33,000           43
      Motech Industries*                   1,000           28
      Test-rite International*            68,000           51
      Unimicron Technology                35,000           58
                                                  ------------
    Total Taiwan                                          180
                                                  ------------
    THAILAND -- 4.6%

      Amata                               56,000           32
      Bangkok Bank                        18,000           57
      Italian-Thai Development           216,000           41
      Kiatnakin Bank                      17,000           15
                                                  ------------
    Total Thailand                                        145
                                                  ------------
Total Foreign Common Stock
  (Cost $1,443)                                          1,652
                                                  ------------

FOREIGN PREFERRED STOCK -- 1.1%

    BRAZIL -- 1.1%
      Klabin                              14,000           36
                                                  ------------
    Total Brazil (Cost $30)                                36
                                                  ------------
Total Foreign Preferred Stock
  (Cost $30)                                               36
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

WARRANTS -- 1.2%

      LVRCL Infrastructures &
         Projects 144A                     6,000  $        38
                                                  ------------
Total Warrants
  (Cost $32)                                               38
                                                  ------------

Total Investments -- 99.0% +
  (Cost $2,735)                                         3,152
                                                  ------------

Other Assets and Liabilities, Net --1.0%                   32
                                                  ------------

Total Net Assets -- 100.0%                        $     3,184
                                                  ============

-----------------------------------------------------------------
* Non-income producing security.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On dateMonth4Day30Year2006April 30, 2006, the value of these securities amounted to $306,747, representing 9.6% of the net assets of the Portfolio.
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $2,735,336, and the unrealized appreciation and depreciation were $443,664 and $(26,956), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
April 30, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 97.0%
    BASIC MATERIALS -- 3.0%
      BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.1%
      US Concrete*                        22,465  $       308
                                                  ------------
      METAL PROCESSORS & FABRICATORS -- 1.9%
      Ladish*                             14,085          503
                                                  ------------
    Total Basic Materials (Cost $697)                     811
                                                  ------------
    CONSUMER CYCLICAL -- 13.6%
      CASINO HOTELS -- 0.7%
      Station Casinos                      2,415          186
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS -- 0.8%
      Central Garden and Pet*              4,275          210
                                                  ------------
      FOOTWEAR & RELATED APPAREL -- 0.7%
      Bakers Footwear Group*               9,550          185
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.9%
      Pinnacle Entertainment*              8,560          234
                                                  ------------
      IMPORT/EXPORT -- 0.6%
      Castle Brands*                      18,100          166
                                                  ------------
      INTIMATE APPAREL -- 0.6%
      Tefron*                             14,622          164
                                                  ------------
      RETAIL-APPAREL/SHOE -- 2.1%
      Aeropostale*                        11,530          354
      JOS A Bank Clothiers*                5,087          214
                                                  ------------
                                                          568
      RETAIL-DISCOUNT -- 1.2%
      Citi Trends*                         6,805          330
                                                  ------------
      RETAIL-RESTAURANTS -- 0.9%
      Texas Roadhouse, Cl A*              15,500          234
                                                  ------------
      RETAIL-SPORTING GOODS -- 2.0%
      Golf Galaxy*                         6,570          170
      Hibbett Sporting Goods*             11,900          361
                                                  ------------
                                                          531
      STORAGE/WAREHOUSING -- 3.1%
      Mobile Mini*                        25,396          837
                                                  ------------
    Total Consumer Cyclical (Cost $3,373)               3,645
                                                  ------------
    ENERGY -- 7.6%
      OIL & GAS DRILLING -- 1.5%
      Pioneer Drilling*                   24,820          403
                                                  ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.7%
      Cabot Oil & Gas                      4,250          209
      Encore Acquisition*                  8,417          258
                                                  ------------
                                                          467
      OIL FIELD MACHINERY & EQUIPMENT -- 1.0%
      Dresser-Rand Group*                 10,850          271
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      OIL-FIELD SERVICES -- 3.4%
      Tidewater                            3,870  $       225
      Trico Marine Services*              11,495          384
      W-H Energy Services*                 5,845          293
                                                  ------------
                                                          902
                                                  ------------
    Total Energy (Cost $1,893)                          2,043
                                                  ------------
    FINANCIAL -- 9.0%
      COMMERCIAL BANKS-EASTERN US -- 2.0%
      Signature Bank*                     15,125          535
                                                  ------------
      COMMERCIAL BANKS-WESTERN US -- 1.4%
      Community Bancorp*                  11,845          387
                                                  ------------
      FINANCE-OTHER SERVICES -- 0.8%
      GFI Group*                           3,580          204
                                                  ------------
      INTERNET FINANCIAL SERVICES -- 1.3%
      Online Resources*                   26,640          346
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.5%
      Affiliated Managers Group*           6,490          657
                                                  ------------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.0%
      Trammell Crow*                       7,150          278
                                                  ------------
    Total Financial (Cost $2,234)                       2,407
                                                  ------------
    HEALTH CARE -- 19.4%
      MEDICAL INFORMATION SYSTEMS -- 0.6%
      Phase Forward*                      11,851          162
                                                  ------------
      MEDICAL INSTRUMENTS -- 1.4%
      Conceptus*                          27,360          376
                                                  ------------
      MEDICAL LABS & TESTING SERVICES -- 1.5%
      Covance*                             6,710          392
                                                  ------------
      MEDICAL LASER SYSTEMS -- 2.7%
      LCA-Vision                          12,885          724
                                                  ------------
      MEDICAL PRODUCTS -- 1.0%
      American Medical Systems
         Holdings*                        11,690          260
                                                  ------------
      MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Keryx Biopharmaceuticals*           16,160          275
                                                  ------------
      MEDICAL-DRUGS -- 5.1%
      Adams Respiratory
         Therapeutics*                    15,220          653
      New River Pharmaceuticals*          13,605          462
      Santarus*                           31,590          244
                                                  ------------
                                                        1,359
      MEDICAL-HMO -- 1.5%
      Sierra Health Services*             10,240          402
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.1%
      Radiation Therapy Services*         11,205          286
                                                  ------------

1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
April 30, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)
      PHYSICAL PRACTICE MANAGEMENT -- 1.3%
      Healthways*                          7,380  $       362
                                                  ------------
      PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.6%
      Psychiatric Solutions*              13,440          444
                                                  ------------
      THERAPEUTICS -- 0.6%
      Theravance*                          5,915          166
                                                  ------------
    Total Health Care (Cost $4,781)                     5,208
                                                  ------------
    INDUSTRIAL -- 8.1%
      AEROSPACE/DEFENSE-EQUIPMENT -- 2.2%
      BE Aerospace*                       22,575          588
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 2.3%
      ESCO Technologies*                  12,177          617
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS -- 1.4%
      Itron*                               5,670          380
                                                  ------------
      TRANSPORT-TRUCK -- 0.9%
      Knight Transportation               12,310          240
                                                  ------------
      WIRE & CABLE PRODUCTS -- 1.3%
      General Cable*                      11,100          351
                                                  ------------
    Total Industrial (Cost $2,070)                      2,176
                                                  ------------
    SERVICES -- 12.3%
      COMMERCIAL SERVICES -- 1.5%
      Providence Service*                 13,175          413
                                                  ------------
      CONSULTING SERVICES -- 4.9%
      Advisory Board*                      8,315          467
      Corporate Executive Board            2,050          219
      Huron Consulting Group*             11,850          421
      LECG*                               10,872          201
                                                  ------------
                                                        1,308
      E-MARKETING/INFORMATION -- 0.7%
      24/7 Real Media*                    17,550          178
                                                  ------------
      HUMAN RESOURCES -- 3.3%
      Kenexa*                             11,785          391
      Labor Ready*                        19,020          503
                                                  ------------
                                                          894
      RENTAL AUTO/EQUIPMENT -- 0.7%
      Aaron Rents                          6,740          181
                                                  ------------
      SCHOOLS -- 1.2%
      ITT Educational Services*            4,835          307
                                                  ------------
    Total Services (Cost $2,893)                        3,281
                                                  ------------
    TECHNOLOGY -- 24.0%
      APPLICATIONS SOFTWARE -- 2.2%
      American Reprographics*              6,265          222
      Nuance Communications*              27,945          359
                                                  ------------
                                                          581
      COMMUNICATIONS SOFTWARE -- 0.9%
      Witness Systems*                     9,860          230
                                                  ------------

DESCRIPTION                            SHARES      VALUE (000)
      COMPUTERS -- 2.8%
      Rackable Systems*                   14,495  $       745
                                                  ------------
      E-MARKETING/INFORMATION -- 1.1%
      Valueclick*                         17,120          288
                                                  ------------
      EDUCATIONAL SOFTWARE -- 0.6%
      Blackboard*                          5,915          174
                                                  ------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.5%
      Diodes*                             11,288          460
      Microsemi*                          17,950          490
                                                  ------------
                                                          950
      ENTERPRISE SOFTWARE/SERVICES -- 2.4%
      Neoware Systems*                    18,445          400
      Taleo, Cl A*                        18,225          239
                                                  ------------
                                                          639
      INTERNET APPLICATION SOFTWARE -- 1.8%
      Stellent                            24,231          310
      Vocus*                              12,234          187
                                                  ------------
                                                          497
      INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
      Akamai Technologies*                 6,880          232
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.1%
      Hittite Microwave*                   7,450          290
                                                  ------------
      SEMICONDUCTOR EQUIPMENT -- 1.5%
      Varian Semiconductor
         Equipment Associates*            12,165          398
                                                  ------------
      TELECOMMUNICATION EQUIPMENT -- 0.6%
      CommScope*                           5,250          174
                                                  ------------
      WEB HOSTING/DESIGN -- 4.6%
      eCollege.com*                       18,585          395
      Equinix*                             4,330          285
      NIC*                                34,475          212
      Website Pros*                       29,370          335
                                                  ------------
                                                        1,227
                                                  ------------
    Total Technology (Cost $5,831)                      6,425
                                                  ------------
Total Common Stock
  (Cost $23,772)                                       25,996
                                                  ------------

INVESTMENT COMPANY -- 3.0%
    INDEX FUND-SMALL CAP -- 3.0%
      iShares Russell 2000 Growth
      Index Fund                          10,100          806
                                                  ------------
    Total Index Fund-Small Cap                            806
                                                  ------------
Total Investment Company
  (Cost $806)                                             806
                                                  ------------

2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Copper Rock Emerging Growth Fund
April 30, 2006 (Unaudited)

DESCRIPTION                            SHARES      VALUE (000)

REPURCHASE AGREEMENT -- 3.9%
  Morgan Stanley, 4.650%, dated
    04/28/06, to be repurchased
    on 05/01/06, repurchase price
    $1,042,539 (collateralized by
    a U.S. Government obligation,
    par value $1,115,000, 6.000%,
    11/15/24; total market value
    $1,096,324)(A)                     $   1,042  $     1,042
                                                  ------------
Total Repurchase Agreement
  (Cost $1,042)                                         1,042
                                                  ------------

Total Investments -- 103.9% +
  (Cost $25,620)                                       27,833
                                                  ------------

Other Assets and Liabilities, Net -- (3.9%)             (1,034)
                                                  ------------

Total Net Assets -- 100.0%                         $    26,810
                                                  ============

-----------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $25,671,637, and the unrealized appreciation and depreciation were $2,314,707 and $(142,172), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


3                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)

COMMON STOCK -- 3.6%
    BASIC MATERIALS -- 1.0%
      NON-FERROUS METALS -- 1.0%
      Cameco                               1,400  $        57
                                                  ------------
    Total Basic Materials (Cost $ 44)                      57
                                                  ------------
    ENERGY -- 1.4%
      OIL COMPANIES-INTEGRATED -- 1.4%
      LUKOIL ADR                             400           36
      Surgutneftegaz ADR                     500           42
                                                  ------------
                                                           78
                                                  ------------
    Total Energy (Cost $ 51)                               78
                                                  ------------
    INDUSTRIAL -- 0.5%
      AEROSPACE/DEFENSE -- 0.5%
      Empresa Brasileira de
      Aeronautica ADR                        800           31
                                                  ------------
    Total Industrial (Cost $ 31)                           31
                                                  ------------
    TECHNOLOGY -- 0.7%
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.7%
      United Microelectronics ADR         10,000           38
                                                  ------------
    Total Technology (Cost $ 32)                           38
                                                  ------------
Total Common Stock
  (Cost $158)                                             204
                                                  ------------

FOREIGN COMMON STOCK -- 92.9%
    AUSTRALIA -- 3.9%
      BHP Billiton                         2,839           64
      National Australia Bank                543           16
      Qantas Airways                       2,090            5
      QBE Insurance Group                    362            6
      Rio Tinto                              960           58
      Santos                               8,605           77
                                                  ------------
    Total Australia                                       226
                                                  ------------
    AUSTRIA -- 4.2%
      Erste Bank der
         Oesterreichischen
         Sparkassen*                         884           54
      Telekom Austria                      1,486           36
      Voestalpine                            638           93
      Wiener Staedtische
         Versicherung                        900           58
                                                  ------------
    Total Austria                                         241
                                                  ------------
    BELGIUM -- 2.3%
      InBev                                  703           35
      KBC Groep                              836           97
                                                  ------------
    Total Belgium                                         132
                                                  ------------
    BRAZIL -- 0.1%
      Empresa Brasileira de
         Aeronautica                         100            4
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    CANADA -- 2.5%
      Addax Petroleum*                     2,200  $        59
      Bank of Montreal                       900           52
      Goldcorp                             1,000           35
                                                  ------------
    Total Canada                                          146
                                                  ------------
    FINLAND -- 1.4%
      Metso                                  100            4
      Nokia                                  200            5
      Sampo                                3,500           72
                                                  ------------
    Total Finland                                          81
                                                  ------------
    FRANCE -- 6.0%
      AXA                                  2,400           88
      BNP Paribas                          1,108          105
      Bouygues                               426           23
      Sanofi-Aventis                         900           85
      Total                                  167           46
                                                  ------------
    Total France                                          347
                                                  ------------
    GERMANY -- 8.2%
      BASF                                    82            7
      Beiersdorf                             341           52
      Commerzbank                          2,000           83
      Hypo Real Estate Holding               700           49
      IVG Immobilien                       1,300           37
      MAN                                  1,435          109
      Patrizia Immobilien*                 1,600           43
      Puma                                    72           29
      Siemens                                700           66
                                                  ------------
    Total Germany                                         475
                                                  ------------
    GREECE -- 0.9%
      National Bank of Greece              1,100           55
                                                  ------------
    HONG KONG -- 4.1%
      ASM Pacific Technology              13,500           79
      Kingboard Chemical Holdings         19,000           50
      Shun TAK Holdings                   40,000           51
      Techtronic Industries               25,000           42
      Vtech Holdings                       3,000           14
                                                  ------------
    Total Hong Kong                                       236
                                                  ------------
    ITALY -- 1.5%
      ENI                                    278            9
      UniCredito Italiano*                10,000           75
                                                  ------------
    Total Italy                                            84
                                                  ------------
    JAPAN -- 24.9%
      ABILIT                               1,200           22
      Advantest                              800           92
      Bank of Fukuoka                      7,000           60
      Canon                                1,900          144
      Central Japan Railway                    8           82
      Fujitsu General*                     3,000           10
      Haseko*                              2,000            8
      Juki                                 9,000           59
      KDDI                                    16           98
      Komatsu                              4,000           85
      Mitsubishi UFJ Financial
      Group                                    4           63

1                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual International Equity Fund
April 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
JAPAN -- CONTINUED
      Mizuho Financial Group                   8  $        68
      Nidec                                  600           46
      Nintendo                               400           59
      Nippon Steel                         5,000           18
      Nippon Yusen Kabushiki Kaish         3,000           18
      Nissan Diesel Motor                  3,000           16
      Nissan Motor                         7,600          100
      ORIX                                   290           87
      SBI Holdings                            60           31
      Sony                                   100            5
      Sumisho Lease                        1,300           75
      Tokyo Electron                         300           22
      Tokyo Steel Manufacturing              500           11
      Towa Real Estate
         Development*                      1,500           12
      Toyota Motor                         1,200           70
      Urban                                3,800           56
      Yamato Kogyo                           800           17
                                                  ------------
    Total Japan                                         1,434
                                                  ------------
    NETHERLANDS -- 5.3%
      Aegon                                4,868           88
      ASML Holding*                        2,600           55
      European Aeronautic Defence
         and Space                           495           20
      Heineken                               111            4
      ING Groep                            3,286          134
      TNT                                     52            2
                                                  ------------
    Total Netherlands                                     303
                                                  ------------
    PORTUGAL -- 0.5%
      Banco Comercial Portugues           10,031           31
                                                  ------------
    SINGAPORE -- 2.5%
      Keppel                               9,000           87
      Singapore Airlines                   4,349           39
      Singapore Telecommunications        11,000           19
                                                  ------------
    Total Singapore                                       145
                                                  ------------
    SOUTH KOREA -- 1.7%
      Daegu Bank                           1,600           30
      NHN                                    120           43
      Shinsegae                               50           24
                                                  ------------
    Total South Korea                                      97
                                                  ------------
    SPAIN -- 1.6%
      Banco Bilbao Vizcaya
         Argentaria                        3,800           84
      Telefonica                             613           10
                                                  ------------
    Total Spain                                            94
                                                  ------------
    SWITZERLAND -- 4.8%
      ABB*                                 3,600           51
      Julius Baer Holding                    500           48
      Novartis                               800           46
      Roche Holding                          355           54
      Zurich Financial Services              312           76
                                                  ------------
    Total Switzerland                                     275
                                                  ------------


                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
    TAIWAN -- 0.6%
      HON HAI Precision Industry           2,400  $        32
                                                  ------------
    UNITED KINGDOM -- 15.9%
      3i Group                             4,200           68
      Amlin                                3,962           20
      AstraZeneca                          1,922          106
      BP                                   3,701           45
      British Energy Group*                3,012           37
      Collins Stewart Tullett              3,800           50
      Corus Group                         18,863           29
      Gallaher Group                         497            8
      GlaxoSmithKline                      3,200           92
      HBOS                                 4,368           77
      HSBC Holdings                        7,283          126
      Marks & Spencer Group                1,546           16
      National Grid                        8,276           87
      Persimmon                              904           22
      Vedanta Resources - When
         Issued*                           1,500           43
      Vodafone Group                      37,000           87
                                                  ------------
    Total United Kingdom                                  913
                                                  ------------
Total Foreign Common Stock
  (Cost $4,782)                                         5,351
                                                  ------------

FOREIGN PREFERRED STOCK -- 2.0%
    GERMANY -- 2.0%
      Fresenius*                              50            9
      Porsche                                105          105
                                                  ------------
    Total Germany                                         114
                                                  ------------
Total Foreign Preferred Stock
  (Cost $84)                                              114
                                                  ------------

Total Investments -- 98.5% +
  (Cost $5,024)                                         5,669
                                                  ------------

Other Assets and Liabilities, Net -- 1.5%                  89
                                                  ------------

Total Net Assets -- 100.0%                        $     5,758
                                                  ============

-----------------------------------------------------------------

* Non-income producing security.
ADR -- American Depositary Receipt
Cost figures are shown with "000's" omitted.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $5,024,453, and the unrealized appreciation and depreciation were $694,257 and $(49,574), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


2                   Old Mutual Advisor Funds / Quarterly Report / April 30, 2006

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds (the "registrant") as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended April 30, 2006, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Attached hereto as Exhibit EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS

By: /S/ DAVID J. BULLOCK
    --------------------
    David J. Bullock, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ DAVID J. BULLOCK
    --------------------
    David J. Bullock, Principal Executive Officer

Date:  June 21, 2006

By: /S/ MARK E. BLACK
    -----------------
    Mark E. Black, Principal Financial Officer

Date: June 21, 2006